UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

December 31, 2009

Prime Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

COMMERCIAL PAPER(1) ― 37.6%
American Honda Finance Corp., 0.15%, 1/20/10	$ 15,000,000	$ 14,998,813
Austin Texas, 0.34%, 1/14/10	21,959,000	21,956,285
Austin Texas, 0.30%, 2/5/10	1,740,000	1,739,492
BNP Paribas Finance, Inc., 0.01%, 1/4/10	18,500,000	18,499,985
Board of Trustees of The Leland Stanford Junior University (The), 0.25%, 4/1/10	7,000,000	6,995,625
Catholic Health Initiatives, 0.95%, 2/4/10	55,663,000	55,663,000
Catholic Health Initiatives, 0.35%, 3/10/10	30,000,000	30,000,000
Chariot Funding LLC, 0.16%, 1/26/10(2)	34,000,000	33,996,222
Chariot Funding LLC, 0.17%, 2/12/10(2)	15,000,000	14,997,025
Charta LLC, 0.20%, 2/5/10(2)	3,200,000	3,199,378
Chicago Illinois, 0.35%, 1/14/10	14,706,000	14,704,142
Chicago Illinois, 0.35%, 2/16/10	35,000,000	34,984,359
Chicago Midway Airport, 0.25%, 1/6/10	4,275,000	4,275,000
Chicago Midway Airport, 0.45%, 1/6/10	4,275,000	4,275,000
Citibank Credit Card Issuance Trust, 0.23%, 1/5/10(2)	17,000,000	16,999,566
Citibank Credit Card Issuance Trust, 0.23%, 1/15/10(2)	13,000,000	12,998,837
Citibank Credit Card Issuance Trust, 0.22%, 2/2/10(2)	45,000,000	44,991,200
Crown Point Capital Co. LLC, 0.45%, 1/19/10(2)	60,000,000	59,986,500
Crown Point Capital Co. LLC, 0.40%, 2/9/10(2)	33,000,000	32,985,700
Govco LLC, 0.21%, 3/5/10(2)	5,500,000	5,497,979
Govco LLC, 0.34%, 4/26/10(2)	9,200,000	9,190,008
Govco LLC, 0.32%, 5/17/10(2)	40,000,000	39,951,644
Legacy Capital LLC, 0.45%, 1/5/10(2)	27,600,000	27,598,620
Legacy Capital LLC, 0.40%, 2/5/10(2)	46,000,000	45,982,111
Legacy Capital LLC, 0.40%, 2/8/10(2)	14,000,000	13,994,089
Lexington Parker Capital, 0.45%, 1/15/10(2)	6,000,000	5,998,950
Lexington Parker Capital, 0.40%, 2/5/10(2)	42,500,000	42,483,472
Lexington Parker Capital, 0.40%, 2/8/10(2)	39,000,000	38,983,533
Oakland-Alameda County, 0.38%, 1/8/10	14,200,000	14,200,000
Oakland-Alameda County, 0.31%, 2/19/10	37,855,000	37,856,020
Pfizer, Inc., 0.46%, 2/26/10(2)	62,000,000	61,955,636
Providence Health & Services, 0.35%, 4/8/10	30,000,000	30,000,000
Providence Health & Services, 0.45%, 6/8/10	7,000,000	7,000,000
Regents of University of California, 0.28%, 1/8/10	5,000,000	4,999,728
Regents of University of California, 0.30%, 2/9/10	4,350,000	4,350,000
Regents of University of California, 0.25%, 2/23/10	28,500,000	28,489,510
Salvation Army (The), 0.30%, 1/5/10	17,000,000	17,000,000
Salvation Army (The), 0.25%, 2/2/10	25,900,000	25,900,000
Salvation Army (The), 0.30%, 2/3/10	28,000,000	28,000,000
St. Joseph County, 0.28%, 1/6/10	4,010,000	4,009,861
Toyota Credit Canada, Inc., 0.21%, 2/9/10	30,000,000	29,993,175
Toyota Financial Services de Puerto Rico, Inc., 0.19%, 1/6/10	23,000,000	22,999,393
Westpac Securities NZ Ltd., 0.23%, 1/25/10(2)	30,000,000	29,995,400
TOTAL COMMERCIAL PAPER		1,004,675,258
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 28.2%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 16.0%
FFCB, 0.95%, 3/2/10	5,000,000	4,999,664
FHLB, 1.12%, 1/15/10	50,000,000	50,002,039

Prime Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

FHLB, 3.10%, 2/4/10	$ 64,210,000	$ 64,345,755
FHLB, 1.10%, 3/30/10	20,000,000	19,996,034
FHLB, 3.00%, 6/11/10	4,695,000	4,748,881
FHLB, 5.25%, 6/11/10	8,290,000	8,467,442
FHLB, 2.75%, 6/18/10	4,235,000	4,280,851
FHLB, 0.60%, 6/22/10	85,000,000	84,940,719
FHLB, 0.60%, 6/25/10	10,000,000	10,009,646
FHLB, 0.55%, 7/28/10	40,000,000	39,996,524
FHLB, 3.375%, 8/13/10	5,200,000	5,287,667
FHLB, 0.56%, 8/20/10	30,000,000	29,991,076
FHLB, 0.60%, 9/17/10	22,865,000	22,883,389
FHLB, 0.50%, 10/28/10	10,000,000	10,000,000
FHLB, 0.40%, 12/28/10	28,750,000	28,742,891
FHLB, 0.45%, 12/30/10	25,000,000	24,997,514
FHLB, 0.42%, 1/3/11	15,000,000	14,995,677
		428,685,769
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 7.0%
FHLB, VRN, 0.76%, 1/4/10	40,000,000	40,000,000
FHLB, VRN, 0.77%, 1/4/10	23,000,000	23,000,000
FHLB, VRN, 0.77%, 1/4/10	25,000,000	25,001,644
FHLB, VRN, 0.13%, 1/26/10	50,000,000	50,000,000
FHLB, VRN, 0.20%, 2/10/10	40,000,000	40,009,987
FHLB, VRN, 0.24%, 2/19/10	7,500,000	7,501,753
		185,513,384
GOVERNMENT-BACKED CORPORATE BONDS(3)― 3.1%
Bank of America N.A., VRN, 0.28%, 3/15/10, resets quarterly off the 3-month LIBOR plus 0.03% with no caps	40,000,000	40,000,000
Citigroup Funding, Inc., VRN, 0.38%, 1/29/10	35,000,000	35,047,789
General Electric Capital Corp., VRN, 0.33%, 1/8/10	7,800,000	7,807,025
		82,854,814
U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) ― 2.1%
FHLB Discount Notes, 0.70%, 1/13/10	55,000,000	54,987,167
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS		752,041,134
MUNICIPAL SECURITIES — 28.0%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.26%, 1/4/10 (LOC: LaSalle Bank N.A.)	5,650,000	5,650,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Urban School of San Francisco), VRDN, 0.37%, 1/7/10 (LOC: Allied Irish Bank plc)	4,670,000	4,670,000
Alameda County Industrial Development Auth. Rev., (Segale Bros. Wood Products), VRDN, 0.30%, 1/7/10 (LOC: Bank of the West)	2,030,000	2,030,000
California State Department of Water Resources Power Supply Rev., Series 2005 G3, VRDN, 0.21%, 1/7/10 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
Camden County Public Service Auth. Rev., (St. Marys), VRDN, 0.25%, 1/7/10 (AGC) (SBBPA: Bank of America N.A.)	23,395,000	23,395,000
Charleston County School District GO, 1.50%, 3/1/10 (SCSDE)	40,000,000	40,078,454
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas), VRDN, 0.25%, 1/6/10	15,900,000	15,900,000
Connecticut Housing Finance Auth. Rev., Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.25%, 1/7/10 (SBBPA: JPMorgan Chase Bank N.A.)	48,285,000	48,285,000

Prime Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

El Monte COP, Series 2003 B, (Community Improvement), VRDN, 0.70%, 1/7/10 (LOC: Union Bank of CA N.A. and California State Teacher's Retirement System)	$ 2,150,000	$ 2,150,000
Fairfield Pension Obligation Rev., Series 2005 A, VRDN, 0.95%, 1/7/10 (LOC: Landesbank Hessen-Thuringen Girozentrale)	5,420,000	5,420,000
Harris County Health Facilities Development Corp. Rev., Series 2008 A2, (Methodist Hospital System), VRDN, 0.20%, 1/4/10	7,000,000	7,000,000
Highlands County Health Facilities Auth. Rev., Series 2005 I, (Adventist Health System), VRDN, 0.21%, 1/7/10	7,500,000	7,500,000
Idaho Health Facilities Auth. Rev., (St. Lukes Regional Medical Center), VRDN, 0.30%, 1/4/10 (AGM) (SBBPA: Bayerische Landesbank)	44,865,000	44,865,000
Illinois GO, 2.00%, 4/13/10	60,000,000	60,240,776
Illinois GO, 4.00%, 5/20/10	25,500,000	25,769,260
Illinois GO, 2.00%, 6/10/10	50,000,000	50,248,011
Indiana Finance Auth. Rev., Series 2008 E5, (Ascension Health), VRDN, 0.33%, 6/15/10	8,085,000	8,085,000
Indiana Finance Auth. Rev., Series 2008 E8, (Ascension Health), VRDN, 0.33%, 6/15/10	6,725,000	6,725,000
Indiana Finance Auth. Rev., Series 2009 E4, (Ascension Health), VRDN, 0.39%, 5/17/10	2,000,000	2,000,000
Iowa Finance Auth. Rev., (Central College), VRDN, 0.25%, 1/4/10 (LOC: Wells Fargo Bank N.A.)	2,600,000	2,600,000
JJB Properties LLC Rev., (Rental Property), VRDN, 1.50%, 1/7/10 (LOC: Arvest Bank and FHLB)	5,750,000	5,750,000
Kansas City Financing Commission Tax Increment Rev., Series 2006 B, (Briarcliff West), VRDN, 0.35%, 1/4/10 (LOC: M&I Marshall & Ilsley Bank and FHLB)	10,000,000	10,000,000
Kentucky Housing Corp. Rev., Series 2006 O, VRDN, 0.36%, 1/4/10 (SBBPA: BNP Paribas)	14,085,000	14,085,000
Kentucky Housing Corp. Rev., Series 2007 O, VRDN, 0.58%, 1/7/10 (SBBPA: Lloyds TSB Bank plc)	5,405,000	5,405,000
Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 0.60%, 1/4/10 (SBBPA: Lloyds TSB Bank plc)	6,825,000	6,825,000
Long Beach Rev., Series 2004 A, (Towne Center Site), VRDN, 1.25%, 1/7/10 (LOC: Allied Irish Bank plc)	5,580,000	5,580,000
Michigan GO, Series 2009 A, 2.00%, 9/30/10	10,000,000	10,109,077
Midwestern University Foundation Rev., Series 2009 A, VRDN, 0.30%, 1/7/10 (LOC: Royal Bank of Canada)	5,000,000	5,000,000
Minnesota State Office of Higher Education Rev., Series 2008 A, (Suppl Student-A), VRDN, 0.30%, 1/7/10 (LOC: U.S. Bank N.A.)	6,000,000	6,000,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 1.00%, 1/4/10 (LOC: BancorpSouth Bank and FHLB)	5,395,000	5,395,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 1.02%, 1/4/10 (LOC: Trustmark National Bank and FHLB)	4,330,000	4,330,000
Missouri State Health & Educational Facilities Auth. Rev., Series 2009 C5, (Ascension Health), VRDN, 0.39%, 5/17/10	2,000,000	2,000,000
New Mexico Educational Assistance Foundation Rev., Series 2003 A2, VRDN, 0.28%, 1/6/10 (LOC: Royal Bank of Canada)	7,000,000	7,000,000
New York City Housing Development Corp. Multifamily Rev., Series 2005 A, (270 East Burnside), VRDN, 0.20%, 1/6/10 (LIQ FAC: FNMA)	6,400,000	6,400,000
New York GO, Series 2008 J13, VRDN, 0.30%, 1/4/10 (SBBPA: Lloyds TSB Bank plc)	72,900,000	72,900,000
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 1.23%, 1/5/10 (LOC: Bank of New York and California State Teacher's Retirement System)	6,000,000	6,000,000
Plymouth Rev., (Carlson Center), VRDN, 0.35%, 1/7/10 (LOC: U.S. Bank N.A.)	565,000	565,000

Prime Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Portland GO, (Taxable Pension), VRDN, 0.47%, 1/6/10 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	$ 75,755,000	$ 75,754,682
Putnam County Industrial Development Agency Rev., (Sincerity Facility LLC), VRDN, 1.23%, 1/7/10 (LOC: Bank of New York)	9,990,000	9,990,000
Roanoke Industrial Development Auth. Rev., Series 2005 C1, (Carilion Health System), VRDN, 0.20%, 1/4/10 (AGM) (SBBPA: Wachovia Bank N.A.)	20,000,000	20,000,000
Santa Ana Multifamily Housing Auth. Rev., Series 1996 A, (Vintage Apartments), VRDN, 0.28%, 1/7/10 (LOC: FNMA) (LIQ FAC: FNMA)	5,235,000	5,235,000
Santa Rosa Pension Obligation Rev., Series 2003 A, VRDN, 0.95%, 1/7/10 (LOC: Landesbank Hessen-Thuringen Girozentrale)	13,270,000	13,270,000
South Carolina Association of Governmental Organizations COP, Series 2009 B, 1.50%, 3/1/10 (SCSDE)	25,000,000	25,037,723
Southern California Public Power Auth. Rev., (Tieton Hydropower), 2.00%, 8/16/10	4,000,000	4,032,243
Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.40%, 1/6/10 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	13,345,000	13,345,000
University Hospitals Trust Rev., Series 2005 B, VRDN, 0.28%, 1/6/10 (LOC: Bank of America N.A.)	5,200,000	5,200,000
University of Kansas Hospital Auth. Rev., (Health System), VRDN, 0.25%, 1/4/10 (LOC: U.S. Bank N.A.)	6,210,000	6,210,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2006 C, (Aurora Health Care), VRDN, 0.25%, 1/4/10 (LOC: U.S. Bank N.A.)	15,000,000	15,000,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.26%, 1/4/10 (LOC: Chase Manhattan Bank)	14,000,000	14,000,000
TOTAL MUNICIPAL SECURITIES		746,030,226
CORPORATE BONDS ― 4.7%
Blodgett Capital LLC, VRDN, 0.36%, 1/7/10	6,255,000	6,255,000
Brosis Finance LLC, VRDN, 0.45%, 1/6/10 (LOC: Branch Banking & Trust)	9,195,000	9,195,000
Colorado Natural Gas, Inc., VRDN, 0.63%, 1/7/10	3,225,000	3,225,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.38%, 1/7/10	21,901,000	21,901,000
DCC Development Corp., VRDN, 0.36%, 1/7/10	1,875,000	1,875,000
Herman & Kittle Capital LLC, VRDN, 0.30%, 1/7/10	1,405,000	1,405,000
High Track LLC, VRDN, 0.36%, 1/7/10	2,530,000	2,530,000
Jaxon Arbor LLC, VRDN, 0.36%, 1/7/10	1,080,000	1,080,000
Lammert Building LP, VRDN, 0.30%, 1/7/10(2)	3,160,000	3,160,000
Procter & Gamble International Funding SCA, VRN, 0.29%, 2/7/10, resets quarterly off the 3-month LIBOR plus 0.01% with no caps	15,000,000	15,000,000
Procter & Gamble International Funding SCA, VRN, 0.53%, 2/8/10, resets quarterly off the 3-month LIBOR plus 0.25% with no caps	5,000,000	5,000,000
RMD Note Issue, LLC, VRDN, 0.36%, 1/6/10	10,105,000	10,105,000
Roman Catholic Bishop of San Jose, VRDN, 1.80%, 1/7/10 (LOC: Allied Irish Bank plc)	9,575,000	9,575,000
Saddleback Valley Community Church, VRDN, 0.25%, 1/7/10	9,700,000	9,700,000
Salvation Army (The), VRN, 1.23%, 1/7/10 (LOC: Bank of New York)	7,500,000	7,500,000
Salvation Army (The), VRN, 1.23%, 1/7/10 (LOC: Bank of New York)	8,000,000	8,000,000
Unilever Capital Corp., 7.12%, 11/1/10	10,000,000	10,539,681
TOTAL CORPORATE BONDS		126,045,681
CERTIFICATES OF DEPOSIT ― 1.3%
BNP Paribas, 0.23%, 1/7/10	35,000,000	35,000,000

Prime Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS(4)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	347,310	$ 347,310
TOTAL INVESTMENT SECURITIES — 99.8%		2,664,139,609
OTHER ASSETS AND LIABILITIES — 0.2%		4,041,822
TOTAL NET ASSETS — 100.0%		$2,668,181,431

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
SCSDE	-	South Carolina School District Enhancement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $544,945,870, which represented 20.0% of total net assets. None of the restricted securities are considered to be illiquid.

(3)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or
December 31, 2012.

(4)	Category is less than 0.05% of total net assets.

Prime Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. Investments in open-end management investment companies are valued at the reported net asset value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	–	$1,004,675,258	–
U.S. Government Agency Securities and Equivalents	–	752,041,134	–
Municipal Securities	–	746,030,226	–
Corporate Bonds	–	126,045,681	–
Certificates of Deposit	–	35,000,000	–
Temporary Cash Investments	$347,310	–	–
Total Value of Investment Securities	$347,310	$2,663,792,299	–

3. Federal Tax Information

As of December 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,664,139,609

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

December 31, 2009

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS ― 28.0%
AEROSPACE & DEFENSE ― 0.9%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(1)(2)	$ 2,700,000	$ 2,909,480
Boeing Co. (The), 1.875%, 11/20/12(2)	1,500,000	1,484,320
Boeing Co. (The), 5.875%, 2/15/40(2)	1,000,000	1,027,154
Goodrich Corp., 4.875%, 3/1/20(2)	1,750,000	1,734,416
Honeywell International, Inc., 5.30%, 3/15/17(2)	675,000	712,809
Honeywell International, Inc., 5.30%, 3/1/18(2)	610,000	644,452
L-3 Communications Corp., 5.875%, 1/15/15(2)	4,500,000	4,516,875
L-3 Communications Corp., 5.20%, 10/15/19(1)(2)	3,870,000	3,835,213
Lockheed Martin Corp., 7.65%, 5/1/16(2)	1,700,000	2,024,018
Lockheed Martin Corp., 6.15%, 9/1/36(2)	663,000	704,050
Lockheed Martin Corp., 5.50%, 11/15/39(2)	1,260,000	1,239,047
Northrop Grumman Corp., 3.70%, 8/1/14(2)	1,300,000	1,306,360
United Technologies Corp., 6.125%, 2/1/19(2)	2,660,000	2,944,607
United Technologies Corp., 6.05%, 6/1/36(2)	1,027,000	1,095,427
United Technologies Corp., 6.125%, 7/15/38(2)	650,000	706,651
		26,884,879
AUTOMOBILES ― 0.1%
American Honda Finance Corp., 7.625%, 10/1/18(1)(2)	800,000	916,127
Daimler Finance N.A. LLC, 5.875%, 3/15/11(2)	710,000	742,574
		1,658,701
BEVERAGES ― 0.7%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)(2)	5,080,000	5,107,178
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(1)	6,780,000	7,582,881
Diageo Capital plc, 5.20%, 1/30/13(2)	1,160,000	1,242,727
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(2)	4,457,000	5,008,005
PepsiAmericas, Inc., 4.375%, 2/15/14(2)	800,000	833,116
SABMiller plc, 6.20%, 7/1/11(1)(2)	2,060,000	2,180,881
		21,954,788
BIOTECHNOLOGY ― 0.1%
Amgen, Inc., 5.85%, 6/1/17(2)	2,560,000	2,801,677
CAPITAL MARKETS ― 1.9%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	2,830,000	2,981,430
Bear Stearns Cos., Inc. (The), 6.40%, 10/2/17(2)	3,617,000	3,948,889
Credit Suisse (New York), 5.00%, 5/15/13(2)	4,330,000	4,621,244
Credit Suisse (New York), 5.50%, 5/1/14(2)	2,320,000	2,520,098
Credit Suisse (New York), 5.30%, 8/13/19(2)	3,300,000	3,395,373
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	810,000	861,196
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	3,600,000	3,941,330
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	3,520,000	3,702,741
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18(2)	1,600,000	1,715,579
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	6,070,000	7,088,431
Jefferies Group, Inc., 8.50%, 7/15/19(2)	2,000,000	2,189,878
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	1,965,000	2,104,432
Morgan Stanley, 4.20%, 11/20/14(2)	3,400,000	3,406,093
Morgan Stanley, 6.00%, 4/28/15(2)	3,310,000	3,529,897
Morgan Stanley, 6.625%, 4/1/18(2)	3,480,000	3,768,478
Morgan Stanley, 7.30%, 5/13/19(2)	2,430,000	2,733,432
Morgan Stanley, 5.625%, 9/23/19(2)	4,000,000	4,036,724

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

UBS AG (Stamford Branch), 5.75%, 4/25/18(2)	$ 2,000,000	$ 2,039,360
		58,584,605
CHEMICALS ― 0.3%
Dow Chemical Co. (The), 4.85%, 8/15/12(2)	1,690,000	1,777,214
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	4,050,000	4,840,329
E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)	700,000	750,182
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	2,100,000	2,296,396
Rohm & Haas Co., 5.60%, 3/15/13(2)	550,000	580,910
		10,245,031
COMMERCIAL BANKS ― 1.7%
Barclays Bank plc, 5.00%, 9/22/16(2)	2,790,000	2,854,898
BB&T Corp., 5.70%, 4/30/14(2)	1,680,000	1,820,260
National Australia Bank Ltd., 2.55%, 1/13/12(1)(2)	13,720,000	13,930,808
PNC Bank N.A., 4.875%, 9/21/17(2)	882,000	835,870
PNC Bank N.A., 6.00%, 12/7/17(2)	730,000	742,205
SunTrust Bank, 7.25%, 3/15/18(2)	320,000	334,643
Wachovia Bank N.A., 4.80%, 11/1/14(2)	1,500,000	1,535,055
Wachovia Bank N.A., 4.875%, 2/1/15(2)	3,320,000	3,394,448
Wells Fargo & Co., 4.375%, 1/31/13(2)	2,310,000	2,401,069
Wells Fargo & Co., 5.625%, 12/11/17(2)	2,000,000	2,083,634
Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	900,000	950,691
Westpac Banking Corp., 1.90%, 12/14/12(1)(2)	19,000,000	18,859,951
Westpac Banking Corp., 4.875%, 11/19/19(2)	1,710,000	1,691,050
		51,434,582
COMMERCIAL SERVICES & SUPPLIES ― 0.6%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	2,500,000	2,610,658
Corrections Corp. of America, 6.25%, 3/15/13(2)	3,870,000	3,908,700
Corrections Corp. of America, 7.75%, 6/1/17(2)	1,800,000	1,863,000
Republic Services, Inc., 5.50%, 9/15/19(1)(2)	2,000,000	2,034,698
Waste Management, Inc., 7.375%, 3/11/19(2)	4,500,000	5,201,509
Waste Management, Inc., 6.125%, 11/30/39(2)	2,070,000	2,064,103
		17,682,668
COMMUNICATIONS EQUIPMENT ― 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(2)	4,000,000	4,058,448
CONSUMER FINANCE ― 1.2%
American Express Centurion Bank, 5.55%, 10/17/12(2)	1,700,000	1,819,204
American Express Centurion Bank, 6.00%, 9/13/17(2)	4,340,000	4,504,256
American Express Co., 7.25%, 5/20/14(2)	3,500,000	3,953,040
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	3,000,000	3,550,935
Capital One Capital V, 10.25%, 8/15/39(2)	1,800,000	2,097,927
General Electric Capital Corp., 3.75%, 11/14/14(2)	6,460,000	6,455,820
General Electric Capital Corp., 4.375%, 9/21/15(2)	4,220,000	4,277,839
General Electric Capital Corp., 5.625%, 9/15/17(2)	3,080,000	3,178,043
General Electric Capital Corp., 6.00%, 8/7/19(2)	3,000,000	3,119,733
John Deere Capital Corp., 4.90%, 9/9/13(2)	1,200,000	1,291,045
SLM Corp., 5.375%, 1/15/13(2)	1,900,000	1,793,543
		36,041,385
CONTAINERS & PACKAGING ― 0.2%
Ball Corp., 6.875%, 12/15/12(2)	3,351,000	3,409,642
Ball Corp., 7.125%, 9/1/16(2)	2,950,000	3,038,500
		6,448,142

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

DIVERSIFIED CONSUMER SERVICES ― 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.625%, 5/1/14(2)	$ 2,120,000	$ 2,183,231
DIVERSIFIED FINANCIAL SERVICES ― 2.0%
Bank of America Corp., 4.90%, 5/1/13(2)	3,050,000	3,164,384
Bank of America Corp., 6.50%, 8/1/16(2)	10,520,000	11,327,557
Bank of America Corp., 5.65%, 5/1/18(2)	1,300,000	1,322,473
Bank of America Corp., 7.625%, 6/1/19(2)	1,790,000	2,074,329
Bank of America N.A., 5.30%, 3/15/17(2)	4,939,000	4,847,801
BP Capital Markets plc, 5.25%, 11/7/13(2)	1,950,000	2,125,853
Citigroup, Inc., 5.50%, 4/11/13(2)	6,065,000	6,292,662
Citigroup, Inc., 5.50%, 10/15/14(2)	1,360,000	1,378,476
Citigroup, Inc., 6.01%, 1/15/15(2)	2,260,000	2,310,163
Citigroup, Inc., 6.125%, 5/15/18(2)	2,940,000	2,960,689
Citigroup, Inc., 8.50%, 5/22/19(2)	1,200,000	1,388,010
Citigroup, Inc., 8.125%, 7/15/39(2)	2,600,000	2,943,338
JPMorgan Chase & Co., 4.65%, 6/1/14(2)	5,360,000	5,652,050
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	11,250,000	12,113,044
JPMorgan Chase Bank National Association, 5.875%, 6/13/16(1)(2)	1,250,000	1,313,391
		61,214,220
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.9%
Alltel Corp., 7.875%, 7/1/32(2)	1,190,000	1,419,240
AT&T, Inc., 6.25%, 3/15/11(2)	1,580,000	1,673,664
AT&T, Inc., 6.70%, 11/15/13(2)	2,170,000	2,450,401
AT&T, Inc., 5.10%, 9/15/14(2)	1,000,000	1,076,786
AT&T, Inc., 6.80%, 5/15/36(2)	1,000,000	1,068,356
AT&T, Inc., 6.55%, 2/15/39(2)	4,440,000	4,693,870
Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, 5/20/11(2)	300,000	309,454
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	1,580,000	1,716,307
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	6,350,000	7,889,265
CenturyTel, Inc., 7.60%, 9/15/39(2)	2,420,000	2,487,508
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	2,210,000	2,478,378
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	800,000	1,031,649
Embarq Corp., 7.08%, 6/1/16(2)	944,000	1,044,075
France Telecom SA, 4.375%, 7/8/14(2)	3,140,000	3,284,528
Koninklijke KPN NV, 8.375%, 10/1/30(2)	2,170,000	2,726,392
Qwest Corp., 7.875%, 9/1/11(2)	1,950,000	2,052,375
Qwest Corp., 7.50%, 10/1/14(2)	800,000	835,000
Sprint Capital Corp., 7.625%, 1/30/11(2)	2,870,000	2,952,513
Telecom Italia Capital SA, 4.00%, 1/15/10(2)	1,263,000	1,263,980
Telecom Italia Capital SA, 6.18%, 6/18/14(2)	4,410,000	4,784,634
Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	750,000	793,514
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	2,800,000	3,006,629
Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	1,600,000	1,832,901
Verizon Communications, Inc., 8.75%, 11/1/18(2)	2,670,000	3,340,264
Verizon Communications, Inc., 6.40%, 2/15/38(2)	870,000	912,533
		57,124,216
ELECTRIC UTILITIES ― 0.9%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	1,123,000	1,209,886
Carolina Power & Light Co., 5.25%, 12/15/15(2)	545,000	596,732
Carolina Power & Light Co., 5.30%, 1/15/19(2)	770,000	805,498
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	908,000	925,795

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	$ 1,670,000	$ 1,949,785
Duke Energy Corp., 6.30%, 2/1/14(2)	1,570,000	1,727,961
Duke Energy Corp., 3.95%, 9/15/14(2)	4,010,000	4,066,810
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	2,420,000	2,425,668
FirstEnergy Corp., 6.45%, 11/15/11(2)	96,000	102,982
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	4,870,000	4,923,063
Florida Power Corp., 5.65%, 6/15/18(2)	790,000	849,294
Florida Power Corp., 6.35%, 9/15/37(2)	540,000	587,260
Niagara Mohawk Power Corp., 4.88%, 8/15/19(1)	1,600,000	1,589,386
Pacificorp, 6.00%, 1/15/39(2)	2,340,000	2,467,895
Progress Energy, Inc., 6.05%, 3/15/14(2)	950,000	1,040,989
Southern California Edison Co., 5.625%, 2/1/36(2)	780,000	786,256
Toledo Edison Co. (The), 6.15%, 5/15/37(2)	425,000	421,292
		26,476,552
ELECTRICAL EQUIPMENT(3)
Roper Industries, Inc., 6.25%, 9/1/19(2)	1,340,000	1,397,553
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.5%
Amphenol Corp., 4.75%, 11/15/14(2)	2,000,000	2,002,852
Corning, Inc., 6.625%, 5/15/19(2)	5,705,000	6,227,983
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	5,950,000	6,277,250
		14,508,085
ENERGY EQUIPMENT & SERVICES ― 0.3%
Pride International, Inc., 8.50%, 6/15/19(2)	3,600,000	4,176,000
Weatherford International Ltd., 9.625%, 3/1/19(2)	3,000,000	3,746,118
		7,922,118
FOOD & STAPLES RETAILING ― 0.6%
CVS Caremark Corp., 6.60%, 3/15/19(2)	5,000,000	5,480,980
Delhaize Group SA, 5.875%, 2/1/14(2)	2,560,000	2,751,967
Kroger Co. (The), 6.80%, 4/1/11(2)	3,170,000	3,367,196
Kroger Co. (The), 5.00%, 4/15/13(2)	1,580,000	1,672,136
Safeway, Inc., 5.80%, 8/15/12(2)	1,670,000	1,804,772
SYSCO Corp., 4.20%, 2/12/13(2)	1,170,000	1,224,888
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	1,060,000	1,114,112
Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	850,000	970,591
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	640,000	708,257
		19,094,899
FOOD PRODUCTS ― 0.4%
General Mills, Inc., 5.65%, 9/10/12(2)	1,460,000	1,589,296
General Mills, Inc., 5.25%, 8/15/13(2)	1,410,000	1,522,419
General Mills, Inc., 5.65%, 2/15/19(2)	1,660,000	1,763,659
Kellogg Co., 4.45%, 5/30/16(2)	2,400,000	2,474,878
Kraft Foods, Inc., 6.00%, 2/11/13(2)	830,000	890,729
Kraft Foods, Inc., 6.75%, 2/19/14(2)	1,190,000	1,317,134
Ralcorp Holdings, Inc., 6.625%, 8/15/39(1)(2)	2,500,000	2,445,877
		12,003,992
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.3%
Baxter International, Inc., 4.00%, 3/1/14(2)	1,620,000	1,672,200
Baxter International, Inc., 5.90%, 9/1/16(2)	1,130,000	1,246,664
Baxter International, Inc., 5.375%, 6/1/18(2)	650,000	691,036
Baxter International, Inc., 6.25%, 12/1/37(2)	590,000	646,883
Boston Scientific Corp., 6.00%, 1/15/20(2)	2,320,000	2,374,968

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

St. Jude Medical, Inc., 4.875%, 7/15/19(2)	$ 2,400,000	$ 2,423,659
		9,055,410
HEALTH CARE PROVIDERS & SERVICES ― 0.5%
Express Scripts, Inc., 5.25%, 6/15/12(2)	5,700,000	6,060,303
Express Scripts, Inc., 7.25%, 6/15/19(2)	1,700,000	1,934,887
HCA, Inc., 7.875%, 2/15/20(1)(2)	1,630,000	1,701,313
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	4,166,000	4,631,946
Quest Diagnostics, Inc., 4.75%, 1/30/20(2)	2,060,000	2,016,802
		16,345,251
HOTELS, RESTAURANTS & LEISURE ― 0.3%
McDonald's Corp., 5.35%, 3/1/18(2)	1,550,000	1,664,697
McDonald's Corp., 6.30%, 10/15/37(2)	560,000	609,408
Yum! Brands, Inc., 8.875%, 4/15/11(2)	600,000	649,442
Yum! Brands, Inc., 6.25%, 3/15/18(2)	2,550,000	2,786,056
Yum! Brands, Inc., 5.30%, 9/15/19(2)	3,545,000	3,567,309
Yum! Brands, Inc., 6.875%, 11/15/37(2)	560,000	607,030
		9,883,942
HOUSEHOLD DURABLES ― 0.1%
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	2,500,000	2,452,815
Whirlpool Corp., 8.60%, 5/1/14(2)	1,800,000	2,039,929
		4,492,744
HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(2)	560,000	621,749
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	820,000	993,715
		1,615,464
INDUSTRIAL CONGLOMERATES ― 0.4%
General Electric Co., 5.00%, 2/1/13(2)	2,734,000	2,894,524
General Electric Co., 5.25%, 12/6/17(2)	4,251,000	4,350,945
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(1)(2)	3,600,000	3,641,379
		10,886,848
INSURANCE ― 1.0%
Allstate Corp. (The), 7.45%, 5/16/19	3,300,000	3,840,659
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(2)	790,000	850,194
International Lease Finance Corp., 5.30%, 5/1/12(2)	950,000	807,364
Lincoln National Corp., 6.25%, 2/15/20(2)	2,000,000	1,974,606
MetLife Global Funding I, 2.875%, 9/17/12(1)(2)	600,000	605,099
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	2,170,000	2,300,604
MetLife, Inc., 6.75%, 6/1/16(2)	3,680,000	4,126,432
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	1,630,000	1,713,427
Prudential Financial, Inc., 3.625%, 9/17/12(2)	1,700,000	1,726,251
Prudential Financial, Inc., 7.375%, 6/15/19(2)	5,190,000	5,828,936
Prudential Financial, Inc., 5.40%, 6/13/35(2)	600,000	525,443
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(1)(2)	2,500,000	2,592,707
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	3,120,000	3,338,353
		30,230,075
INTERNET & CATALOG RETAIL ― 0.1%
Expedia, Inc., 7.46%, 8/15/18(2)	2,200,000	2,411,750
IT SERVICES ― 0.3%
International Business Machines Corp., 5.70%, 9/14/17(2)	8,100,000	8,869,694
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Hasbro, Inc., 6.125%, 5/15/14(2)	1,500,000	1,634,692

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

LIFE SCIENCES TOOLS & SERVICES(3)
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(1)(2)	$ 500,000	$ 493,450
MACHINERY ― 0.2%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	560,000	602,591
Caterpillar Financial Services Corp., 5.45%, 4/15/18(2)	1,620,000	1,690,162
Deere & Co., 5.375%, 10/16/29(2)	3,450,000	3,453,871
		5,746,624
MEDIA ― 2.0%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(1)(2)	2,950,000	3,788,015
CBS Corp., 5.50%, 5/15/33(2)	3,780,000	3,175,691
Comcast Corp., 5.90%, 3/15/16(2)	4,404,000	4,748,921
Comcast Corp., 6.40%, 5/15/38(2)	650,000	671,084
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)(2)	4,030,000	4,117,999
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(2)	3,320,000	3,465,250
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.875%, 10/1/19(1)(2)	2,000,000	2,037,942
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	1,000,000	1,115,000
News America, Inc., 6.90%, 8/15/39(1)(2)	4,000,000	4,377,936
Omnicom Group, Inc., 6.25%, 7/15/19(2)	4,000,000	4,323,204
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	4,410,000	4,714,528
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	4,400,000	4,841,571
Time Warner, Inc., 5.50%, 11/15/11(2)	2,105,000	2,235,824
Time Warner, Inc., 6.875%, 5/1/12(2)	2,380,000	2,606,900
Time Warner, Inc., 7.625%, 4/15/31(2)	1,006,000	1,171,885
Time Warner, Inc., 7.70%, 5/1/32(2)	2,390,000	2,814,727
Viacom, Inc., 6.25%, 4/30/16(2)	6,080,000	6,635,183
Viacom, Inc., 5.625%, 9/15/19(2)	1,400,000	1,464,478
Viacom, Inc., 6.875%, 4/30/36(2)	2,800,000	3,037,225
		61,343,363
METALS & MINING ― 1.1%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	2,250,000	2,862,666
ArcelorMittal, 6.125%, 6/1/18(2)	2,030,000	2,098,056
Barrick Gold Corp., 6.95%, 4/1/19	5,390,000	6,079,370
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	3,285,000	3,602,006
Newmont Mining Corp., 6.25%, 10/1/39(2)	4,130,000	4,148,874
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	5,350,000	5,777,460
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(2)	1,250,000	1,584,625
Teck Resources Ltd., 10.75%, 5/15/19(2)	4,980,000	5,976,000
Vale Overseas Ltd., 5.625%, 9/15/19(2)	1,450,000	1,471,355
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(1)(2)	447,000	458,800
		34,059,212
MULTILINE RETAIL(3)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	396,000	406,395
MULTI-UTILITIES ― 1.0%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	560,000	579,504
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	950,000	923,876
Dominion Resources, Inc., 4.75%, 12/15/10(2)	584,000	601,275
Dominion Resources, Inc., 6.40%, 6/15/18(2)	6,000,000	6,564,702
Georgia Power Co., 6.00%, 11/1/13(2)	1,670,000	1,857,866
NSTAR Electric Co., 5.625%, 11/15/17(2)	1,910,000	2,048,439
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	2,247,000	2,319,396
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	367,000	373,232
Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	610,000	663,734

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

PG&E Corp., 5.75%, 4/1/14(2)	$ 3,870,000	$ 4,175,343
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	790,000	858,351
Sempra Energy, 8.90%, 11/15/13(2)	3,740,000	4,349,945
Sempra Energy, 6.50%, 6/1/16(2)	1,190,000	1,292,264
Sempra Energy, 9.80%, 2/15/19(2)	1,840,000	2,300,199
Sempra Energy, 6.00%, 10/15/39(2)	1,350,000	1,337,641
		30,245,767
OFFICE ELECTRONICS ― 0.2%
Xerox Corp., 5.65%, 5/15/13(2)	1,370,000	1,428,574
Xerox Corp., 4.25%, 2/15/15(2)	1,260,000	1,252,639
Xerox Corp., 5.625%, 12/15/19(2)	2,170,000	2,171,059
		4,852,272
OIL, GAS & CONSUMABLE FUELS ― 2.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	2,800,000	3,032,952
Anadarko Petroleum Corp., 6.95%, 6/15/19(2)	1,000,000	1,136,020
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	3,750,000	3,929,093
Cenovus Energy, Inc., 4.50%, 9/15/14(1)(2)	2,260,000	2,335,337
ConocoPhillips, 6.50%, 2/1/39(2)	2,270,000	2,528,026
El Paso Corp., 7.875%, 6/15/12(2)	2,630,000	2,737,972
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	1,240,000	1,328,393
EnCana Corp., 6.50%, 5/15/19	1,000,000	1,120,631
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	5,500,000	5,929,946
Enterprise Products Operating LLC, 6.125%, 10/15/39(2)	1,000,000	969,308
EOG Resources, Inc., 5.625%, 6/1/19(2)	1,800,000	1,915,709
Hess Corp., 6.00%, 1/15/40(2)	2,100,000	2,086,697
Kerr-McGee Corp., 6.95%, 7/1/24(2)	3,175,000	3,446,485
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(2)	450,000	476,029
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	3,630,000	4,034,139
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	2,020,000	2,042,483
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	2,350,000	2,555,519
Marathon Oil Corp., 7.50%, 2/15/19(2)	1,600,000	1,849,714
Nexen, Inc., 5.65%, 5/15/17(2)	1,770,000	1,843,521
Nexen, Inc., 6.20%, 7/30/19(2)	2,610,000	2,766,694
Nexen, Inc., 6.40%, 5/15/37(2)	1,990,000	2,011,436
Petrobras International Finance Co., 5.75%, 1/20/20(2)	2,200,000	2,249,031
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(2)	1,500,000	1,548,945
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(2)	5,060,000	5,976,067
Shell International Finance BV, 4.30%, 9/22/19(2)	220,000	217,784
Shell International Finance BV, 6.375%, 12/15/38(2)	860,000	972,949
Talisman Energy, Inc., 7.75%, 6/1/19(2)	5,100,000	5,999,798
Williams Cos., Inc. (The), 8.125%, 3/15/12(2)	750,000	823,848
Williams Cos., Inc. (The), 8.75%, 1/15/20(2)	1,630,000	1,947,927
XTO Energy, Inc., 5.90%, 8/1/12(2)	2,700,000	2,960,099
XTO Energy, Inc., 5.30%, 6/30/15(2)	773,000	847,589
XTO Energy, Inc., 6.50%, 12/15/18(2)	3,350,000	3,834,668
XTO Energy, Inc., 6.10%, 4/1/36(2)	615,000	666,317
		78,121,126
PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co., 9.375%, 5/15/19(2)	3,000,000	3,693,552
International Paper Co., 7.30%, 11/15/39(2)	3,000,000	3,192,585
		6,886,137

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

PERSONAL PRODUCTS ― 0.1%
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)(2)	$ 1,900,000	$ 1,880,411
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)(2)	2,600,000	2,569,208
		4,449,619
PHARMACEUTICALS ― 1.2%
Abbott Laboratories, 5.875%, 5/15/16(2)	1,021,000	1,127,658
Abbott Laboratories, 5.60%, 11/30/17(2)	630,000	685,283
Abbott Laboratories, 6.00%, 4/1/39(2)	810,000	856,867
AstraZeneca plc, 5.40%, 9/15/12(2)	2,420,000	2,645,164
AstraZeneca plc, 5.90%, 9/15/17(2)	830,000	923,714
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	1,630,000	1,751,083
Pfizer, Inc., 6.20%, 3/15/19(2)	5,090,000	5,668,209
Pfizer, Inc., 7.20%, 3/15/39(2)	3,460,000	4,242,320
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	2,750,000	2,944,818
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	3,970,000	4,370,208
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	7,600,000	7,767,367
Watson Pharmaceuticals, Inc., 6.125%, 8/15/19(2)	1,740,000	1,798,573
Wyeth, 5.95%, 4/1/37(2)	780,000	816,158
		35,597,422
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.3%
ProLogis, 7.625%, 8/15/14(2)	1,940,000	2,030,656
ProLogis, 5.75%, 4/1/16(2)	750,000	705,331
ProLogis, 5.625%, 11/15/16(2)	1,080,000	996,646
ProLogis, 7.375%, 10/30/19(2)	2,040,000	2,015,728
Simon Property Group LP, 5.75%, 12/1/15(2)	2,250,000	2,297,293
		8,045,654
REAL ESTATE MANAGEMENT & DEVELOPMENT(3)
AMB Property LP, 6.625%, 12/1/19(2)	1,380,000	1,355,965
ROAD & RAIL ― 0.4%
CSX Corp., 5.75%, 3/15/13(2)	1,680,000	1,818,765
CSX Corp., 7.375%, 2/1/19(2)	4,500,000	5,149,571
Norfolk Southern Corp., 5.75%, 1/15/16(2)	750,000	798,917
Norfolk Southern Corp., 5.75%, 4/1/18(2)	2,400,000	2,542,939
Union Pacific Corp., 5.75%, 11/15/17(2)	2,780,000	2,937,809
		13,248,001
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.1%
Analog Devices, Inc., 5.00%, 7/1/14(2)	1,550,000	1,618,569
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)	1,833,000	1,901,323
SPECIALTY RETAIL ― 0.2%
GSC Holdings Corp., 8.00%, 10/1/12(2)	1,300,000	1,353,625
Home Depot, Inc. (The), 5.875%, 12/16/36(2)	800,000	774,763
Staples, Inc., 9.75%, 1/15/14(2)	2,800,000	3,414,583
		5,542,971
TOBACCO ― 0.2%
Altria Group, Inc., 9.25%, 8/6/19(2)	6,180,000	7,543,679
WIRELESS TELECOMMUNICATION SERVICES ― 0.4%
America Movil SAB de CV, 5.00%, 10/16/19(1)(2)	3,570,000	3,497,329
American Tower Corp., 7.25%, 5/15/19(1)(2)	3,700,000	4,144,000
Rogers Cable, Inc., 6.25%, 6/15/13(2)	1,600,000	1,754,083
Rogers Communications, Inc., 6.80%, 8/15/18(2)	1,370,000	1,536,833

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Vodafone Group plc, 5.00%, 12/16/13(2)	$ 2,070,000	$ 2,193,766
		13,126,011
TOTAL CORPORATE BONDS
(Cost $801,267,939)		849,729,202
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) ― 27.7%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.2%
FNMA, VRN, 5.62%, 3/1/12(2)	4,940,548	5,233,721
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 27.5%
FHLMC, 5.00%, 10/1/10(2)	804,922	824,785
FHLMC, 6.50%, 12/1/12(2)	3,566	3,824
FHLMC, 6.00%, 1/1/13(2)	45,145	48,255
FHLMC, 7.00%, 11/1/13(2)	14,469	15,440
FHLMC, 7.00%, 6/1/14(2)	32,316	34,723
FHLMC, 6.50%, 6/1/16(2)	56,347	60,653
FHLMC, 6.50%, 6/1/16(2)	111,951	120,958
FHLMC, 5.00%, 11/1/17(2)	1,390,032	1,465,569
FHLMC, 4.50%, 1/1/19(2)	159,644	166,298
FHLMC, 5.00%, 1/1/21(2)	7,000,770	7,361,515
FHLMC, 5.00%, 4/1/21(2)	2,493,036	2,621,500
FHLMC, 7.00%, 9/1/27(2)	13,082	14,478
FHLMC, 6.50%, 1/1/28(2)	22,413	24,262
FHLMC, 7.00%, 2/1/28(2)	3,321	3,676
FHLMC, 6.50%, 3/1/29(2)	125,918	136,326
FHLMC, 6.50%, 6/1/29(2)	83,432	90,328
FHLMC, 7.00%, 8/1/29(2)	14,281	15,783
FHLMC, 7.50%, 8/1/29(2)	25,930	29,173
FHLMC, 6.50%, 5/1/31(2)	2,727	2,949
FHLMC, 6.50%, 5/1/31(2)	59,573	64,441
FHLMC, 6.50%, 6/1/31(2)	800	865
FHLMC, 6.50%, 6/1/31(2)	946	1,024
FHLMC, 6.50%, 6/1/31(2)	3,273	3,540
FHLMC, 6.50%, 6/1/31(2)	5,567	6,022
FHLMC, 6.50%, 6/1/31(2)	8,665	9,373
FHLMC, 6.50%, 6/1/31(2)	46,182	49,956
FHLMC, 5.50%, 12/1/33(2)	1,743,303	1,834,736
FHLMC, 6.00%, 9/1/35	42,488,001	45,362,580
FHLMC, 5.50%, 12/1/37	9,071,817	9,515,013
FHLMC, 5.50%, 1/1/38(2)	11,487,281	12,057,457
FHLMC, 5.50%, 4/1/38(2)	14,678,844	15,395,967
FHLMC, 6.00%, 8/1/38	2,225,147	2,362,007
FHLMC, 6.50%, 7/1/47(2)	381,838	407,135
FNMA, 6.00%, settlement date 1/15/10(5)	6,454,681	6,836,921
FNMA, 6.50%, settlement date 1/15/10(5)	13,694,000	14,667,561
FNMA, 6.00%, 5/1/13(2)	5,256	5,627
FNMA, 6.00%, 5/1/13(2)	11,456	12,294
FNMA, 6.00%, 7/1/13(2)	32,549	34,928
FNMA, 6.00%, 12/1/13(2)	45,946	49,304
FNMA, 6.00%, 1/1/14(2)	37,949	40,723
FNMA, 6.00%, 2/1/14(2)	56,435	60,561
FNMA, 6.00%, 4/1/14(2)	70,520	75,675

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

FNMA, 5.50%, 12/1/16(2)	$ 285,667	$ 303,779
FNMA, 5.50%, 12/1/16(2)	572,308	608,595
FNMA, 5.00%, 6/1/18	8,866,505	9,342,786
FNMA, 4.50%, 5/1/19(2)	2,736,381	2,846,147
FNMA, 6.50%, 1/1/26(2)	77,507	83,817
FNMA, 7.00%, 12/1/27(2)	8,869	9,840
FNMA, 6.50%, 1/1/28(2)	5,938	6,422
FNMA, 7.00%, 1/1/28(2)	4,089	4,536
FNMA, 7.50%, 4/1/28(2)	25,623	28,899
FNMA, 7.00%, 5/1/28(2)	78,084	86,604
FNMA, 7.00%, 6/1/28(2)	4,058	4,501
FNMA, 6.50%, 1/1/29(2)	16,603	17,996
FNMA, 6.50%, 4/1/29(2)	53,585	58,030
FNMA, 7.00%, 7/1/29(2)	32,528	36,077
FNMA, 7.00%, 7/1/29(2)	37,887	41,980
FNMA, 7.50%, 7/1/29(2)	90,268	101,871
FNMA, 7.50%, 8/1/30(2)	56,675	63,970
FNMA, 7.50%, 9/1/30(2)	34,179	38,569
FNMA, 7.00%, 9/1/31(2)	215,119	239,706
FNMA, 6.50%, 1/1/32(2)	102,017	110,322
FNMA, 7.00%, 6/1/32(2)	1,032,820	1,140,162
FNMA, 6.50%, 8/1/32(2)	380,145	411,091
FNMA, 5.50%, 2/1/33	34,500,021	36,266,352
FNMA, 5.00%, 6/1/33	28,561,557	29,479,156
FNMA, 5.50%, 6/1/33(2)	2,285,904	2,402,938
FNMA, 5.50%, 7/1/33(2)	10,866,297	11,422,629
FNMA, 5.00%, 8/1/33	7,238,523	7,459,449
FNMA, 5.50%, 8/1/33(2)	2,047,889	2,152,737
FNMA, 5.50%, 9/1/33(2)	2,671,044	2,807,796
FNMA, 5.00%, 11/1/33(2)	17,593,196	18,130,155
FNMA, 5.50%, 1/1/34(2)	5,753,014	6,062,472
FNMA, 5.50%, 2/1/34	10,286,990	10,813,663
FNMA, 5.00%, 3/1/34	10,201,795	10,513,163
FNMA, 4.50%, 1/1/35	33,072,684	33,220,823
FNMA, 5.00%, 6/1/35	19,954,836	20,545,167
FNMA, 5.00%, 7/1/35	36,627,419	37,710,982
FNMA, 5.00%, 8/1/35(2)	1,967,385	2,023,128
FNMA, 4.50%, 9/1/35(2)	6,606,642	6,627,976
FNMA, 5.00%, 10/1/35	10,773,903	11,079,164
FNMA, 5.50%, 12/1/35	53,578,901	56,322,032
FNMA, 5.00%, 2/1/36(2)	7,912,897	8,137,097
FNMA, 5.50%, 4/1/36(2)	9,587,605	10,072,479
FNMA, 5.50%, 5/1/36(2)	19,814,442	20,816,517
FNMA, 5.50%, 7/1/36(2)	7,367,820	7,727,769
FNMA, 5.50%, 2/1/37(2)	3,631,360	3,808,767
FNMA, 5.50%, 5/1/37	13,383,329	14,026,706
FNMA, 6.50%, 8/1/37(2)	6,591,179	7,034,024
FNMA, 6.00%, 11/1/37	39,655,866	42,072,395
FNMA, 5.50%, 12/1/37	34,324,821	35,974,917
FNMA, 5.50%, 2/1/38(2)	6,504,937	6,817,649
FNMA, 5.50%, 6/1/38	9,434,436	9,887,977
FNMA, 6.00%, 9/1/38	3,668,883	3,879,843

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

FNMA, 6.00%, 11/1/38	$ 5,251,840	$ 5,553,821
FNMA, 5.50%, 12/1/38	27,243,197	28,552,858
FNMA, 5.00%, 1/1/39	11,095,500	11,400,580
FNMA, 4.50%, 2/1/39	19,207,452	19,199,369
FNMA, 6.50%, 6/1/47(2)	283,358	302,131
FNMA, 6.50%, 8/1/47(2)	666,757	710,930
FNMA, 6.50%, 8/1/47(2)	898,851	958,400
FNMA, 6.50%, 9/1/47(2)	111,878	119,290
FNMA, 6.50%, 9/1/47(2)	778,170	829,724
FNMA, 6.50%, 9/1/47(2)	789,657	841,971
FNMA, 6.50%, 9/1/47(2)	959,992	1,023,591
FNMA, 6.50%, 9/1/47(2)	1,470,701	1,568,135
GNMA, 7.50%, 8/20/17(2)	35,721	39,064
GNMA, 7.00%, 11/15/22(2)	46,229	51,221
GNMA, 8.75%, 3/15/25(2)	44,716	51,203
GNMA, 7.00%, 4/20/26(2)	9,330	10,333
GNMA, 7.50%, 8/15/26(2)	17,892	20,127
GNMA, 8.00%, 8/15/26(2)	9,419	10,809
GNMA, 7.50%, 4/15/27(2)	1,275	1,435
GNMA, 7.50%, 5/15/27(2)	20,652	23,241
GNMA, 8.00%, 6/15/27(2)	18,148	20,841
GNMA, 7.50%, 11/15/27(2)	2,201	2,476
GNMA, 7.00%, 2/15/28(2)	9,864	10,978
GNMA, 7.50%, 2/15/28(2)	15,096	16,998
GNMA, 6.50%, 3/15/28(2)	15,128	16,345
GNMA, 7.00%, 4/15/28(2)	2,688	2,992
GNMA, 6.50%, 5/15/28(2)	2,089	2,257
GNMA, 6.50%, 5/15/28(2)	5,822	6,291
GNMA, 6.50%, 5/15/28(2)	40,230	43,466
GNMA, 7.00%, 12/15/28(2)	16,210	18,041
GNMA, 7.00%, 5/15/31(2)	91,152	101,523
GNMA, 4.50%, 8/15/33	8,217,378	8,283,647
GNMA, 6.00%, 9/20/38(2)	13,028,738	13,816,029
GNMA, 5.50%, 11/15/38	22,356,603	23,454,488
GNMA, 6.00%, 1/20/39	3,154,888	3,345,644
GNMA, 5.00%, 3/20/39	18,811,258	19,375,025
GNMA, 4.50%, 4/15/39	29,346,113	29,426,874
GNMA, 4.50%, 11/15/39	54,921,328	55,072,473
		837,060,448
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $828,308,565)		842,294,169
U.S. TREASURY SECURITIES ― 19.4%
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	1,500,000	2,107,032
U.S. Treasury Bonds, 6.125%, 11/15/27(2)	19,206,000	22,885,159
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	12,000,000	13,005,012
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	9,500,000	10,500,474
U.S. Treasury Bonds, 4.75%, 2/15/37(2)	5,160,000	5,274,490
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	6,300,000	5,912,159
U.S. Treasury Bonds, 4.50%, 8/15/39(2)	5,000,000	4,888,285
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	20,850,000	19,963,896

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(2)	$ 56,607,000	$ 58,942,039
U.S. Treasury Notes, 0.875%, 4/30/11(2)	60,000,000	60,098,460
U.S. Treasury Notes, 1.00%, 10/31/11(2)	100,000,000	99,941,300
U.S. Treasury Notes, 1.875%, 6/15/12(2)	85,000,000	85,956,335
U.S. Treasury Notes, 4.25%, 9/30/12(2)	6,480,000	6,955,878
U.S. Treasury Notes, 1.375%, 11/15/12(2)	50,000,000	49,656,300
U.S. Treasury Notes, 2.375%, 8/31/14(2)	133,900,000	132,958,549
U.S. Treasury Notes, 3.00%, 8/31/16(2)	10,000,000	9,838,290
TOTAL U.S. TREASURY SECURITIES
(Cost $589,490,100)		588,883,658
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 12.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 5.7%
FHLB, 1.625%, 11/21/12(2)	30,000,000	29,803,950
FHLB, 4.81%, 8/20/15(2)	4,561,115	4,768,709
FHLMC, 2.125%, 3/23/12(2)	10,000,000	10,158,750
FHLMC, 1.75%, 6/15/12	15,000,000	15,075,435
FHLMC, 2.125%, 9/21/12(2)	15,000,000	15,169,515
FHLMC, 5.00%, 1/30/14(2)	17,800,000	19,426,938
FHLMC, 4.875%, 6/13/18(2)	5,395,000	5,780,818
FNMA, 0.875%, 1/12/12(2)	10,000,000	9,927,920
FNMA, 1.875%, 4/20/12(2)	15,000,000	15,164,700
FNMA, 1.75%, 8/10/12(2)	10,000,000	10,004,320
FNMA, 4.375%, 7/17/13(2)	5,461,000	5,859,265
FNMA, 2.75%, 3/13/14(2)	30,000,000	30,284,610
		171,424,930
GOVERNMENT-BACKED CORPORATE BONDS(6) ― 7.0%
Bank of America Corp., 3.125%, 6/15/12(2)	9,000,000	9,331,263
Citigroup Funding, Inc., 1.875%, 10/22/12	12,000,000	11,962,764
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	21,700,000	21,659,052
General Electric Capital Corp., 1.80%, 3/11/11(2)	10,000,000	10,115,750
General Electric Capital Corp., 2.20%, 6/8/12(2)	9,220,000	9,354,815
General Electric Capital Corp., 2.625%, 12/28/12(2)	20,000,000	20,382,820
GMAC, Inc., 1.75%, 10/30/12(2)	29,500,000	29,328,015
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(2)	7,100,000	7,166,201
HSBC USA, Inc., 3.125%, 12/16/11(2)	20,000,000	20,706,820
Morgan Stanley, 2.00%, 9/22/11(2)	6,700,000	6,805,967
PNC Funding Corp., 2.30%, 6/22/12(2)	20,000,000	20,350,080
State Street Bank and Trust Co., 1.85%, 3/15/11(2)	10,000,000	10,134,010
State Street Corp., 2.15%, 4/30/12(2)	12,000,000	12,164,052
US Bancorp, 1.80%, 5/15/12	18,000,000	18,104,562
Wells Fargo & Co., 2.125%, 6/15/12(2)	5,000,000	5,061,145
		212,627,316
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $380,029,619)		384,052,246
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) ― 3.1%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	8,305,000	8,291,492
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 1/4/10(2)	1,200,000	1,205,938

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.33%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(1)(2)	$ 116,608	$ 115,804
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	3,726,764	3,200,131
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 1/4/10(2)	8,200,000	8,257,529
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class B, 7.06%, 9/15/35	9,414,000	9,791,559
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(2)	3,381,854	3,385,262
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.32%, 1/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps (1)(2)	386,025	331,841
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	21,850,000	22,114,986
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.08%, 1/4/10	5,000,000	4,994,152
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(2)	9,358,286	9,347,561
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	5,940,034	5,949,286
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	6,984,000	7,019,731
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.30%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(1)(2)	1,694,759	1,532,148
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(2)	9,537,675	9,705,042
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $94,317,157)		95,242,462
COLLATERALIZED MORTGAGE OBLIGATIONS(4) ― 2.4%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.7%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	3,078,535	1,877,548
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.29%, 1/4/10(2)	11,352,336	9,157,555
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.23%, 1/4/10(2)	4,142,889	3,815,738
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-37, Class 2A2, VRN, 3.67%, 1/4/10(2)	500,681	241,368
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	8,195,826	7,562,870
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	5,008,308	4,067,732
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 3.16%, 1/4/10(2)	2,672,381	2,445,977
J.P. Morgan Mortgage Trust, Series 2005 A4, Class 2A1, VRN, 5.04%, 1/4/10(2)	5,244,419	4,352,257
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 4.96%, 1/4/10(2)	11,285,282	9,169,547
J.P. Morgan Mortgage Trust, Series 2005 A8, Class 6A2, VRN, 5.11%, 1/4/10(2)	485,728	440,818
J.P. Morgan Mortgage Trust, Series 2006 A3, Class 2A1 SEQ, VRN, 5.57%, 1/4/10	2,791,367	2,352,848

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(2)		$ 88,656	$ 84,002
Wells Fargo Mortgage Backed Securities Trust, Series 2006 AR15, Class A1, VRN, 5.65%, 1/4/10		3,858,823	3,090,518
Wells Fargo Mortgage Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.62%, 1/4/10(2)		1,941,423	1,563,702
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37(2)		2,868,590	2,468,093
			52,690,573
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.7%
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15		2,338,817	2,496,534
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)		3,054,000	3,176,229
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)		10,000,000	10,394,158
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(2)		21,890	24,156
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)		3,234,943	3,301,697
			19,392,774
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $71,208,262)			72,083,347
MUNICIPAL SECURITIES ― 2.1%
California GO, 5.00%, 2/1/27 (Ambac)(2)		15,000,000	14,728,950
California GO, (Building Bonds), 7.55%, 4/1/39(2)		5,000,000	4,929,550
California GO, (Building Bonds), 7.30%, 10/1/39(2)		6,800,000	6,456,396
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)		6,762,000	5,673,521
Los Angeles Unified School District GO, (Building Bonds), 5.76%, 7/1/29(2)		3,400,000	3,197,258
Metropolitan Water Reclamation District of Greater Chicago GO, (Building Bonds), 5.72%, 12/1/38(2)		2,200,000	2,215,422
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(2)		2,050,000	1,970,050
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)		5,385,000	6,093,504
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(2)		2,650,000	2,543,179
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)		1,700,000	1,740,222
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)		5,000,000	4,897,900
University of California Rev., (Building Bonds), 5.77%, 5/15/43(2)		3,320,000	3,257,086
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(2)		6,050,000	5,939,769
TOTAL MUNICIPAL SECURITIES
(Cost $64,350,770)			63,642,807
SOVEREIGN GOVERNMENTS & AGENCIES ― 1.6%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		4,930,000	5,275,100
CANADA — 0.1%
Hydro Quebec, Series HY, 8.40%, 1/15/22(2)		246,000	315,261
Province of Ontario Canada, 5.45%, 4/27/16(2)		3,630,000	3,955,727
			4,270,988
GERMANY — 0.8%
German Federal Republic, 3.50%, 7/4/19	EUR	17,200,000	25,028,297
MEXICO — 0.2%
United Mexican States, 5.95%, 3/19/19(2)		$ 6,130,000	6,513,125
NORWAY — 0.2%
Government of Norway, 6.00%, 5/16/11	NOK	31,900,000	5,773,047

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

POLAND — 0.1%
Poland Government International Bond, 6.375%, 7/15/19(2)		$ 2,600,000	$ 2,840,976
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $49,572,919)			49,701,533
ASSET-BACKED SECURITIES(4) ― 0.5%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		11,700,000	11,543,056
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)		790,539	796,429
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(2)		617,282	640,378
SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 0.27%, 1/25/10, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(2)		177,597	177,543
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.51%, 1/25/10, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)		1,431,627	1,431,716
TOTAL ASSET-BACKED SECURITIES
(Cost $14,716,703)			14,589,122
SHORT-TERM INVESTMENTS(7) ― 0.3%
Government of Canada Treasury Bill, 0.28%, 4/1/10
(Cost $8,495,474)	CAD	9,010,000	8,610,953
TEMPORARY CASH INVESTMENTS ― 2.2%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/10, valued at $69,372,239), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $68,012,007)(2) (Cost $68,012,000)			68,012,000
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $2,969,769,508)			3,036,841,499
OTHER ASSETS AND LIABILITIES(3)			10,331
TOTAL NET ASSETS — 100.0%			$3,036,851,830

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
7,994,771	EUR for USD	1/29/10	$11,460,904	$338,637

(Value on Settlement Date $11,799,541)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
422	U.S. Long Bond	March 2010	$48,688,250	$(2,045,994)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,628	U.S. Treasury 2-Year Notes	March 2010	$352,080,437	$1,748,145

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$7,600,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$157,314

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
CAD	-	Canadian Dollar
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $122,614,839, which represented 4.0% of total net assets.

(2)	Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $422,431,000.
(3)	Category is less than 0.05% of total net assets.
(4)	Final maturity indicated, unless otherwise noted.
(5)	Forward commitment.
(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	The rate indicated is the yield to maturity at purchase.

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	–	$ 849,729,202	–
U.S. Government Agency Mortgage-Backed Securities	–	842,294,169	–
U.S. Treasury Securities	–	588,883,658	–
U.S. Government Agency Securities and Equivalents	–	384,052,246	–
Commercial Mortgage-Backed Securities	–	95,242,462	–
Collateralized Mortgage Obligations	–	72,083,347	–
Municipal Securities	–	63,642,807	–
Sovereign Governments & Agencies	–	49,701,533	–
Asset-Backed Securities	–	14,589,122	–
Short-Term Investments	–	8,610,953	–
Temporary Cash Investments	–	68,012,000	–
Total Value of Investment Securities	–	$3,036,841,499	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$338,637	–
Futures Contracts	$(297,849)	–	–
Swap Agreements	–	157,314	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(297,849)	$495,951	–

Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,969,792,238
Gross tax appreciation of investments	$ 80,425,052
Gross tax depreciation of investments	(13,375,791)
Net tax appreciation (depreciation) of investments	$ 67,049,261

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

December 31, 2009

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS ― 93.0%
AEROSPACE & DEFENSE ― 1.5%
Bombardier, Inc., 8.00%, 11/15/14(1)(2)	$ 750,000	$ 782,813
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. PIK, 8.875%, 4/1/15(2)	1,048,125	644,597
L-3 Communications Corp., 6.125%, 7/15/13(2)	675,000	685,125
L-3 Communications Corp., 6.375%, 10/15/15(2)	250,000	252,187
Triumph Group, Inc., 8.00%, 11/15/17(1)(2)	1,200,000	1,216,500
		3,581,222
AUTO COMPONENTS ― 1.6%
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)(2)	500,000	510,000
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(2)	700,000	595,000
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(2)	1,000,000	1,045,000
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16(2)	500,000	555,000
Tenneco, Inc., 8.125%, 11/15/15(2)	500,000	508,125
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	500,000	522,500
		3,735,625
AUTOMOBILES ― 0.2%
Ford Motor Co., 7.45%, 7/16/31(2)	650,000	577,688
BUILDING PRODUCTS ― 0.7%
Masco Corp., 6.125%, 10/3/16	1,000,000	954,230
Nortek, Inc., 11.00%, 12/1/13	652,889	685,533
		1,639,763
CHEMICALS ― 1.1%
Ashland, Inc., 9.125%, 6/1/17(1)(2)	500,000	550,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14(2)	1,200,000	1,182,000
Huntsman International LLC, 7.875%, 11/15/14	650,000	638,625
Nalco Co., 8.25%, 5/15/17(1)(2)	250,000	266,875
		2,637,500
COMMERCIAL BANKS ― 0.5%
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)(3)(4)	1,000,000	601,336
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17(3)(4)	1,000,000	540,644
		1,141,980
COMMERCIAL SERVICES & SUPPLIES ― 3.0%
ACCO Brands Corp., 10.625%, 3/15/15(1)(2)	500,000	552,500
ARAMARK Corp., 8.50%, 2/1/15(2)	1,350,000	1,397,250
Cenveo Corp., 7.875%, 12/1/13(2)	1,250,000	1,162,500
Cenveo Corp., 8.375%, 6/15/14(2)	350,000	292,250
Corrections Corp. of America, 6.25%, 3/15/13(2)	700,000	707,000
Corrections Corp. of America, 7.75%, 6/1/17(2)	1,300,000	1,345,500
Iron Mountain, Inc., 8.375%, 8/15/21(2)	500,000	518,750
KAR Auction Services, Inc., 8.75%, 5/1/14(2)	1,000,000	1,036,250
		7,012,000
COMMUNICATIONS EQUIPMENT ― 0.2%
Viasat, Inc., 8.875%, 9/15/16(1)(2)	450,000	465,750
COMPUTERS & PERIPHERALS ― 0.3%
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	650,000	632,125
CONSUMER FINANCE ― 5.7%
American General Finance Corp., 4.875%, 7/15/12(2)	2,000,000	1,640,266

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Capital One Capital V, 10.25%, 8/15/39(2)	$ 1,000,000	$ 1,165,515
Ford Motor Credit Co. LLC, 7.875%, 6/15/10(2)	1,000,000	1,015,217
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(2)	2,100,000	2,121,659
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	1,100,000	1,109,943
Ford Motor Credit Co. LLC, 8.70%, 10/1/14	1,000,000	1,046,501
GMAC, Inc., 6.875%, 9/15/11	2,825,000	2,810,875
GMAC, Inc., 8.00%, 11/1/31	1,000,000	910,000
National Money Mart Co., 10.375%, 12/15/16(1)	500,000	513,750
SLM Corp., 5.375%, 1/15/13(2)	1,000,000	943,970
		13,277,696
CONTAINERS & PACKAGING ― 1.6%
Ball Corp., 6.875%, 12/15/12(2)	1,000,000	1,017,500
Ball Corp., 6.625%, 3/15/18(2)	250,000	248,125
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	1,000,000	1,025,000
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(1)	500,000	496,250
Rock-Tenn Co., 9.25%, 3/15/16(2)	750,000	818,437
		3,605,312
DIVERSIFIED ― 0.9%
iShares iBoxx $ High Yield Corporate Bond Fund ETF	24,000	2,108,160
DIVERSIFIED FINANCIAL SERVICES ― 2.0%
BankAmerica Capital II, 8.00%, 12/15/26(2)	900,000	888,750
CIT Group, Inc., 7.00%, 5/1/13	105,850	99,499
CIT Group, Inc., 7.00%, 5/1/14	158,775	147,859
CIT Group, Inc., 7.00%, 5/1/15	158,775	142,898
CIT Group, Inc., 7.00%, 5/1/16	2,264,626	2,004,194
CIT Group, Inc., 7.00%, 5/1/17	370,476	323,240
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(2)	1,000,000	967,500
		4,573,940
DIVERSIFIED TELECOMMUNICATION SERVICES ― 7.5%
Cincinnati Bell, Inc., 8.375%, 1/15/14(2)	950,000	971,375
Frontier Communications Corp., 6.25%, 1/15/13(2)	461,000	464,458
Frontier Communications Corp., 7.125%, 3/15/19(2)	600,000	570,000
Global Crossing Ltd., 12.00%, 9/15/15(1)(2)	1,250,000	1,378,125
Intelsat Bermuda Ltd., 11.25%, 2/4/17(1)(6)	1,500,000	1,511,250
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16(2)	750,000	815,625
Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15(2)	1,725,000	1,794,000
Level 3 Financing, Inc., 9.25%, 11/1/14	1,025,000	973,750
MetroPCS Wireless, Inc., 9.25%, 11/1/14(2)	750,000	763,125
Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(1)(2)	675,000	717,187
Qwest Capital Funding, Inc., 7.25%, 2/15/11(2)	750,000	765,000
Qwest Corp., 8.375%, 5/1/16(2)	2,000,000	2,155,000
Sprint Capital Corp., 6.90%, 5/1/19(2)	1,650,000	1,526,250
Sprint Capital Corp., 8.75%, 3/15/32(2)	1,000,000	947,500
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	1,000,000	1,097,500
Windstream Corp., 8.625%, 8/1/16(2)	875,000	894,687
		17,344,832
ELECTRIC UTILITIES ― 1.5%
Edison Mission Energy, 7.00%, 5/15/17(2)	1,300,000	1,033,500
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	1,850,000	1,521,625
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15(2)(6)	1,000,000	815,000
		3,370,125

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

ELECTRICAL EQUIPMENT ― 0.8%
Baldor Electric Co., 8.625%, 2/15/17(2)	$ 750,000	$ 770,625
Belden, Inc., 9.25%, 6/15/19(1)(2)	1,000,000	1,061,250
		1,831,875
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.7%
Celestica, Inc., 7.625%, 7/1/13(2)	500,000	520,625
Flextronics International Ltd., 6.50%, 5/15/13(2)	500,000	503,750
Jabil Circuit, Inc., 7.75%, 7/15/16, JBL 7 3/4 07/15/16(2)	600,000	633,000
Sanmina-SCI Corp., 6.75%, 3/1/13(2)	250,000	247,812
Sanmina-SCI Corp., 8.125%, 3/1/16(2)	2,000,000	2,005,000
		3,910,187
ENERGY EQUIPMENT & SERVICES ― 0.2%
Basic Energy Services, Inc., 11.625%, 8/1/14(2)	500,000	537,500
FOOD & STAPLES RETAILING ― 1.5%
Ingles Markets, Inc., 8.875%, 5/15/17(2)	1,000,000	1,045,000
Rite Aid Corp., 8.625%, 3/1/15(2)	1,000,000	875,000
Rite Aid Corp., 7.50%, 3/1/17(2)	750,000	708,750
SUPERVALU, INC., 7.50%, 11/15/14(2)	550,000	559,625
Susser Holdings LLC/Susser Finance Corp., 10.625%, 12/15/13(2)	250,000	261,875
		3,450,250
FOOD PRODUCTS ― 1.1%
Smithfield Foods, Inc., 7.75%, 5/15/13(2)	750,000	731,250
Smithfield Foods, Inc., 10.00%, 7/15/14(1)(2)	750,000	817,500
Smithfield Foods, Inc., 7.75%, 7/1/17(2)	1,100,000	1,020,250
		2,569,000
GAS UTILITIES ― 0.4%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.75%, 4/15/18(2)	1,000,000	1,035,000
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.7%
Biomet, Inc, 10.00%, 10/15/17(2)	600,000	654,750
Biomet, Inc, 11.625%, 10/15/17(2)	1,500,000	1,665,000
Inverness Medical Innovations, Inc., 9.00%, 5/15/16(2)	1,500,000	1,541,250
		3,861,000
HEALTH CARE PROVIDERS & SERVICES ― 6.4%
Community Health Systems, Inc., 8.875%, 7/15/15(2)	1,400,000	1,452,500
DaVita, Inc., 7.25%, 3/15/15(2)	1,800,000	1,813,500
HCA, Inc., 6.50%, 2/15/16(2)	1,350,000	1,289,250
HCA, Inc., 9.25%, 11/15/16(2)	1,500,000	1,614,375
HCA, Inc., 8.50%, 4/15/19(1)(2)	1,000,000	1,082,500
HCA, Inc., 7.69%, 6/15/25(2)	2,000,000	1,841,404
HealthSouth Corp., 10.75%, 6/15/16	1,250,000	1,365,625
HealthSouth Corp., 8.125%, 2/15/20	500,000	495,000
Omnicare, Inc., 6.875%, 12/15/15(2)	1,000,000	977,500
Sun Healthcare Group, Inc., 9.125%, 4/15/15	750,000	774,375
Tenet Healthcare Corp., 8.875%, 7/1/19(1)	2,000,000	2,170,000
		14,876,029
HOTELS, RESTAURANTS & LEISURE ― 4.1%
Ameristar Casinos, Inc., 9.25%, 6/1/14(1)(2)	1,000,000	1,042,500
Harrah's Operating Co., Inc., 10.00%, 12/15/18(1)(2)	1,000,000	807,500
Harrah's Operating Escrow LLC/Harrah's Escrow Corp., 11.25%, 6/1/17(1)(2)	1,500,000	1,576,875
MGM Mirage, 8.50%, 9/15/10(2)	500,000	500,000
MGM Mirage, 6.75%, 9/1/12(2)	300,000	269,250

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

MGM Mirage, 10.375%, 5/15/14(1)(2)	$ 250,000	$ 272,500
MGM Mirage, 7.625%, 1/15/17(2)	750,000	586,875
Penn National Gaming, Inc., 8.75%, 8/15/19(1)(2)	250,000	256,875
Pinnacle Entertainment, Inc., 8.25%, 3/15/12(2)	323,000	324,615
Pinnacle Entertainment, Inc., 7.50%, 6/15/15(2)	750,000	693,750
Pinnacle Entertainment, Inc., 8.625%, 8/1/17(1)(2)	1,000,000	1,025,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	600,000	604,500
Universal City Development Partners Ltd., 8.875%, 11/15/15(1)	500,000	491,875
Universal City Development Partners Ltd., 10.875%, 11/15/16(1)	500,000	503,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14(2)	500,000	485,625
		9,441,490
HOUSEHOLD DURABLES ― 2.6%
D.R. Horton, Inc., 6.875%, 5/1/13(2)	1,000,000	1,027,500
Jarden Corp., 8.00%, 5/1/16	250,000	259,375
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(1)	1,250,000	1,312,500
KB Home, 6.375%, 8/15/11(2)	209,000	210,045
Meritage Homes Corp., 7.00%, 5/1/14(2)	1,250,000	1,200,000
Sealy Mattress Co., 10.875%, 4/15/16(1)(2)	1,100,000	1,229,250
Yankee Acquisition Corp., 8.50%, 2/15/15(2)	700,000	698,250
		5,936,920
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 2.2%
AES Corp. (The), 8.75%, 5/15/13(1)(2)	818,000	842,540
AES Corp. (The), 9.75%, 4/15/16(1)(2)	500,000	550,000
AES Corp. (The), 8.00%, 10/15/17(2)	750,000	773,438
Dynegy Holdings, Inc., 7.75%, 6/1/19(2)	1,000,000	872,500
NRG Energy, Inc., 7.375%, 2/1/16(2)	1,250,000	1,254,687
RRI Energy, Inc., 7.625%, 6/15/14(2)	750,000	746,250
		5,039,415
INSURANCE ― 1.8%
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(2)	675,000	687,656
International Lease Finance Corp., 5.30%, 5/1/12(2)	1,250,000	1,062,321
Liberty Mutual Group, Inc., VRN, 10.75%, 6/15/38(1)(2)	2,250,000	2,407,500
		4,157,477
IT SERVICES ― 1.9%
First Data Corp., 9.875%, 9/24/15(2)	1,250,000	1,171,875
First Data Corp., 11.25%, 3/31/16	500,000	430,000
SunGard Data Systems, Inc., 9.125%, 8/15/13(2)	1,000,000	1,030,000
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	600,000	642,000
Unisys Corp., 14.25%, 9/15/15(1)(2)	1,000,000	1,170,000
		4,443,875
MACHINERY ― 0.9%
Navistar International Corp., 8.25%, 11/1/21(2)	450,000	463,500
RBS Global, Inc./Rexnord LLC, 9.50%, 8/1/14(2)	850,000	856,375
SPX Corp., 7.625%, 12/15/14(2)	650,000	672,750
		1,992,625
MARINE ― 0.2%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.875%, 11/1/17(1)(2)	500,000	521,875
MEDIA ― 12.7%
AMC Entertainment, Inc., 8.00%, 3/1/14	1,700,000	1,632,000
Cablevision Systems Corp., 8.00%, 4/15/12(2)	700,000	743,750
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)	600,000	576,750

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Cinemark USA, Inc., 8.625%, 6/15/19(1)(2)	$ 700,000	$ 731,500
Clear Channel Communications, Inc., 10.75%, 8/1/16(2)	1,000,000	790,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(1)(2)	1,400,000	1,449,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(1)(2)	100,000	102,500
CSC Holdings, Inc., 8.50%, 4/15/14(1)(2)	1,000,000	1,070,000
DISH DBS Corp., 7.00%, 10/1/13(2)	1,000,000	1,033,750
Gannett Co., Inc., 9.375%, 11/15/17(1)(2)	1,000,000	1,037,500
Harland Clarke Holdings Corp., VRN, 6.00%, 2/15/10, resets quarterly off the 3-month LIBOR plus 4.75% with no caps(2)	250,000	205,625
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	2,500,000	2,334,375
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14(2)	1,000,000	965,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	1,250,000	1,393,750
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(1)(2)	500,000	512,500
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	750,000	841,875
Salem Communications Corp., 9.625%, 12/15/16(1)(2)	925,000	973,562
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	950,000	992,750
Sirius XM Radio, Inc., 9.625%, 8/1/13(2)	1,750,000	1,750,000
Sirius XM Radio, Inc., 9.75%, 9/1/15(1)(2)	500,000	528,750
tw telecom holdings inc, 9.25%, 2/15/14	1,000,000	1,036,250
Valassis Communications, Inc., 8.25%, 3/1/15(2)	3,500,000	3,508,750
Videotron Ltee, 9.125%, 4/15/18(1)(2)	250,000	276,250
Videotron Ltee, 9.125%, 4/15/18(2)	750,000	828,750
Virgin Media Finance plc, 9.50%, 8/15/16(2)	2,700,000	2,912,625
Virgin Media Finance plc, 8.375%, 10/15/19(2)	250,000	258,438
WMG Acquisition Corp., 9.50%, 6/15/16(1)	750,000	807,188
		29,293,188
METALS & MINING ― 2.6%
AK Steel Corp., 7.75%, 6/15/12(2)	650,000	659,750
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(2)	300,000	327,350
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	1,000,000	1,096,501
Novelis, Inc., 7.25%, 2/15/15(2)	1,500,000	1,436,250
Teck Resources Ltd., 10.25%, 5/15/16(2)	500,000	585,000
Teck Resources Ltd., 10.75%, 5/15/19(2)	1,500,000	1,800,000
		5,904,851
MULTILINE RETAIL ― 0.5%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	1,250,000	1,225,000
OIL, GAS & CONSUMABLE FUELS ― 9.4%
Arch Coal, Inc., 8.75%, 8/1/16(1)(2)	500,000	531,250
Bill Barrett Corp., 9.875%, 7/15/16(2)	1,250,000	1,337,500
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	250,000	263,125
Chesapeake Energy Corp., 7.50%, 6/15/14(2)	600,000	615,000
Chesapeake Energy Corp., 9.50%, 2/15/15(2)	1,000,000	1,102,500
Cimarex Energy Co., 7.125%, 5/1/17(2)	750,000	761,250
Denbury Resources, Inc., 9.75%, 3/1/16(2)	1,000,000	1,072,500
El Paso Corp., 7.75%, 6/15/10(2)	800,000	810,390
El Paso Corp., 7.875%, 6/15/12(2)	1,000,000	1,041,054
El Paso Corp., 6.875%, 6/15/14(2)	1,000,000	1,004,261
Encore Acquisition Co., 9.50%, 5/1/16(2)	750,000	795,000
Forest Oil Corp., 8.00%, 12/15/11(2)	500,000	523,750
Forest Oil Corp., 8.50%, 2/15/14(1)(2)	900,000	945,000
Forest Oil Corp., 7.75%, 5/1/14(2)	650,000	661,375
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16(2)	1,000,000	1,020,000

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Massey Energy Co., 6.875%, 12/15/13(2)	$ 1,500,000	$ 1,505,625
OPTI Canada, Inc., 7.875%, 12/15/14(2)	1,600,000	1,320,000
Peabody Energy Corp., 7.375%, 11/1/16(2)	500,000	518,125
Petrohawk Energy Corp., 7.875%, 6/1/15(2)	1,800,000	1,827,000
Range Resources Corp., 7.375%, 7/15/13(2)	500,000	511,250
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	1,550,000	1,414,375
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	750,000	628,125
SandRidge Energy, Inc., 8.75%, 1/15/20(1)(2)	750,000	753,750
Southwestern Energy Co., 7.50%, 2/1/18(2)	700,000	745,500
		21,707,705
PAPER & FOREST PRODUCTS ― 2.1%
Boise Cascade LLC, 7.125%, 10/15/14(2)	149,000	135,031
Domtar Corp., 9.50%, 8/1/16(2)	1,000,000	1,076,250
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	1,100,000	1,160,500
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(2)	500,000	532,500
Georgia-Pacific LLC, 7.125%, 1/15/17(1)(2)	150,000	152,625
NewPage Corp., 11.375%, 12/31/14(1)	500,000	507,500
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(2)	1,250,000	1,200,000
		4,764,406
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
Host Hotels & Resorts LP, 7.00%, 8/15/12(2)	400,000	408,500
Host Hotels & Resorts LP, 6.75%, 6/1/16(2)	1,000,000	1,000,000
ProLogis, 7.625%, 8/15/14(2)	750,000	785,047
		2,193,547
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.4%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)	800,000	892,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.7%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(1)(2)	450,000	450,563
Amkor Technology, Inc., 9.25%, 6/1/16(2)	250,000	266,875
Freescale Semiconductor, Inc., 8.875%, 12/15/14(2)	1,000,000	922,500
		1,639,938
SPECIALTY RETAIL ― 3.7%
Asbury Automotive Group, Inc., 8.00%, 3/15/14(2)	750,000	740,625
Asbury Automotive Group, Inc., 7.625%, 3/15/17(2)	250,000	236,875
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14(2)	1,000,000	1,037,500
Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(2)	1,000,000	1,022,500
GSC Holdings Corp., 8.00%, 10/1/12(2)	540,000	562,275
Michaels Stores, Inc., 10.00%, 11/1/14(2)	425,000	442,000
Michaels Stores, Inc., 11.375%, 11/1/16(2)	1,500,000	1,586,250
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17(1)	1,000,000	1,100,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(1)(2)	900,000	920,250
Toys "R" Us, Inc., 7.375%, 10/15/18(2)	1,000,000	920,000
		8,568,275
TEXTILES, APPAREL & LUXURY GOODS ― 1.2%
Hanesbrands, Inc., VRN, 3.83%, 6/15/10, resets semiannually off the 6-month LIBOR plus 3.375% with no caps(2)	850,000	808,563
Hanesbrands, Inc., 8.00%, 12/15/16(2)	500,000	511,875
Perry Ellis International, Inc., 8.875%, 9/15/13(2)	1,575,000	1,575,000
		2,895,438
TRADING COMPANIES & DISTRIBUTORS ― 1.4%
Ashtead Capital, Inc., 9.00%, 8/15/16(1)(2)	1,150,000	1,157,188
RSC Equipment Rental, Inc., 9.50%, 12/1/14(2)	1,750,000	1,760,937

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

RSC Equipment Rental, Inc., 10.00%, 7/15/17(1)(2)	$ 250,000	$ 273,125
		3,191,250
TRANSPORTATION INFRASTRUCTURE ― 0.1%
Trico Shipping AS, 11.875%, 11/1/14(1)	250,000	261,563
WIRELESS TELECOMMUNICATION SERVICES ― 1.5%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17(1)(2)	500,000	535,000
Cricket Communications, Inc., 9.375%, 11/1/14(2)	525,000	530,250
Crown Castle International Corp., 9.00%, 1/15/15(2)	500,000	535,000
Nextel Communications, Inc., 6.875%, 10/31/13(2)	1,000,000	975,000
Syniverse Technologies, Inc., 7.75%, 8/15/13(2)	870,000	868,913
		3,444,163
TOTAL CORPORATE BONDS
(Cost $195,203,513)		215,289,560
COMMON STOCKS ― 0.2%
BUILDING PRODUCTS(7)
Nortek, Inc.(5)	650	23,075
DIVERSIFIED FINANCIAL SERVICES ― 0.1%
CIT Group, Inc.(5)	9,111	251,555
MEDIA ― 0.1%
Charter Communications, Inc., Class A(5)	6,913	245,411
TOTAL COMMON STOCKS
(Cost $1,483,313)		520,041
PREFERRED STOCKS(7)
CONSUMER FINANCE(7)
GMAC, Inc., 7.00%, 12/31/11(1)(4)
(Cost $164,281)	175	115,358
TEMPORARY CASH INVESTMENTS ― 6.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	965	965

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/10, valued at $11,763,660), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $11,533,001)		11,533,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%-6.125%, 11/15/27-2/15/36, valued at $2,325,296), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $2,276,000)		2,276,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $13,809,965)		13,809,965
TOTAL INVESTMENT SECURITIES — 99.2%
(Cost $210,661,072)		229,734,924
OTHER ASSETS AND LIABILITIES — 0.8%		1,751,047
TOTAL NET ASSETS — 100.0%	$231,485,971

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
31	U.S. Long Bond	March 2010	$3,576,625	$(150,298)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
118	U.S. Treasury 2-Year Notes	March 2010	$25,519,344	$126,708

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$1,740,000	Receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(296,021)	$24,190

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
ETF	-	Exchange Traded Fund
GMAC	-	General Motors Acceptance Corporation
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $47,618,048, which represented 20.6% of total net assets. None of the restricted securities are considered to be illiquid.

(2)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $30,836,000.
(3)	Security is in default.
(4)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

(5)	Non-income producing.
(6)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(7)	Category is less than 0.05% of total net assets.

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$2,108,160	$213,181,400	–
Common Stocks	520,041	–	–
Preferred Stocks	–	115,358	–
Temporary Cash Investments	965	13,809,000	–
Total Value of Investment Securities	$2,629,166	$227,105,758	–
Other Financial Instruments
Futures Contracts	$(23,590)	–	–
Swap Agreements	–	$320,211	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(23,590)	$320,211	–

High-Yield – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 210,661,072
Gross tax appreciation of investments	$ 21,017,547
Gross tax depreciation of investments	(1,943,695)
Net tax appreciation (depreciation) of investments	$ 19,073,852

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

December 31, 2009

Premium Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

COMMERCIAL PAPER(1) ― 35.9%
Austin Texas, 0.30%, 2/5/10	$ 1,114,000	$ 1,113,675
BNP Paribas Finance, Inc., 0.01%, 1/4/10	1,500,000	1,499,999
BNP Paribas Finance, Inc., 0.23%, 1/25/10	15,000,000	14,997,700
BNP Paribas Finance, Inc., 0.23%, 2/1/10	8,100,000	8,098,396
California Educational Facilities Auth., 0.30%, 3/11/10	3,321,000	3,321,000
Catholic Health Initiatives, 0.95%, 2/4/10	14,000,000	14,000,000
Catholic Health Initiatives, 0.35%, 3/10/10	17,000,000	17,000,000
Chicago Illinois, 0.35%, 2/16/10	19,541,000	19,532,267
Chicago Midway Airport, 0.27%, 1/6/10	8,808,000	8,808,000
Crown Point Capital Co. LLC, 0.35%, 1/25/10(2)	32,000,000	31,992,534
Govco LLC, 0.25%, 1/25/10(2)	5,800,000	5,799,033
Govco LLC, 0.32%, 5/18/10(2)	23,000,000	22,971,991
Legacy Capital LLC, 0.45%, 1/8/10(2)	14,000,000	13,998,775
Legacy Capital LLC, 0.45%, 1/19/10(2)	15,200,000	15,196,580
Legacy Capital LLC, 0.40%, 2/5/10(2)	8,200,000	8,196,811
Lexington Parker Capital, 0.45%, 1/4/10(2)	22,000,000	21,999,175
Lexington Parker Capital, 0.35%, 1/22/10(2)	10,000,000	9,997,958
Lexington Parker Capital, 0.40%, 2/5/10(2)	5,500,000	5,497,861
Lower Colorado River Auth., 0.30%, 2/3/10	13,200,000	13,200,000
Lower Colorado River Auth., 0.30%, 4/8/10	22,500,000	22,500,000
Pfizer, Inc., 0.46%, 2/26/10(2)	38,000,000	37,972,809
Providence Health & Services, 0.45%, 6/8/10	7,000,000	7,000,000
Regents of University of California, 0.23%, 2/11/10	32,558,000	32,549,386
Salvation Army (The), 0.30%, 1/5/10	8,000,000	8,000,000
Salvation Army (The), 0.30%, 1/5/10	10,100,000	10,100,000
Salvation Army (The), 0.25%, 2/2/10	11,000,000	11,000,000
TOTAL COMMERCIAL PAPER		366,343,950
MUNICIPAL SECURITIES — 31.2%
Alabama Industrial Development Auth. Rev., (Simcala, Inc.), VRDN, 1.00%, 1/4/10 (LOC: Bank One)	4,225,000	4,225,000
Arden Hills Housing & Health Care Facilities Rev., Series 1999 A, (Presbyterian Homes), VRDN, 0.25%, 1/4/10 (LOC: U.S. Bank N.A.)	1,424,000	1,424,000
Bermudian Springs School District GO, VRDN, 0.25%, 1/7/10 (AGM) (SBBPA: Royal Bank of Canada)	2,325,000	2,325,000
Brevard County Industrial Development Rev., (Pivotal Utility Holdings, Inc.), VRDN, 0.38%, 1/6/10 (LOC: Wells Fargo Bank N.A.)	1,750,000	1,750,000
California Enterprise Development Auth. Rev., Series 2008 B, (Pocino Foods), VRDN, 0.63%, 1/7/10 (LOC: City National Bank and FHLB)	1,245,000	1,245,000
California Enterprise Development Auth. Rev., Series 2008 B, (Ramar International Corp.), VRDN, 0.70%, 1/7/10 (LOC: Bank of the West)	1,515,000	1,515,000
California Enterprise Development Auth. Rev., Series 2008 B, (Sconza Candy), VRDN, 0.45%, 1/7/10 (LOC: Wells Fargo Bank N.A.)	3,300,000	3,300,000
California Infrastructure & Economic Development Bank Rev., Series 2000 B, (Adams Rite Manufacturing Co.), VRDN, 0.50%, 1/6/10 (LOC: U.S. Bank N.A. and Mellon Bank N.A.)	1,870,000	1,870,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (iWorks, Inc.), VRDN, 0.35%, 1/4/10 (LOC: City National Bank and FHLB)	1,865,000	1,865,000
California Statewide Communities Development Auth. Multifamily Rev., Series 2001 S, (Birchcrest Apartments), VRDN, 0.27%, 1/4/10 (LOC: U.S. Bank N.A.)	955,000	955,000
Charleston County School District GO, 1.50%, 3/1/10 (SCSDE)	14,880,000	14,909,185

Premium Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Chicago Illinois Industrial Development Rev., (Enterprise Center VII), VRDN, 0.40%, 1/6/10 (LOC: LaSalle Bank N.A.)	$ 5,000,000	$ 5,000,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas), VRDN, 0.25%, 1/6/10	10,000,000	10,000,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2004 B, (Corey Building), VRDN, 0.73%, 1/7/10 (LOC: Wells Fargo Bank N.A.)	225,000	225,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2005 B, (Closet Factory), VRDN, 0.83%, 1/7/10 (LOC: Colorado Business Bank and Bank of New York)	875,000	875,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2007 B, (Monaco LLC), VRDN, 0.73%, 1/7/10 (LOC: JPMorgan Chase Bank N.A.)	690,000	690,000
Columbus Indiana Economic Development Rev., (Arbors At Waters Edge Apartments), VRDN, 0.35%, 1/7/10 (LOC: FHLB)	3,955,000	3,955,000
Connecticut Housing Finance Auth. Rev., Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.25%, 1/7/10 (SBBPA: JPMorgan Chase Bank N.A.)	19,530,000	19,530,000
Fairfield Rev., Series 2005 A2, VRDN, 0.95%, 1/7/10 (LOC: Landesbank Hessen-Thuringen Girozentrale)	2,800,000	2,800,000
Gary Industrial Empowerment Zone Rev., (Chemcoaters LLC), VRDN, 0.90%, 1/7/10 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
Hart Family Holdings LLC Rev., VRDN, 1.50%, 1/7/10 (LOC: Community Bank & Trust and FHLB)	10,650,000	10,650,000
Houston Higher Education Finance Corp. Housing Rev., Series 2003 C, (Tierwester Oaks & Richfield Manor), VRDN, 1.35%, 1/4/10 (LOC: Bank of New York)	1,505,000	1,505,000
Idaho Health Facilities Auth. Rev., (St. Lukes Regional Medical Center), VRDN, 0.30%, 1/4/10 (AGM) (SBBPA: Bayerische Landesbank)	1,200,000	1,200,000
Illinois Development Finance Auth. Rev., (Elite Manufacturing Technologies, Inc.), VRDN, 0.35%, 1/7/10 (LOC: LaSalle Bank N.A.)	2,730,000	2,730,000
Illinois GO, 2.00%, 4/13/10	20,815,000	20,899,697
Illinois GO, 4.00%, 5/20/10	10,000,000	10,105,223
Illinois GO, 2.00%, 6/10/10	13,650,000	13,722,027
Indiana Finance Auth. Rev., Series 2008 E7, (Ascension Health), VRDN, 0.33%, 6/15/10	6,490,000	6,490,000
Indiana Finance Auth. Rev., Series 2009 E4, (Ascension Health), VRDN, 0.39%, 5/17/10	1,000,000	1,000,000
Iowa Finance Auth. Private College Rev., (Morningside College), VRDN, 0.25%, 1/4/10 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Kansas City Financing Commission Tax Increment Rev., Series 2006 B, (Briarcliff West), VRDN, 0.35%, 1/4/10 (LOC: M&I Marshall & Ilsley Bank and FHLB)	9,510,000	9,510,000
Kentucky Housing Corp. Rev., Series 2007 O, VRDN, 0.58%, 1/7/10 (SBBPA: Lloyds TSB Bank plc)	2,330,000	2,330,000
Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 0.60%, 1/4/10 (SBBPA: Lloyds TSB Bank plc)	2,930,000	2,930,000
King County Housing Auth. Rev., (Auburn Court Apartments), VRDN, 0.31%, 1/7/10 (FNMA) (LIQ FAC: FNMA)	11,445,000	11,445,000
Los Angeles Multifamily Rev., Series 2001 F, (Housing-San Regis), VRDN, 0.25%, 1/7/10 (FNMA) (LIQ FAC: FNMA)	1,175,000	1,175,000
Michigan GO, Series 2009 A, 2.00%, 9/30/10	7,000,000	7,076,354
Midwestern University Foundation Rev., Series 2009 A, VRDN, 0.30%, 1/7/10 (LOC: Royal Bank of Canada)	3,000,000	3,000,000
Mississippi Business Finance Corp. Rev., (Aurora Flight Sciences Corp.), VRDN, 1.00%, 1/4/10 (LOC: Branch Banking & Trust)	12,500,000	12,500,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 1.00%, 1/4/10 (LOC: Trustmark National Bank and FHLB)	8,670,000	8,670,000
Missouri State Health & Educational Facilities Auth. Rev., Series 2009 C5, (Ascension Health), VRDN, 0.39%, 5/17/10	1,000,000	1,000,000

Premium Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Montebello COP, VRDN, 0.85%, 1/6/10 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	$ 6,775,000	$ 6,775,000
Morgan Hill Redevelopment Agency Tax Allocation Rev., Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 0.70%, 1/7/10 (LOC: Scotiabank)	13,300,000	13,300,000
Nevada Multi Unit Housing Division Rev., Series 2002 B, VRDN, 0.53%, 1/7/10 (FNMA) (LIQ FAC: FNMA)	990,000	990,000
New Jersey Economic Development Auth. Rev., Series 2006 B, (Accurate Box Co., Inc.), VRDN, 0.29%, 1/7/10 (LOC: Sun Bank N.A. and Wells Fargo Bank N.A.)	845,000	845,000
New Mexico Educational Assistance Foundation Rev., Series 2003 A2, VRDN, 0.28%, 1/6/10 (LOC: Royal Bank of Canada)	3,000,000	3,000,000
New Mexico Educational Assistance Foundation Rev., Series 2009 A, VRDN, 0.28%, 1/6/10 (LOC: Royal Bank of Canada)	3,000,000	3,000,000
New York GO, Series 2008 J13, VRDN, 0.30%, 1/4/10 (SBBPA: Lloyds TSB Bank plc)	10,000,000	10,000,000
North Carolina Medical Care Commission Rev., (Cornelia Nixon Davis, Inc), VRDN, 0.30%, 1/7/10 (LOC: Wachovia Bank N.A.)	5,705,000	5,705,000
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.28%, 1/6/10 (LOC: FNMA)	1,175,000	1,175,000
Oregon Facilities Auth. Rev., Series 2002-1, (Hazelden Springbrook), VRDN, 1.25%, 1/7/10 (LOC: Allied Irish Bank plc)	900,000	900,000
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 1.23%, 1/5/10 (LOC: Bank of New York and California State Teacher's Retirement System)	300,000	300,000
Putnam Hospital Center Rev., VRDN, 1.23%, 1/6/10 (LOC: JPMorgan Chase Bank N.A.)(2)	3,140,000	3,140,000
Salinas COP, (Fairways Golf), VRDN, 0.70%, 1/7/10 (LOC: Rabobank N.A. and Cooperative Centrale)	4,660,000	4,660,000
Salinas Economic Development Rev., Series 2007 B, (Monterey County Public Building), VRDN, 1.25%, 1/11/10 (LOC: Bank of New York)	1,070,000	1,070,000
South Carolina Association of Governmental Organizations COP, Series 2009 B, 1.50%, 3/1/10 (SCSDE)	5,500,000	5,508,299
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 1.23%, 1/7/10 (LOC: Bank of New York)	2,500,000	2,500,000
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 1.23%, 1/7/10 (LOC: JPMorgan Chase Bank N.A.)(2)	2,185,000	2,185,000
Southern California Public Power Auth. Rev., (Tieton Hydropower), 2.00%, 8/16/10	1,145,000	1,154,229
St. Paul Sales Tax Rev., Series 2009 A, (Rivercentre Arena), VRDN, 0.24%, 1/7/10 (LOC: U.S. Bank N.A.)	5,900,000	5,900,000
Tahoe Forest Hospital District Health Facilities Rev., VRDN, 0.25%, 1/4/10 (LOC: U.S. Bank N.A.)	1,400,000	1,400,000
Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.40%, 1/6/10 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,000,000	5,000,000
University of Kansas Hospital Auth. Rev., (Health System), VRDN, 0.25%, 1/4/10 (LOC: U.S. Bank N.A.)	14,000,000	14,000,000
Washington Economic Development Finance Auth. Rev., Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.70%, 1/7/10 (LOC: U.S. Bank N.A.)	1,665,000	1,665,000
Washington Economic Development Finance Auth. Rev., Series 2007 K, (Ocean Gold Seafoods, Inc.), VRDN, 0.73%, 1/7/10 (LOC: Wells Fargo Bank N.A.)	1,825,000	1,825,000
Washington Industrial Development Auth. Rev., (Pauwels), VRDN, 0.60%, 1/4/10 (LOC: Bank of America N.A.)	1,775,000	1,775,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 A, (ProHealth Care, Inc.), VRDN, 0.25%, 1/4/10 (LOC: U.S. Bank N.A.)	6,000,000	6,000,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 C, VRDN, 0.25%, 1/4/10 (LOC: U.S. Bank N.A.)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES		318,869,014

Premium Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 21.1%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 13.8%
FFCB, 0.80%, 2/2/10	$ 6,140,000	$ 6,139,374
FHLB, 3.50%, 1/6/10	20,000,000	20,006,962
FHLB, 0.87%, 1/26/10	10,000,000	9,999,141
FHLB, 1.05%, 3/9/10	10,000,000	9,999,292
FHLB, 4.875%, 3/12/10	6,000,000	6,043,493
FHLB, 5.00%, 3/12/10	2,000,000	2,018,338
FHLB, 4.375%, 3/17/10	3,000,000	3,020,143
FHLB, 0.60%, 6/22/10	15,000,000	14,989,539
FHLB, 0.55%, 7/28/10	15,000,000	14,998,696
FHLB, 0.55%, 7/29/10	7,000,000	6,998,974
FHLB, 0.56%, 8/20/10	10,000,000	9,997,025
FHLB, 5.125%, 9/10/10	6,550,000	6,748,699
FHLB, 0.77%, 9/29/10	10,000,000	10,024,800
FHLB, 0.50%, 10/19/10	10,000,000	9,998,411
FHLB, 0.50%, 1/5/11	10,000,000	10,000,000
		140,982,887
U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) ― 4.8%
FHLB Discount Notes, 0.76%, 1/12/10	15,000,000	14,996,563
FHLB Discount Notes, 0.86%, 1/21/10	10,000,000	9,995,278
FHLB Discount Notes, 0.96%, 2/1/10	25,000,000	24,979,592
		49,971,433
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 1.5%
FHLB, VRN, 0.76%, 1/4/10	15,000,000	15,000,000
GOVERNMENT-BACKED CORPORATE BONDS(3) ― 1.0%
Bank of America N.A., VRN, 0.28%, 3/15/10, resets quarterly off the 3-month LIBOR plus 0.03% with no caps	10,000,000	10,000,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS		215,954,320
CORPORATE BONDS ― 10.4%
Astin Redevelopment LP, VRDN, 1.00%, 1/7/10	3,500,000	3,500,000
Castleton United Methodist Church, Inc., VRDN, 0.63%, 1/6/10 (LOC: U.S. Bank N.A.)	3,000,000	3,000,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.38%, 1/7/10	8,959,000	8,959,000
D & I Properties LLC, VRDN, 0.50%, 1/6/10	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.36%, 1/7/10	3,765,000	3,765,000
First Baptist Church of Opelika, VRDN, 1.00%, 1/8/10 (LOC: FHLB)	6,420,000	6,420,000
Flatley Hospitality LLC, VRDN, 0.36%, 1/7/10	600,000	600,000
Grace Community Church of Amarillo, VRDN, 1.00%, 1/4/10 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
High Track LLC, VRDN, 0.36%, 1/6/10	8,625,000	8,625,000
Jaxon Arbor LLC, VRDN, 0.36%, 1/7/10	1,505,000	1,505,000
JBR, Inc., VRDN, 0.70%, 1/7/10	5,790,000	5,790,000
Manse on Marsh LP, VRDN, 0.63%, 1/7/10	11,355,000	11,355,000
Ness Family Partners LP, VRDN, 0.48%, 1/6/10	1,580,000	1,580,000
Procter & Gamble International Funding SCA, VRN, 0.29%, 2/7/10, resets quarterly off the 3-month LIBOR plus 0.01% with no caps	5,000,000	5,000,000
Relay Relay LLC, VRDN, 1.48%, 1/7/10	7,670,000	7,670,000
Roman Catholic Bishop of San Jose, VRDN, 1.80%, 1/7/10 (LOC: Allied Irish Bank plc)	4,720,000	4,720,000

Premium Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

Rupert E. Phillips, VRDN, 1.00%, 1/8/10 (LOC: FHLB)	$ 5,940,000	$ 5,940,000
Salvation Army (The), VRN, 1.23%, 1/7/10 (LOC: Bank of New York)	2,000,000	2,000,000
Salvation Army (The), VRN, 1.23%, 1/7/10 (LOC: Bank of New York)	7,500,000	7,500,000
Summit Utilities, Inc., VRDN, 0.63%, 1/6/10	7,615,000	7,615,000
Wal-Mart Stores, Inc., 4.00%, 1/15/10	5,000,000	5,007,250
Zehnder's of Frankenmuth, VRDN, 0.36%, 1/7/10	2,780,000	2,780,000
TOTAL CORPORATE BONDS		106,401,250
CERTIFICATES OF DEPOSIT ― 1.0%
BNP Paribas, 0.23%, 1/7/10	10,000,000	10,000,000
TEMPORARY CASH INVESTMENTS ― 0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	613,409	613,409
TOTAL INVESTMENT SECURITIES — 99.7%		1,018,181,943
OTHER ASSETS AND LIABILITIES — 0.3%		3,134,378
TOTAL NET ASSETS — 100.0%		$1,021,316,321

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
SCSDE	-	South Carolina School District Enhancement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $178,948,527, which represented 17.5% of total net assets. None of the restricted securities are considered to be illiquid.

(3)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or
December 31, 2012.

Premium Money Market – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. Investments in open-end management investment companies are valued at the reported net asset value. When such valuations do not reflect the market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	–	$ 366,343,950	–
Municipal Securities	–	318,869,014	–
U.S. Government Agency Securities and Equivalents	–	215,954,320	–
Corporate Bonds	–	106,401,250	–
Certificates of Deposit	–	10,000,000	–
Temporary Cash Investments	$613,409	–	–
Total Value of Investment Securities	$613,409	$1,017,568,534	–

3. Federal Tax Information

As of December 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,018,181,943

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation Protection Bond Fund

December 31, 2009

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES ― 85.8%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$ 28,314,580	$ 29,947,085
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	17,426,880	17,545,331
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	12,075,629	12,737,905
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	9,415,996	9,052,595
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	9,962,793	12,339,078
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	14,371,198	15,450,159
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	11,650,900	15,028,752
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	4,768,079	5,909,437
U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10(1)	1,696,055	1,700,163
U.S. Treasury Inflation Indexed Notes, 0.875%, 4/15/10(1)	15,091,180	15,160,735
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)	2,359,933	2,450,828
U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)	7,052,117	7,269,188
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	2,069,682	2,216,176
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	9,374,816	9,808,401
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	15,642,183	16,837,340
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	5,829,732	5,935,396
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	16,095,749	16,972,210
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	11,582,505	12,262,977
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	14,106,255	14,961,447
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	21,397,446	22,280,091
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	14,059,084	14,831,237
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	17,971,470	19,000,624
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	11,743,797	12,803,487
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	14,230,269	15,387,588
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	6,075,708	6,689,452
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	2,553,928	2,618,374
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	17,042,330	17,103,580
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	11,277,056	11,976,583
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	9,922,010	10,314,237
TOTAL U.S. TREASURY SECURITIES
(Cost $346,347,821)		356,590,456
CORPORATE BONDS ― 8.6%
AEROSPACE & DEFENSE ― 0.1%
L-3 Communications Corp., 5.875%, 1/15/15(1)	375,000	376,406
L-3 Communications Corp., 5.20%, 10/15/19(1)(2)	200,000	198,202
		574,608
BEVERAGES ― 0.4%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	530,000	592,762
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	240,000	247,629
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)	260,000	273,424
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)	450,000	505,632
		1,619,447
BIOTECHNOLOGY ― 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	300,000	328,321
CAPITAL MARKETS ― 0.5%
Credit Suisse (New York), 5.50%, 5/1/14(1)	390,000	423,637
Credit Suisse (New York), 5.30%, 8/13/19(1)	360,000	370,404
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	280,000	326,979
Jefferies Group, Inc., 8.50%, 7/15/19(1)	80,000	87,595

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 4.20%, 11/20/14(1)	$ 400,000	$ 400,717
Morgan Stanley, 7.30%, 5/13/19(1)	330,000	371,207
		1,980,539
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	160,000	168,257
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	360,000	430,251
		598,508
COMMERCIAL BANKS ― 0.1%
Westpac Banking Corp., 4.875%, 11/19/19(1)	200,000	197,784
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Corrections Corp. of America, 7.75%, 6/1/17(1)	400,000	414,000
Waste Management, Inc., 7.375%, 3/11/19(1)	500,000	577,945
		991,945
COMMUNICATIONS EQUIPMENT ― 0.2%
Cisco Systems, Inc., 2.90%, 11/17/14(1)	400,000	399,722
Cisco Systems, Inc., 5.90%, 2/15/39(1)	360,000	365,260
		764,982
CONSUMER FINANCE ― 0.6%
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	330,000	390,603
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	330,000	332,983
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,030,000	1,029,334
General Electric Capital Corp., 6.00%, 8/7/19(1)	300,000	311,973
SLM Corp., 5.375%, 1/15/13(1)	250,000	235,992
		2,300,885
CONTAINERS & PACKAGING ― 0.2%
Ball Corp., 6.875%, 12/15/12(1)	750,000	763,125
DIVERSIFIED FINANCIAL SERVICES ― 0.2%
Bank of America Corp., 6.50%, 8/1/16(1)	500,000	538,382
BP Capital Markets plc, 3.125%, 3/10/12(1)	170,000	175,200
		713,582
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.4%
AT&T, Inc., 6.70%, 11/15/13(1)	180,000	203,259
AT&T, Inc., 6.55%, 2/15/39(1)	420,000	444,015
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	160,000	198,785
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	550,000	596,723
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	340,000	365,090
		1,807,872
ELECTRIC UTILITIES ― 0.1%
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	320,000	323,487
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	160,000	158,938
		482,425
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.3%
Corning, Inc., 6.625%, 5/15/19(1)	600,000	655,003
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	470,000	495,850
		1,150,853
ENERGY EQUIPMENT & SERVICES ― 0.1%
Pride International, Inc., 8.50%, 6/15/19(1)	400,000	464,000
FOOD & STAPLES RETAILING ― 0.1%
CVS Caremark Corp., 6.60%, 3/15/19(1)	250,000	274,049
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.1%
Boston Scientific Corp., 6.00%, 1/15/20(1)	300,000	307,108

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

St. Jude Medical, Inc., 4.875%, 7/15/19(1)	$ 230,000	$ 232,267
		539,375
HEALTH CARE PROVIDERS & SERVICES ― 0.3%
HCA, Inc., 7.875%, 2/15/20(1)(2)	300,000	313,125
HCA, Inc., 7.69%, 6/15/25(1)	100,000	92,070
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	712,000	762,277
		1,167,472
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.25%, 12/6/17(1)	200,000	204,702
INSURANCE ― 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	300,000	349,151
Lincoln National Corp., 6.25%, 2/15/20(1)	120,000	118,476
MetLife, Inc., 6.75%, 6/1/16(1)	500,000	560,656
Prudential Financial, Inc., 7.375%, 6/15/19(1)	400,000	449,244
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(1)(2)	300,000	311,125
		1,788,652
INTERNET & CATALOG RETAIL ― 0.1%
Expedia, Inc., 7.46%, 8/15/18(1)	400,000	438,500
MACHINERY ― 0.1%
Deere & Co., 5.375%, 10/16/29(1)	250,000	250,280
MEDIA ― 1.1%
Comcast Corp., 5.90%, 3/15/16(1)	250,000	269,580
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.875%, 10/1/19(1)(2)	500,000	509,486
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	600,000	669,000
News America, Inc., 6.90%, 8/15/39(1)(2)	210,000	229,842
Omnicom Group, Inc., 6.25%, 7/15/19(1)	280,000	302,624
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	534,527
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	120,000	140,374
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	600,000	660,214
Time Warner, Inc., 6.875%, 5/1/12(1)	400,000	438,134
Viacom, Inc., 6.25%, 4/30/16(1)	600,000	654,788
Virgin Media Finance plc, 9.50%, 8/15/16(1)	200,000	215,750
		4,624,319
METALS & MINING ― 0.5%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	300,000	381,689
ArcelorMittal, 6.125%, 6/1/18(1)	200,000	206,705
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	350,000	383,775
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	450,000	485,955
Teck Resources Ltd., 10.75%, 5/15/19(1)	500,000	600,000
		2,058,124
MULTI-UTILITIES ― 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	420,000	459,529
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	180,000	200,559
PG&E Corp., 5.75%, 4/1/14(1)	120,000	129,468
Sempra Energy, 6.50%, 6/1/16(1)	130,000	141,172
		930,728
OFFICE ELECTRONICS ― 0.1%
Xerox Corp., 5.625%, 12/15/19(1)	500,000	500,244
OIL, GAS & CONSUMABLE FUELS ― 0.8%
Anadarko Petroleum Corp., 6.95%, 6/15/19(1)	300,000	340,806
Enterprise Products Operating LLC, 4.60%, 8/1/12(1)	530,000	560,064
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	250,000	269,543

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Kerr-McGee Corp., 6.95%, 7/1/24(1)	$ 320,000	$ 347,362
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(1)	450,000	476,029
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	270,000	293,613
SandRidge Energy, Inc., 8.75%, 1/15/20(1)(2)	250,000	251,250
Shell International Finance BV, 4.30%, 9/22/19(1)	390,000	386,072
Talisman Energy, Inc., 7.75%, 6/1/19(1)	200,000	235,286
XTO Energy, Inc., 6.50%, 12/15/18(1)	200,000	228,935
		3,388,960
PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co., 9.375%, 5/15/19(1)	250,000	307,796
International Paper Co., 7.30%, 11/15/39(1)	300,000	319,259
		627,055
PERSONAL PRODUCTS(3)
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)(2)	170,000	167,987
PHARMACEUTICALS ― 0.3%
Pfizer, Inc., 6.20%, 3/15/19(1)	420,000	467,711
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	370,000	407,299
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	500,000	511,011
		1,386,021
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
ProLogis, 5.50%, 4/1/12(1)	400,000	405,157
ProLogis, 7.375%, 10/30/19(1)	160,000	158,096
Simon Property Group LP, 5.75%, 12/1/15(1)	400,000	408,408
		971,661
ROAD & RAIL ― 0.1%
CSX Corp., 7.375%, 2/1/19(1)	340,000	389,079
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(3)
Analog Devices, Inc., 5.00%, 7/1/14(1)	180,000	187,963
TOBACCO ― 0.1%
Altria Group, Inc., 9.25%, 8/6/19(1)	380,000	463,851
WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
American Tower Corp., 7.25%, 5/15/19(1)(2)	600,000	672,000
TOTAL CORPORATE BONDS
(Cost $33,866,022)		35,769,898
ASSET-BACKED SECURITIES(4) ― 0.9%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	1,500,000	1,479,879
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16(1)	2,000,000	1,989,871
Public Service New Hampshire Funding LLC, Series 2001-1, Class A3 SEQ, 6.48%, 5/1/15(1)	280,003	303,921
TOTAL ASSET-BACKED SECURITIES
(Cost $3,788,888)		3,773,671
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 0.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 0.5%
FNMA, 5.625%, 7/15/37(1)	2,100,000	2,218,453

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

GOVERNMENT-BACKED CORPORATE BONDS(5) ― 0.3%
GMAC, Inc., 1.75%, 10/30/12(1)		$ 1,000,000	$ 994,170
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $3,206,600)			3,212,623
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) ― 0.7%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)		496,902	426,684
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)		1,400,000	1,416,978
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)		953,952	955,438
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.53%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(2)		371,972	323,070
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,227,154)			3,122,170
SHORT-TERM INVESTMENTS ― 0.7%
Dutch Treasury Certificates, 0.49%, 3/31/10(6)	EUR	1,200,000	1,718,712
Government of Canada Treasury Bill, 0.28%, 4/1/10(6)	CAD	1,340,000	1,280,652
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,022,491)			2,999,364
COMMERCIAL PAPER(6) ― 0.6%
BNP Paribas Finance, Inc., 0.01%, 1/4/10(1)
(Cost $2,499,998)		$ 2,500,000	2,499,975
COLLATERALIZED MORTGAGE OBLIGATIONS(4) ― 0.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.29%, 1/4/10(1)		1,064,282	858,521
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.23%, 1/4/10(1)		798,629	735,564
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 4.96%, 1/4/10(1)		876,269	711,988
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,248,224)			2,306,073
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.2%
NORWAY — 0.2%
Government of Norway, 6.00%, 5/16/11
(Cost $771,296)	NOK	4,170,000	754,658
MUNICIPAL SECURITIES(3)
California GO, (Building Bonds), 7.55%, 4/1/39(1)
(Cost $183,079)	$ 200,000	197,182

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

TEMPORARY CASH INVESTMENTS(3)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)
(Cost $26,760)	26,760	$ 26,760
TOTAL INVESTMENT SECURITIES — 98.9%
(Cost $399,188,333)		411,252,830
OTHER ASSETS AND LIABILITIES — 1.1%		4,396,447
TOTAL NET ASSETS — 100.0%	$415,649,277

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
55	U.S. Long Bond	March 2010	$6,345,625	$(266,658)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
213	U.S. Treasury 2-Year Notes	March 2010	$46,064,578	$228,719

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$870,000	Receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(148,011)	$12,095
TOTAL RETURN
800,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	(19,952)
6,800,000	Pay a fixed rate equal to 0.08% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG. Expires November 2013.	–	(65,533)
1,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(22,401)
5,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2018.	–	(147,890)
18,000,000	Pay a fixed rate equal to 0.30% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	234,315
1,900,000	Pay a fixed rate equal to 1.77% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(11,237)
		–	(32,698)
		$(148,011)	$(20,603)
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $53,782,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,943,459, which represented 1.2% of total net assets.

(3)	Category is less than 0.05% of total net assets.
(4)	Final maturity indicated, unless otherwise noted.
(5)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(6)	The rate indicated is the yield to maturity at purchase.

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$356,590,456	–
Corporate Bonds	–	35,769,898	–
Asset-Backed Securities	–	3,773,671	–
U.S. Government Agency Securities and Equivalents	–	3,212,623	–
Commercial Mortgage-Backed Securities	–	3,122,170	–
Short-Term Investments	–	2,999,364	–
Commercial Paper	–	2,499,975	–
Collateralized Mortgage Obligations	–	2,306,073	–
Sovereign Governments & Agencies	–	754,658	–
Municipal Securities	–	197,182	–
Temporary Cash Investments	$26,760	–	–
Total Value of Investment Securities	$26,760	$411,226,070	–
Other Financial Instruments
Futures Contracts	$(37,939)	–	–
Swap Agreements	–	$127,408	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(37,939)	$127,408	–

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$399,188,333
Gross tax appreciation of investments	$ 12,372,561
Gross tax depreciation of investments	(308,064)
Net tax appreciation (depreciation) of investments	$ 12,064,497

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

December 31, 2009

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES ― 30.5%
U.S. Treasury Bonds, 10.625%, 8/15/15(1)	$ 2,200,000	$ 3,090,314
U.S. Treasury Bonds, 5.25%, 2/15/29(1)	5,000,000	5,418,755
U.S. Treasury Bonds, 5.375%, 2/15/31(1)	2,000,000	2,210,626
U.S. Treasury Bonds, 4.75%, 2/15/37(1)	800,000	817,750
U.S. Treasury Bonds, 4.25%, 5/15/39(1)	500,000	469,219
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	3,000,000	2,872,503
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	7,924,980	8,251,885
U.S. Treasury Notes, 0.875%, 12/31/10(1)	17,000,000	17,067,745
U.S. Treasury Notes, 1.00%, 9/30/11(1)	15,000,000	15,000,600
U.S. Treasury Notes, 1.00%, 10/31/11(1)	7,900,000	7,895,363
U.S. Treasury Notes, 1.875%, 6/15/12(1)	15,500,000	15,674,390
U.S. Treasury Notes, 4.25%, 9/30/12(1)	1,390,000	1,492,079
U.S. Treasury Notes, 1.375%, 10/15/12(1)	15,000,000	14,920,320
U.S. Treasury Notes, 1.875%, 4/30/14(1)	5,000,000	4,898,830
U.S. Treasury Notes, 2.375%, 8/31/14(1)	6,200,000	6,156,408
U.S. Treasury Notes, 2.125%, 11/30/14(1)	20,000,000	19,532,860
U.S. Treasury Notes, 3.00%, 8/31/16(1)	10,400,000	10,231,822
U.S. Treasury Notes, 4.75%, 8/15/17(1)	1,092,000	1,185,247
TOTAL U.S. TREASURY SECURITIES
(Cost $137,573,880)		137,186,716
CORPORATE BONDS ― 25.7%
AEROSPACE & DEFENSE ― 0.9%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(1)(2)	350,000	377,155
Goodrich Corp., 4.875%, 3/1/20(1)	250,000	247,774
Honeywell International, Inc., 5.30%, 3/15/17(1)	160,000	168,962
Honeywell International, Inc., 5.30%, 3/1/18(1)	130,000	137,342
L-3 Communications Corp., 5.875%, 1/15/15(1)	600,000	602,250
L-3 Communications Corp., 5.20%, 10/15/19(1)(2)	570,000	564,876
Lockheed Martin Corp., 7.65%, 5/1/16(1)	220,000	261,932
Lockheed Martin Corp., 6.15%, 9/1/36(1)	169,000	179,464
Lockheed Martin Corp., 5.50%, 11/15/39(1)	300,000	295,011
Northrop Grumman Corp., 3.70%, 8/1/14(1)	170,000	170,832
United Technologies Corp., 6.125%, 2/1/19(1)	410,000	453,868
United Technologies Corp., 6.05%, 6/1/36(1)	230,000	245,324
United Technologies Corp., 6.125%, 7/15/38(1)	220,000	239,174
		3,943,964
AUTOMOBILES ― 0.1%
American Honda Finance Corp., 7.625%, 10/1/18(1)(2)	170,000	194,677
Daimler Finance N.A. LLC, 5.875%, 3/15/11(1)	150,000	156,882
		351,559
BEVERAGES ― 0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)(2)	750,000	754,013
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	1,060,000	1,185,524
Diageo Capital plc, 5.20%, 1/30/13(1)	280,000	299,968
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)	540,000	606,759
PepsiAmericas, Inc., 4.375%, 2/15/14(1)	170,000	177,037
SABMiller plc, 6.20%, 7/1/11(1)(2)	360,000	381,125
		3,404,426

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

BIOTECHNOLOGY ― 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	$ 400,000	$ 437,762
CAPITAL MARKETS ― 2.0%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	400,000	421,404
Bear Stearns Cos., Inc. (The), 6.40%, 10/2/17(1)	630,000	687,808
Credit Suisse (New York), 5.00%, 5/15/13(1)	610,000	651,030
Credit Suisse (New York), 5.50%, 5/1/14(1)	340,000	369,325
Credit Suisse (New York), 5.30%, 8/13/19(1)	420,000	432,138
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	270,000	287,065
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(1)	230,000	251,807
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(1)	840,000	883,609
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18(1)	340,000	364,561
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	1,030,000	1,202,814
Jefferies Group, Inc., 8.50%, 7/15/19(1)	260,000	284,684
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(1)	475,000	508,705
Morgan Stanley, 4.20%, 11/20/14(1)	450,000	450,806
Morgan Stanley, 6.00%, 4/28/15(1)	200,000	213,287
Morgan Stanley, 6.625%, 4/1/18(1)	210,000	227,408
Morgan Stanley, 7.30%, 5/13/19(1)	660,000	742,413
Morgan Stanley, 5.625%, 9/23/19(1)	550,000	555,050
UBS AG (Stamford Branch), 5.75%, 4/25/18(1)	260,000	265,117
		8,799,031
CHEMICALS ― 0.3%
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	210,000	220,837
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	360,000	430,252
E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(1)	150,000	160,753
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	315,000	344,459
Rohm & Haas Co., 5.60%, 3/15/13(1)	130,000	137,306
		1,293,607
COMMERCIAL BANKS ― 1.3%
Barclays Bank plc, 5.00%, 9/22/16(1)	360,000	368,374
BB&T Corp., 5.70%, 4/30/14(1)	250,000	270,872
National Australia Bank Ltd., 2.55%, 1/13/12(1)(2)	1,000,000	1,015,365
PNC Bank N.A., 4.875%, 9/21/17(1)	128,000	121,305
PNC Bank N.A., 6.00%, 12/7/17(1)	160,000	162,675
SunTrust Bank, 7.25%, 3/15/18(1)	100,000	104,576
Wachovia Bank N.A., 4.80%, 11/1/14(1)	339,000	346,923
Wachovia Bank N.A., 4.875%, 2/1/15(1)	198,000	202,440
Wells Fargo & Co., 4.375%, 1/31/13(1)	410,000	426,164
Wells Fargo Bank N.A., 6.45%, 2/1/11(1)	190,000	200,701
Westpac Banking Corp., 1.90%, 12/14/12(1)(2)	2,500,000	2,481,573
Westpac Banking Corp., 4.875%, 11/19/19(1)	230,000	227,451
		5,928,419
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Allied Waste North America, Inc., 6.375%, 4/15/11(1)	260,000	271,508
Corrections Corp. of America, 6.25%, 3/15/13(1)	550,000	555,500
Republic Services, Inc., 5.50%, 9/15/19(1)(2)	260,000	264,511
Waste Management, Inc., 7.375%, 3/11/19(1)	280,000	323,650
Waste Management, Inc., 6.125%, 11/30/39(1)	280,000	279,202
		1,694,371
COMMUNICATIONS EQUIPMENT ― 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	500,000	507,306

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

CONSUMER FINANCE ― 1.1%
American Express Centurion Bank, 5.55%, 10/17/12(1)	$ 250,000	$ 267,530
American Express Centurion Bank, 6.00%, 9/13/17(1)	700,000	726,493
American Express Co., 7.25%, 5/20/14(1)	380,000	429,187
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	400,000	473,458
Capital One Capital V, 10.25%, 8/15/39(1)	200,000	233,103
General Electric Capital Corp., 3.75%, 11/14/14(1)	900,000	899,417
General Electric Capital Corp., 4.375%, 9/21/15(1)	670,000	679,183
General Electric Capital Corp., 5.625%, 9/15/17(1)	250,000	257,958
General Electric Capital Corp., 6.00%, 8/7/19(1)	450,000	467,960
John Deere Capital Corp., 4.90%, 9/9/13(1)	250,000	268,968
SLM Corp., 5.375%, 1/15/13(1)	240,000	226,553
		4,929,810
CONTAINERS & PACKAGING ― 0.2%
Ball Corp., 6.875%, 12/15/12(1)	376,000	382,580
Ball Corp., 7.125%, 9/1/16(1)	330,000	339,900
		722,480
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.625%, 5/1/14(1)	310,000	319,246
DIVERSIFIED FINANCIAL SERVICES ― 2.0%
Bank of America Corp., 4.90%, 5/1/13(1)	600,000	622,502
Bank of America Corp., 6.50%, 8/1/16(1)	1,420,000	1,529,005
Bank of America Corp., 5.65%, 5/1/18(1)	150,000	152,593
Bank of America Corp., 7.625%, 6/1/19(1)	270,000	312,888
Bank of America N.A., 5.30%, 3/15/17(1)	720,000	706,705
BP Capital Markets plc, 5.25%, 11/7/13(1)	480,000	523,287
Citigroup, Inc., 5.50%, 4/11/13(1)	820,000	850,780
Citigroup, Inc., 5.50%, 10/15/14(1)	180,000	182,445
Citigroup, Inc., 6.01%, 1/15/15(1)	300,000	306,659
Citigroup, Inc., 6.125%, 5/15/18(1)	490,000	493,448
Citigroup, Inc., 8.50%, 5/22/19(1)	160,000	185,068
Citigroup, Inc., 8.125%, 7/15/39(1)	350,000	396,218
JPMorgan Chase & Co., 4.65%, 6/1/14(1)	650,000	685,417
JPMorgan Chase & Co., 6.00%, 1/15/18(1)	1,590,000	1,711,977
JPMorgan Chase Bank National Association, 5.875%, 6/13/16(1)(2)	250,000	262,678
		8,921,670
DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.0%
Alltel Corp., 7.875%, 7/1/32(1)	180,000	214,675
AT&T, Inc., 6.25%, 3/15/11(1)	360,000	381,341
AT&T, Inc., 6.70%, 11/15/13(1)	770,000	869,497
AT&T, Inc., 5.10%, 9/15/14(1)	100,000	107,679
AT&T, Inc., 6.80%, 5/15/36(1)	195,000	208,329
AT&T, Inc., 6.55%, 2/15/39(1)	680,000	718,881
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	340,000	369,332
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	760,000	944,227
CenturyTel, Inc., 7.60%, 9/15/39(1)	370,000	380,321
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	190,000	213,073
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(1)	160,000	206,330
Embarq Corp., 7.08%, 6/1/16(1)	82,000	90,693
France Telecom SA, 4.375%, 7/8/14(1)	420,000	439,332
Koninklijke KPN NV, 8.375%, 10/1/30(1)	320,000	402,049

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Qwest Corp., 7.875%, 9/1/11(1)	$ 60,000	$ 63,150
Qwest Corp., 7.50%, 10/1/14(1)	120,000	125,250
Sprint Capital Corp., 7.625%, 1/30/11(1)	400,000	411,500
Telecom Italia Capital SA, 4.00%, 1/15/10(1)	227,000	227,176
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	600,000	650,971
Telefonica Emisiones SAU, 5.98%, 6/20/11(1)	150,000	158,703
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	400,000	429,518
Telefonica Emisiones SAU, 7.05%, 6/20/36(1)	220,000	252,024
Verizon Communications, Inc., 8.75%, 11/1/18(1)	670,000	838,193
Verizon Communications, Inc., 6.40%, 2/15/38(1)	190,000	199,289
		8,901,533
ELECTRIC UTILITIES ― 1.0%
Carolina Power & Light Co., 5.15%, 4/1/15(1)	160,000	172,379
Carolina Power & Light Co., 5.25%, 12/15/15(1)	90,000	98,543
Carolina Power & Light Co., 5.30%, 1/15/19(1)	180,000	188,298
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(1)	260,000	265,096
Duke Energy Carolinas LLC, 7.00%, 11/15/18(1)	420,000	490,365
Duke Energy Corp., 6.30%, 2/1/14(1)	360,000	396,220
Duke Energy Corp., 3.95%, 9/15/14(1)	260,000	263,683
Exelon Generation Co. LLC, 5.20%, 10/1/19(1)	330,000	330,773
FirstEnergy Corp., 6.45%, 11/15/11(1)	22,000	23,600
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	670,000	677,300
Florida Power Corp., 5.65%, 6/15/18(1)	180,000	193,510
Florida Power Corp., 6.35%, 9/15/37(1)	130,000	141,378
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	200,000	198,673
Pacificorp, 6.00%, 1/15/39(1)	570,000	601,154
Southern California Edison Co., 5.625%, 2/1/36(1)	179,000	180,436
Toledo Edison Co. (The), 6.15%, 5/15/37(1)	80,000	79,302
		4,300,710
ELECTRICAL EQUIPMENT(3)
Roper Industries, Inc., 6.25%, 9/1/19(1)	170,000	177,301
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.4%
Amphenol Corp., 4.75%, 11/15/14(1)	280,000	280,399
Corning, Inc., 6.625%, 5/15/19(1)	630,000	687,753
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	680,000	717,400
		1,685,552
ENERGY EQUIPMENT & SERVICES ― 0.2%
Pride International, Inc., 8.50%, 6/15/19(1)	390,000	452,400
Weatherford International Ltd., 9.625%, 3/1/19(1)	440,000	549,431
		1,001,831
FOOD & STAPLES RETAILING ― 0.6%
CVS Caremark Corp., 6.60%, 3/15/19(1)	640,000	701,565
Delhaize Group SA, 5.875%, 2/1/14(1)	360,000	386,995
Kroger Co. (The), 6.80%, 4/1/11(1)	280,000	297,418
Kroger Co. (The), 5.00%, 4/15/13(1)	350,000	370,410
SYSCO Corp., 4.20%, 2/12/13(1)	160,000	167,506
Wal-Mart Stores, Inc., 5.875%, 4/5/27(1)	235,000	246,997
Wal-Mart Stores, Inc., 6.50%, 8/15/37(1)	200,000	228,374
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	140,000	154,931
		2,554,196
FOOD PRODUCTS ― 0.5%
General Mills, Inc., 5.65%, 9/10/12(1)	330,000	359,224

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

General Mills, Inc., 5.25%, 8/15/13(1)	$ 430,000	$ 464,284
General Mills, Inc., 5.65%, 2/15/19(1)	270,000	286,860
Kellogg Co., 4.45%, 5/30/16(1)	320,000	329,984
Kraft Foods, Inc., 6.00%, 2/11/13(1)	200,000	214,634
Kraft Foods, Inc., 6.75%, 2/19/14(1)	300,000	332,050
Ralcorp Holdings, Inc., 6.625%, 8/15/39(1)(2)	310,000	303,289
		2,290,325
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.3%
Baxter International, Inc., 4.00%, 3/1/14(1)	330,000	340,633
Baxter International, Inc., 5.90%, 9/1/16(1)	130,000	143,421
Baxter International, Inc., 5.375%, 6/1/18(1)	200,000	212,627
Baxter International, Inc., 6.25%, 12/1/37(1)	130,000	142,533
Boston Scientific Corp., 6.00%, 1/15/20(1)	330,000	337,819
St. Jude Medical, Inc., 4.875%, 7/15/19(1)	310,000	313,056
		1,490,089
HEALTH CARE PROVIDERS & SERVICES ― 0.5%
Express Scripts, Inc., 5.25%, 6/15/12(1)	870,000	924,994
Express Scripts, Inc., 7.25%, 6/15/19(1)	250,000	284,542
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	550,000	611,515
Quest Diagnostics, Inc., 4.75%, 1/30/20(1)	280,000	274,128
		2,095,179
HOTELS, RESTAURANTS & LEISURE ― 0.3%
McDonald's Corp., 5.35%, 3/1/18(1)	270,000	289,979
McDonald's Corp., 6.30%, 10/15/37(1)	130,000	141,470
Yum! Brands, Inc., 8.875%, 4/15/11(1)	150,000	162,361
Yum! Brands, Inc., 6.25%, 3/15/18(1)	280,000	305,920
Yum! Brands, Inc., 5.30%, 9/15/19(1)	530,000	533,335
Yum! Brands, Inc., 6.875%, 11/15/37(1)	125,000	135,498
		1,568,563
HOUSEHOLD DURABLES ― 0.1%
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	310,000	304,149
Whirlpool Corp., 8.60%, 5/1/14(1)	250,000	283,323
		587,472
HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(1)	120,000	133,232
Kimberly-Clark Corp., 7.50%, 11/1/18(1)	140,000	169,659
		302,891
INDUSTRIAL CONGLOMERATES ― 0.3%
General Electric Co., 5.00%, 2/1/13(1)	652,000	690,282
General Electric Co., 5.25%, 12/6/17(1)	350,000	358,229
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(1)(2)	460,000	465,287
		1,513,798
INSURANCE ― 0.8%
Allstate Corp. (The), 7.45%, 5/16/19	410,000	477,173
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(1)	180,000	193,715
Lincoln National Corp., 6.25%, 2/15/20(1)	300,000	296,191
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	340,000	360,463
MetLife, Inc., 6.75%, 6/1/16(1)	520,000	583,083
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	250,000	262,796
Prudential Financial, Inc., 7.375%, 6/15/19(1)	680,000	763,714
Prudential Financial, Inc., 5.40%, 6/13/35(1)	100,000	87,574
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(1)(2)	350,000	362,979

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Travelers Cos., Inc. (The), 5.90%, 6/2/19(1)	$ 180,000	$ 192,597
		3,580,285
INTERNET & CATALOG RETAIL ― 0.1%
Expedia, Inc., 7.46%, 8/15/18(1)	340,000	372,725
IT SERVICES ― 0.1%
International Business Machines Corp., 5.70%, 9/14/17(1)	400,000	438,010
LEISURE EQUIPMENT & PRODUCTS(3)
Hasbro, Inc., 6.125%, 5/15/14(1)	200,000	217,959
MACHINERY ― 0.2%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(1)	130,000	139,887
Caterpillar Financial Services Corp., 5.45%, 4/15/18(1)	340,000	354,725
Deere & Co., 5.375%, 10/16/29(1)	480,000	480,539
		975,151
MEDIA ― 1.7%
British Sky Broadcasting Group plc, 9.50%, 11/15/18(1)(2)	420,000	539,311
CBS Corp., 5.50%, 5/15/33(1)	520,000	436,868
Comcast Corp., 5.90%, 3/15/16(1)	330,000	355,846
Comcast Corp., 6.40%, 5/15/38(1)	140,000	144,541
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)(2)	550,000	562,010
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(1)	460,000	480,125
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.875%, 10/1/19(1)(2)	350,000	356,640
News America, Inc., 6.90%, 8/15/39(1)(2)	500,000	547,242
Omnicom Group, Inc., 6.25%, 7/15/19(1)	520,000	562,016
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	290,000	310,026
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	560,000	616,200
Time Warner, Inc., 5.50%, 11/15/11(1)	250,000	265,537
Time Warner, Inc., 6.875%, 5/1/12(1)	330,000	361,461
Time Warner, Inc., 7.625%, 4/15/31(1)	149,000	173,569
Time Warner, Inc., 7.70%, 5/1/32(1)	250,000	294,427
Viacom, Inc., 6.25%, 4/30/16(1)	680,000	742,093
Viacom, Inc., 5.625%, 9/15/19(1)	310,000	324,277
Viacom, Inc., 6.875%, 4/30/36(1)	370,000	401,347
		7,473,536
METALS & MINING ― 1.0%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	250,000	318,074
ArcelorMittal, 6.125%, 6/1/18(1)	250,000	258,381
Barrick Gold Corp., 6.95%, 4/1/19	790,000	891,039
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	450,000	493,425
Newmont Mining Corp., 6.25%, 10/1/39(1)	550,000	552,514
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	460,000	496,754
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(1)	200,000	253,540
Teck Resources Ltd., 10.75%, 5/15/19(1)	670,000	804,000
Vale Overseas Ltd., 5.625%, 9/15/19(1)	185,000	187,725
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(1)(2)	80,000	82,112
		4,337,564
MULTILINE RETAIL(3)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(1)	100,000	102,625
MULTI-UTILITIES ― 0.9%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(1)	130,000	134,528
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(1)	140,000	136,150
Dominion Resources, Inc., 4.75%, 12/15/10(1)	96,000	98,840
Dominion Resources, Inc., 6.40%, 6/15/18(1)	740,000	809,646

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Georgia Power Co., 6.00%, 11/1/13(1)	$ 270,000	$ 300,374
NSTAR Electric Co., 5.625%, 11/15/17(1)	280,000	300,295
Pacific Gas & Electric Co., 4.20%, 3/1/11(1)	310,000	319,988
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	100,000	101,698
Pacific Gas & Electric Co., 6.35%, 2/15/38(1)	130,000	141,451
PG&E Corp., 5.75%, 4/1/14(1)	350,000	377,615
Public Service Co. of Colorado, 5.80%, 8/1/18(1)	180,000	195,574
Sempra Energy, 8.90%, 11/15/13(1)	500,000	581,543
Sempra Energy, 6.50%, 6/1/16(1)	160,000	173,750
Sempra Energy, 9.80%, 2/15/19(1)	130,000	162,514
Sempra Energy, 6.00%, 10/15/39(1)	200,000	198,169
		4,032,135
OFFICE ELECTRONICS ― 0.1%
Xerox Corp., 5.65%, 5/15/13(1)	190,000	198,124
Xerox Corp., 4.25%, 2/15/15(1)	180,000	178,948
Xerox Corp., 5.625%, 12/15/19(1)	300,000	300,146
		677,218
OIL, GAS & CONSUMABLE FUELS ― 2.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	560,000	606,590
Anadarko Petroleum Corp., 6.95%, 6/15/19(1)	200,000	227,204
Anadarko Petroleum Corp., 6.45%, 9/15/36(1)	480,000	502,924
Cenovus Energy, Inc., 4.50%, 9/15/14(1)(2)	310,000	320,334
ConocoPhillips, 6.50%, 2/1/39(1)	510,000	567,971
El Paso Corp., 7.875%, 6/15/12(1)	300,000	312,316
Enbridge Energy Partners LP, 6.50%, 4/15/18(1)	180,000	192,831
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	760,000	819,411
EOG Resources, Inc., 5.625%, 6/1/19(1)	240,000	255,428
Hess Corp., 6.00%, 1/15/40(1)	320,000	317,973
Kerr-McGee Corp., 6.95%, 7/1/24(1)	430,000	466,768
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(1)	510,000	566,780
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(1)	270,000	273,005
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	310,000	337,111
Marathon Oil Corp., 7.50%, 2/15/19(1)	350,000	404,625
Nexen, Inc., 5.65%, 5/15/17(1)	250,000	260,384
Nexen, Inc., 6.20%, 7/30/19(1)	330,000	349,812
Nexen, Inc., 6.40%, 5/15/37(1)	350,000	353,770
Petrobras International Finance Co., 5.75%, 1/20/20(1)	300,000	306,686
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(1)	580,000	685,004
Shell International Finance BV, 4.30%, 9/22/19(1)	400,000	395,971
Shell International Finance BV, 6.375%, 12/15/38(1)	220,000	248,894
Talisman Energy, Inc., 7.75%, 6/1/19(1)	750,000	882,323
Williams Cos., Inc. (The), 8.75%, 1/15/20(1)	310,000	370,465
XTO Energy, Inc., 5.30%, 6/30/15(1)	138,000	151,316
XTO Energy, Inc., 6.50%, 12/15/18(1)	550,000	629,572
XTO Energy, Inc., 6.10%, 4/1/36(1)	102,000	110,511
		10,915,979
PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co., 9.375%, 5/15/19(1)	415,000	510,941
International Paper Co., 7.30%, 11/15/39(1)	440,000	468,246
		979,187
PERSONAL PRODUCTS ― 0.1%
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)(2)	250,000	247,423

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)(2)	$ 390,000	$ 385,381
		632,804
PHARMACEUTICALS ― 1.1%
Abbott Laboratories, 5.875%, 5/15/16(1)	179,000	197,699
Abbott Laboratories, 5.60%, 11/30/17(1)	140,000	152,285
Abbott Laboratories, 6.00%, 4/1/39(1)	150,000	158,679
AstraZeneca plc, 5.40%, 9/15/12(1)	550,000	601,174
AstraZeneca plc, 5.90%, 9/15/17(1)	190,000	211,453
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(1)	290,000	311,542
Pfizer, Inc., 6.20%, 3/15/19(1)	720,000	801,790
Pfizer, Inc., 7.20%, 3/15/39(1)	470,000	576,269
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	250,000	275,202
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	1,280,000	1,308,188
Watson Pharmaceuticals, Inc., 6.125%, 8/15/19(1)	220,000	227,406
Wyeth, 5.95%, 4/1/37(1)	170,000	177,880
		4,999,567
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
ProLogis, 7.625%, 8/15/14(1)	250,000	261,682
ProLogis, 5.625%, 11/15/16(1)	250,000	230,705
ProLogis, 7.375%, 10/30/19(1)	280,000	276,669
Simon Property Group LP, 5.75%, 12/1/15(1)	300,000	306,306
		1,075,362
REAL ESTATE MANAGEMENT & DEVELOPMENT(3)
AMB Property LP, 6.625%, 12/1/19(1)	190,000	186,691
ROAD & RAIL ― 0.3%
CSX Corp., 7.375%, 2/1/19(1)	450,000	514,957
Norfolk Southern Corp., 5.75%, 1/15/16(1)	250,000	266,306
Norfolk Southern Corp., 5.75%, 4/1/18(1)	500,000	529,779
Union Pacific Corp., 5.75%, 11/15/17(1)	180,000	190,218
		1,501,260
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.1%
Analog Devices, Inc., 5.00%, 7/1/14(1)	220,000	229,732
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(1)	400,000	414,910
SPECIALTY RETAIL ― 0.2%
GSC Holdings Corp., 8.00%, 10/1/12(1)	200,000	208,250
Home Depot, Inc. (The), 5.875%, 12/16/36(1)	90,000	87,161
Staples, Inc., 9.75%, 1/15/14(1)	440,000	536,577
		831,988
WIRELESS TELECOMMUNICATION SERVICES ― 0.4%
America Movil SAB de CV, 5.00%, 10/16/19(1)(2)	500,000	489,822
American Tower Corp., 7.25%, 5/15/19(1)(2)	400,000	448,000
Rogers Cable, Inc., 6.25%, 6/15/13(1)	340,000	372,743
Rogers Communications, Inc., 6.80%, 8/15/18(1)	200,000	224,355
Vodafone Group plc, 5.00%, 12/16/13(1)	270,000	286,143
		1,821,063
TOTAL CORPORATE BONDS
(Cost $108,945,681)		115,518,842
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) ― 25.1%
FHLMC, 6.50%, 12/1/12(1)	417	447
FHLMC, 6.00%, 1/1/13(1)	5,287	5,651

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

FHLMC, 7.00%, 11/1/13(1)	$ 1,682	$ 1,795
FHLMC, 7.00%, 6/1/14(1)	3,791	4,073
FHLMC, 6.50%, 6/1/16(1)	6,611	7,117
FHLMC, 6.50%, 6/1/16(1)	13,132	14,189
FHLMC, 5.00%, 4/1/19	4,752,785	5,008,689
FHLMC, 7.00%, 9/1/27(1)	1,526	1,688
FHLMC, 6.50%, 1/1/28(1)	2,626	2,843
FHLMC, 7.00%, 2/1/28(1)	395	438
FHLMC, 6.50%, 3/1/29(1)	14,733	15,951
FHLMC, 6.50%, 6/1/29(1)	9,758	10,564
FHLMC, 7.00%, 8/1/29(1)	1,675	1,852
FHLMC, 7.50%, 8/1/29(1)	3,033	3,412
FHLMC, 6.50%, 5/1/31(1)	311	337
FHLMC, 6.50%, 5/1/31(1)	6,968	7,538
FHLMC, 6.50%, 6/1/31(1)	98	106
FHLMC, 6.50%, 6/1/31(1)	381	412
FHLMC, 6.50%, 6/1/31(1)	1,064	1,151
FHLMC, 6.50%, 6/1/31(1)	5,417	5,860
FHLMC, 5.50%, 12/1/33(1)	203,977	214,675
FHLMC, 5.50%, 1/1/38(1)	3,350,457	3,516,758
FHLMC, 5.50%, 4/1/38(1)	2,935,769	3,079,194
FHLMC, 6.00%, 5/1/38	3,854,052	4,094,328
FHLMC, 6.00%, 8/1/38	511,784	543,262
FHLMC, 5.50%, 9/1/38	13,590,552	14,253,743
FHLMC, 6.50%, 7/1/47(1)	88,936	94,828
FNMA, 6.00%, settlement date 1/15/10(5)	4,399,672	4,660,216
FNMA, 6.50%, settlement date 1/15/10(5)	1,304,000	1,396,707
FNMA, 6.00%, 5/1/13(1)	609	652
FNMA, 6.00%, 5/1/13(1)	1,308	1,403
FNMA, 6.00%, 7/1/13(1)	3,821	4,100
FNMA, 6.00%, 12/1/13(1)	5,390	5,784
FNMA, 6.00%, 1/1/14(1)	4,434	4,758
FNMA, 6.00%, 2/1/14(1)	6,594	7,076
FNMA, 6.00%, 4/1/14(1)	8,257	8,860
FNMA, 5.50%, 12/1/16(1)	33,423	35,542
FNMA, 5.50%, 12/1/16(1)	66,933	71,177
FNMA, 6.50%, 1/1/26(1)	9,074	9,812
FNMA, 7.00%, 12/1/27(1)	1,041	1,155
FNMA, 6.50%, 1/1/28(1)	695	752
FNMA, 7.00%, 1/1/28(1)	472	524
FNMA, 7.50%, 4/1/28(1)	3,001	3,385
FNMA, 7.00%, 5/1/28(1)	9,156	10,155
FNMA, 7.00%, 6/1/28(1)	478	531
FNMA, 6.50%, 1/1/29(1)	1,940	2,103
FNMA, 6.50%, 4/1/29(1)	6,290	6,811
FNMA, 7.00%, 7/1/29(1)	3,808	4,224
FNMA, 7.00%, 7/1/29(1)	4,443	4,924
FNMA, 7.50%, 7/1/29(1)	10,580	11,940
FNMA, 7.50%, 8/1/30(1)	6,633	7,487
FNMA, 7.50%, 9/1/30(1)	3,998	4,512
FNMA, 7.00%, 9/1/31(1)	25,170	28,047
FNMA, 6.50%, 1/1/32(1)	11,943	12,915

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

FNMA, 7.00%, 6/1/32(1)	$ 120,847	$ 133,406
FNMA, 6.50%, 8/1/32(1)	44,503	48,126
FNMA, 5.50%, 6/1/33(1)	267,364	281,052
FNMA, 5.50%, 7/1/33(1)	1,271,944	1,337,065
FNMA, 5.50%, 8/1/33(1)	239,545	251,809
FNMA, 5.50%, 9/1/33(1)	312,788	328,802
FNMA, 5.00%, 11/1/33(1)	2,306,829	2,377,235
FNMA, 5.50%, 1/1/34(1)	673,140	709,348
FNMA, 5.50%, 12/1/34(1)	1,665,640	1,750,917
FNMA, 4.50%, 1/1/35	918,686	922,801
FNMA, 5.00%, 8/1/35(1)	1,695,022	1,743,048
FNMA, 4.50%, 9/1/35(1)	1,638,559	1,643,850
FNMA, 5.00%, 2/1/36(1)	9,247,485	9,509,497
FNMA, 5.50%, 7/1/36(1)	986,932	1,035,148
FNMA, 5.50%, 2/1/37(1)	393,397	412,616
FNMA, 6.50%, 8/1/37(1)	1,535,181	1,638,326
FNMA, 6.00%, 11/1/37	1,705,319	1,809,237
FNMA, 5.50%, 2/1/38(1)	15,529,199	16,275,734
FNMA, 5.50%, 6/1/38	4,093,833	4,290,636
FNMA, 5.00%, 1/1/39	2,342,324	2,406,729
FNMA, 4.50%, 2/1/39	6,678,204	6,675,393
FNMA, 4.50%, 6/1/39	3,177,090	3,175,436
FNMA, 4.50%, 9/1/39	4,979,614	4,977,021
FNMA, 6.50%, 6/1/47(1)	65,998	70,371
FNMA, 6.50%, 8/1/47(1)	155,298	165,586
FNMA, 6.50%, 8/1/47(1)	209,355	223,225
FNMA, 6.50%, 9/1/47(1)	26,058	27,784
FNMA, 6.50%, 9/1/47(1)	181,248	193,255
FNMA, 6.50%, 9/1/47(1)	183,923	196,108
FNMA, 6.50%, 9/1/47(1)	223,596	238,409
FNMA, 6.50%, 9/1/47(1)	342,548	365,242
GNMA, 7.50%, 8/20/17(1)	4,179	4,570
GNMA, 7.00%, 11/15/22(1)	5,398	5,981
GNMA, 8.75%, 3/15/25(1)	5,222	5,979
GNMA, 7.00%, 4/20/26(1)	1,083	1,199
GNMA, 7.50%, 8/15/26(1)	2,087	2,347
GNMA, 8.00%, 8/15/26(1)	1,099	1,261
GNMA, 7.50%, 4/15/27(1)	147	165
GNMA, 7.50%, 5/15/27(1)	2,428	2,732
GNMA, 8.00%, 6/15/27(1)	2,130	2,446
GNMA, 7.50%, 11/15/27(1)	256	288
GNMA, 7.00%, 2/15/28(1)	1,157	1,288
GNMA, 7.50%, 2/15/28(1)	1,774	1,998
GNMA, 6.50%, 3/15/28(1)	1,766	1,908
GNMA, 7.00%, 4/15/28(1)	314	350
GNMA, 6.50%, 5/15/28(1)	683	738
GNMA, 6.50%, 5/15/28(1)	4,717	5,097
GNMA, 7.00%, 12/15/28(1)	1,891	2,104
GNMA, 7.00%, 5/15/31(1)	10,673	11,888
GNMA, 4.50%, 8/15/33	4,890,017	4,929,453
GNMA, 5.00%, 4/20/36	2,083,321	2,146,779
GNMA, 5.00%, 5/20/36(1)	2,906,771	2,995,312

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

GNMA, 6.00%, 1/20/39	$ 498,140	$ 528,260
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $111,234,941)		113,061,808
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 9.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 3.9%
FHLB, 1.625%, 11/21/12(1)	3,000,000	2,980,395
FHLMC, 5.50%, 8/23/17(1)	3,000,000	3,353,589
FHLMC, 4.875%, 6/13/18(1)	1,530,000	1,639,416
FNMA, 0.875%, 1/12/12(1)	7,000,000	6,949,544
FNMA, 4.375%, 7/17/13(1)	639,000	685,602
FNMA, 5.00%, 2/13/17(1)	1,650,000	1,793,764
		17,402,310
GOVERNMENT-BACKED CORPORATE BONDS(6) ― 5.4%
Bank of America Corp., 2.10%, 4/30/12(1)	4,000,000	4,039,200
Bank of America Corp., 3.125%, 6/15/12(1)	1,500,000	1,555,211
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	4,984,485
General Electric Capital Corp., 2.25%, 3/12/12(1)	2,000,000	2,030,060
General Electric Capital Corp., 2.20%, 6/8/12(1)	2,500,000	2,536,555
GMAC, Inc., 1.75%, 10/30/12(1)	4,000,000	3,976,680
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	2,500,000	2,523,310
Morgan Stanley, 2.00%, 9/22/11(1)	900,000	914,234
US Bancorp, 1.80%, 5/15/12	2,000,000	2,011,618
		24,571,353
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $41,747,499)		41,973,663
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) ― 2.9%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	1,860,000	1,856,975
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.33%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(1)(2)	13,650	13,556
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	1,590,086	1,365,389
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class B, 7.06%, 9/15/35	1,300,000	1,352,138
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	244,634	244,881
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.32%, 1/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(1)(2)	183,240	157,519
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	3,000,000	3,036,382
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.08%, 1/4/10	550,000	549,357
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	691,526	692,603
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	671,000	674,433

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.30%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(1)(2)		$ 221,537	$ 200,281
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(1)		1,335,274	1,358,706
Prudential Securities Secured Financing Corp., Series 2000 C1, Class A2 SEQ, VRN, 7.73%, 1/4/10(1)		1,323,812	1,323,022
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $12,841,418)			12,825,242
COLLATERALIZED MORTGAGE OBLIGATIONS(4) ― 2.6%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.5%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)		654,189	398,979
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.29%, 1/4/10(1)		1,773,803	1,430,868
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.23%, 1/4/10(1)		1,014,925	934,779
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)		1,101,248	1,016,200
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(1)		670,126	544,274
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 3.16%, 1/4/10(1)		467,667	428,046
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 4.09%, 1/4/10(1)		291,789	271,712
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 4.96%, 1/4/10(1)		1,646,324	1,337,675
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(1)		10,367	9,822
Wells Fargo Mortgage Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 3.95%, 1/4/10(1)		188,735	184,137
			6,556,492
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(1)		700,000	728,016
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(1)		3,000,000	3,118,247
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(1)		2,559	2,824
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(1)		1,194,309	1,218,954
			5,068,041
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,581,570)			11,624,533
SOVEREIGN GOVERNMENTS & AGENCIES ― 1.4%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(1)		$ 540,000	577,800
CANADA(3)
Hydro Quebec, Series HY, 8.40%, 1/15/22(1)		29,000	37,165
Province of Ontario Canada, 5.45%, 4/27/16(1)		300,000	326,920
			364,085
GERMANY — 0.8%
German Federal Republic, 3.50%, 7/4/19	EUR	2,400,000	3,492,320
MEXICO — 0.2%
United Mexican States, 5.95%, 3/19/19(1)		$ 750,000	796,875
NORWAY — 0.2%
Government of Norway, 6.00%, 5/16/11	NOK	4,400,000	796,282

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

POLAND — 0.1%
Poland Government International Bond, 6.375%, 7/15/19(1)		$ 350,000	$ 382,439
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $6,410,706)			6,409,801
MUNICIPAL SECURITIES ― 1.3%
California GO, (Building Bonds), 7.55%, 4/1/39(1)		400,000	394,364
California GO, (Building Bonds), 7.30%, 10/1/39(1)		960,000	911,491
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(1)		673,000	564,667
Los Angeles Unified School District GO, (Building Bonds), 5.76%, 7/1/29(1)		470,000	441,974
Metropolitan Water Reclamation District of Greater Chicago GO, (Building Bonds), 5.72%, 12/1/38(1)		250,000	251,753
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(1)		280,000	269,080
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(1)		560,000	633,679
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(1)		340,000	326,295
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(1)		250,000	255,915
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)		630,000	617,135
University of California Rev., (Building Bonds), 5.77%, 5/15/43(1)		420,000	412,041
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(1)		830,000	814,877
TOTAL MUNICIPAL SECURITIES
(Cost $6,008,996)			5,893,271
ASSET-BACKED SECURITIES(4) ― 0.6%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		1,600,000	1,578,538
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(1)		127,424	128,373
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(1)		72,122	74,821
SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 0.27%, 1/25/10, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(1)		19,880	19,874
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.51%, 1/25/10, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(1)		704,801	704,845
TOTAL ASSET-BACKED SECURITIES
(Cost $2,524,185)			2,506,451
SHORT-TERM INVESTMENTS(7) ― 0.3%
Government of Canada Treasury Bill, 0.26%, 4/1/10
(Cost $1,206,814)	CAD	1,280,000	1,223,310
TEMPORARY CASH INVESTMENTS ― 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)		653	653

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/10, valued at $5,542,680), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $5,434,001)(1)			5,434,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,434,653)			5,434,653
TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $445,510,343)			453,658,290
OTHER ASSETS AND LIABILITIES — (0.9)%			(3,876,179)
TOTAL NET ASSETS — 100.0%	$449,782,111

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,069,038	EUR for USD	1/29/10	$1,532,520	$44,419

(Value on Settlement Date $1,576,939)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
58	U.S. Long Bond	March 2010	$6,691,750	$(281,203)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
223	U.S. Treasury 2-Year Notes	March 2010	$48,227,234	$239,457

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$1,100,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$22,769

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $60,999,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $16,087,739, which represented 3.6% of total net assets.

(3)	Category is less than 0.05% of total net assets.
(4)	Final maturity indicated, unless otherwise noted.
(5)	Forward commitment.
(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	The rate indicated is the yield to maturity at purchase.

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$137,186,716	–
Corporate Bonds	–	115,518,842	–
U.S. Government Agency Mortgage-Backed Securities	–	113,061,808	–
U.S. Government Agency Securities and Equivalents	–	41,973,663	–
Commercial Mortgage-Backed Securities	–	12,825,242	–
Collateralized Mortgage Obligations	–	11,624,533	–
Sovereign Governments & Agencies	–	6,409,801	–
Municipal Securities	–	5,893,271	–
Asset-Backed Securities	–	2,506,451	–
Short-Term Investments	–	1,223,310	–
Temporary Cash Investments	$653	5,434,000	–
Total Value of Investment Securities	$653	$453,657,637	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$44,419	–
Futures Contracts	$(41,746)	–	–
Swap Agreements	–	22,769	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(41,746)	$67,188	–

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$445,510,343
Gross tax appreciation of investments	$ 10,858,464
Gross tax depreciation of investments	(2,710,517)
Net tax appreciation (depreciation) of investments	$ 8,147,947

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

December 31, 2009

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS ― 34.7%
AEROSPACE & DEFENSE ― 1.1%
BAE Systems Holdings, Inc., 6.40%, 12/15/11(1)(2)	$ 500,000	$ 531,267
Boeing Co. (The), 1.875%, 11/20/12(2)	500,000	494,773
L-3 Communications Corp., 6.125%, 7/15/13(2)	400,000	406,000
Northrop Grumman Corp., 3.70%, 8/1/14(2)	500,000	502,446
		1,934,486
AUTOMOBILES ― 0.3%
Daimler Finance N.A. LLC, 5.875%, 3/15/11(2)	100,000	104,588
Daimler Finance N.A. LLC, 5.75%, 9/8/11(2)	400,000	420,333
		524,921
BEVERAGES ― 1.7%
Anheuser-Busch Cos., Inc., 6.00%, 4/15/11(2)	480,000	506,310
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)(2)	500,000	502,675
Coca-Cola Enterprises, Inc., 3.75%, 3/1/12(2)	300,000	311,963
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12(2)	1,000,000	1,001,776
SABMiller plc, 6.20%, 7/1/11(1)(2)	540,000	571,687
		2,894,411
CAPITAL MARKETS ― 1.3%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	200,000	210,702
Credit Suisse (New York), 5.00%, 5/15/13(2)	200,000	213,452
Credit Suisse (New York), 5.50%, 5/1/14(2)	100,000	108,625
Credit Suisse USA, Inc., 6.125%, 11/15/11(2)	250,000	269,715
Goldman Sachs Group, Inc. (The), 5.70%, 9/1/12(2)	300,000	322,898
Goldman Sachs Group, Inc. (The), 5.45%, 11/1/12(2)	300,000	322,766
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	200,000	218,963
Morgan Stanley, 5.05%, 1/21/11(2)	300,000	311,235
Morgan Stanley, 5.625%, 1/9/12(2)	200,000	211,165
		2,189,521
CHEMICALS ― 1.0%
Dow Chemical Co. (The), 4.85%, 8/15/12(2)	900,000	946,445
E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)	100,000	107,169
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	500,000	546,761
		1,600,375
COMMERCIAL BANKS ― 3.5%
Barclays Bank plc, 2.50%, 1/23/13(2)	320,000	319,865
BB&T Corp., 5.70%, 4/30/14(2)	100,000	108,349
National Australia Bank Ltd., 2.55%, 1/13/12(1)(2)	1,700,000	1,726,121
PNC Funding Corp., 4.50%, 3/10/10(2)	150,000	150,991
US Bank N.A., 6.375%, 8/1/11(2)	260,000	279,601
Wells Fargo & Co., 4.375%, 1/31/13(2)	300,000	311,827
Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	400,000	422,529
Westpac Banking Corp., 3.25%, 12/16/11(1)(2)	1,500,000	1,549,375
Westpac Banking Corp., 1.90%, 12/14/12(1)(2)	1,000,000	992,629
		5,861,287
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	200,000	208,853
Corrections Corp. of America, 6.25%, 3/15/13(2)	400,000	404,000
		612,853

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

COMMUNICATIONS EQUIPMENT ― 0.2%
Cisco Systems, Inc., 2.90%, 11/17/14(2)	$ 300,000	$ 299,791
CONSUMER FINANCE ― 0.4%
General Electric Capital Corp., 5.50%, 4/28/11(2)	500,000	527,293
SLM Corp., 5.375%, 1/15/13(2)	150,000	141,595
		668,888
CONTAINERS & PACKAGING ― 0.4%
Ball Corp., 6.875%, 12/15/12(2)	600,000	610,500
DIVERSIFIED ― 0.9%
iShares iBoxx $ High Yield Corporate Bond Fund ETF	16,500	1,449,360
DIVERSIFIED FINANCIAL SERVICES ― 1.4%
Bank of America Corp., 4.25%, 10/1/10(2)	100,000	102,575
Bank of America Corp., 5.375%, 9/11/12(2)	400,000	424,629
Bank of America Corp., 4.90%, 5/1/13(2)	200,000	207,501
BP Capital Markets plc, 3.125%, 3/10/12(2)	200,000	206,118
Citigroup, Inc., 4.125%, 2/22/10(2)	150,000	150,550
Citigroup, Inc., 5.50%, 4/11/13(2)	450,000	466,892
JPMorgan Chase & Co., 5.60%, 6/1/11(2)	200,000	211,777
JPMorgan Chase & Co., 5.375%, 10/1/12(2)	500,000	541,411
		2,311,453
DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.0%
AT&T, Inc., 6.25%, 3/15/11(2)	613,000	649,339
British Telecommunications plc, 5.15%, 1/15/13(2)	500,000	521,758
Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, 5/20/11(2)	700,000	722,058
Deutsche Telekom International Finance BV, 5.375%, 3/23/11(2)	453,000	472,503
Koninklijke KPN NV, 8.00%, 10/1/10(2)	300,000	315,063
Qwest Corp., 7.875%, 9/1/11(2)	300,000	315,750
Sprint Capital Corp., 7.625%, 1/30/11(2)	400,000	411,500
Telecom Italia Capital SA, 6.20%, 7/18/11(2)	300,000	317,656
Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	1,000,000	1,058,019
Verizon Communications, Inc., 5.35%, 2/15/11(2)	200,000	208,605
		4,992,251
ELECTRIC UTILITIES ― 1.3%
Carolina Power & Light Co., 6.50%, 7/15/12(2)	500,000	548,512
Duke Energy Carolinas LLC, 5.625%, 11/30/12(2)	250,000	273,111
Duke Energy Ohio, Inc., 2.10%, 6/15/13(2)	250,000	247,046
FirstEnergy Corp., 6.45%, 11/15/11(2)	7,000	7,509
Midamerican Energy Holdings Co., 5.875%, 10/1/12(2)	500,000	544,892
Progress Energy, Inc., 6.85%, 4/15/12(2)	500,000	543,033
Virginia Electric and Power Co., 4.50%, 12/15/10(2)	85,000	87,438
		2,251,541
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.3%
Amphenol Corp., 4.75%, 11/15/14(2)	200,000	200,285
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	300,000	316,500
		516,785
ENERGY EQUIPMENT & SERVICES ― 0.3%
Weatherford International, Inc., 6.625%, 11/15/11(2)	400,000	428,206
FOOD & STAPLES RETAILING ― 1.1%
CVS Caremark Corp., 5.75%, 8/15/11(2)	300,000	319,586
Kroger Co. (The), 6.80%, 4/1/11(2)	700,000	743,545
Safeway, Inc., 5.80%, 8/15/12(2)	800,000	864,562
		1,927,693

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

FOOD PRODUCTS ― 0.9%
General Mills, Inc., 5.65%, 9/10/12(2)	$ 590,000	$ 642,250
General Mills, Inc., 5.25%, 8/15/13(2)	100,000	107,973
Kellogg Co., 6.60%, 4/1/11(2)	150,000	160,020
Kraft Foods, Inc., 5.625%, 11/1/11(2)	500,000	531,263
Smithfield Foods, Inc., 10.00%, 7/15/14(1)(2)	100,000	109,000
		1,550,506
GAS UTILITIES ― 0.1%
Southern California Gas Co., 4.375%, 1/15/11(2)	150,000	154,413
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.3%
CareFusion Corp., 4.125%, 8/1/12(1)(2)	500,000	515,773
HEALTH CARE PROVIDERS & SERVICES ― 1.0%
Express Scripts, Inc., 5.25%, 6/15/12(2)	1,100,000	1,169,532
Medco Health Solutions, Inc., 6.125%, 3/15/13(2)	500,000	535,307
		1,704,839
HOTELS, RESTAURANTS & LEISURE ― 0.4%
Yum! Brands, Inc., 8.875%, 4/15/11(2)	600,000	649,442
HOUSEHOLD DURABLES ― 0.2%
Whirlpool Corp., 8.60%, 5/1/14(2)	300,000	339,988
INSURANCE ― 0.6%
MetLife Global Funding I, 4.625%, 8/19/10(1)(2)	165,000	168,066
MetLife Global Funding I, 2.875%, 9/17/12(1)(2)	400,000	403,399
Prudential Financial, Inc., 3.625%, 9/17/12(2)	300,000	304,633
Travelers Cos., Inc. (The), 5.375%, 6/15/12(2)	200,000	211,863
		1,087,961
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Hasbro, Inc., 6.125%, 5/15/14(2)	200,000	217,959
LIFE SCIENCES TOOLS & SERVICES ― 0.3%
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(1)(2)	500,000	493,450
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 5.05%, 12/1/10(2)	150,000	156,090
MEDIA ― 2.2%
Comcast Cable Communications LLC, 6.75%, 1/30/11(2)	540,000	570,047
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(2)	300,000	313,125
Gannett Co., Inc., 8.75%, 11/15/14(1)(2)	300,000	312,000
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	1,460,000	1,560,819
Time Warner, Inc., 5.50%, 11/15/11(2)	900,000	955,934
		3,711,925
MULTI-UTILITIES ― 0.7%
Dominion Resources, Inc., 6.25%, 6/30/12(2)	404,000	436,604
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	527,000	543,979
Sempra Energy, 8.90%, 11/15/13(2)	100,000	116,309
		1,096,892
OFFICE ELECTRONICS ― 0.4%
Xerox Corp., 5.50%, 5/15/12(2)	400,000	422,964
Xerox Corp., 4.25%, 2/15/15(2)	200,000	198,832
		621,796
OIL, GAS & CONSUMABLE FUELS ― 4.2%
Burlington Resources Finance Co., 6.68%, 2/15/11(2)	150,000	159,439
Cenovus Energy, Inc., 4.50%, 9/15/14(1)(2)	200,000	206,667
Devon Financing Corp. ULC, 6.875%, 9/30/11(2)	200,000	217,353

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

El Paso Corp., 7.75%, 6/15/10(2)	$ 150,000	$ 151,948
El Paso Corp., 7.875%, 6/15/12(2)	250,000	260,263
EnCana Corp., 6.30%, 11/1/11(2)	325,000	349,703
Enterprise Products Operating LLC, 4.60%, 8/1/12(2)	600,000	634,034
Forest Oil Corp., 8.50%, 2/15/14(1)(2)	50,000	52,500
Kerr-McGee Corp., 6.875%, 9/15/11(2)	1,000,000	1,075,566
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(2)	350,000	370,245
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11(2)	350,000	355,250
Massey Energy Co., 6.875%, 12/15/13(2)	230,000	230,863
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(2)	500,000	516,315
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	100,000	91,250
Shell International Finance BV, 1.30%, 9/22/11(2)	1,000,000	1,003,004
Williams Cos., Inc. (The), 8.125%, 3/15/12(2)	500,000	549,232
XTO Energy, Inc., 5.90%, 8/1/12(2)	790,000	866,103
		7,089,735
PERSONAL PRODUCTS ― 0.1%
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)(2)	200,000	197,938
PHARMACEUTICALS ― 1.8%
AstraZeneca plc, 5.40%, 9/15/12(2)	500,000	546,522
Merck & Co., Inc., 1.875%, 6/30/11(2)	500,000	504,895
Pfizer, Inc., 4.45%, 3/15/12(2)	1,000,000	1,058,204
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	200,000	214,169
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	400,000	408,809
Wyeth, 6.95%, 3/15/11(2)	200,000	213,714
		2,946,313
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.4%
ProLogis, 5.50%, 4/1/12(2)	250,000	253,223
Simon Property Group LP, 5.60%, 9/1/11(2)	350,000	365,425
		618,648
ROAD & RAIL ― 0.4%
CSX Corp., 5.75%, 3/15/13(2)	400,000	433,039
Norfolk Southern Corp., 6.75%, 2/15/11(2)	100,000	105,684
Union Pacific Corp., 3.625%, 6/1/10(2)	200,000	202,450
		741,173
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)	200,000	207,455
SPECIALTY RETAIL ― 0.8%
GSC Holdings Corp., 8.00%, 10/1/12(2)	325,000	338,406
Home Depot, Inc. (The), 4.625%, 8/15/10(2)	150,000	153,579
Home Depot, Inc. (The), 5.20%, 3/1/11(2)	500,000	518,989
Staples, Inc., 9.75%, 1/15/14(2)	300,000	365,848
		1,376,822
THRIFTS & MORTGAGE FINANCE ― 0.2%
HSBC Finance Corp., 6.375%, 10/15/11(2)	300,000	319,192
TOBACCO ― 0.3%
UST, Inc., 6.625%, 7/15/12(2)	400,000	433,012
WIRELESS TELECOMMUNICATION SERVICES ― 0.5%
American Tower Corp., 7.25%, 5/15/19(1)(2)	100,000	112,000
Vodafone Group plc, 5.50%, 6/15/11(2)	341,000	359,765

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Vodafone Group plc, 5.00%, 12/16/13(2)	$ 300,000	$ 317,937
		789,702
TOTAL CORPORATE BONDS
(Cost $56,591,453)		58,095,346
U.S. TREASURY SECURITIES ― 28.6%
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(2)	2,943,564	3,064,986
U.S. Treasury Notes, 0.875%, 4/30/11(2)	9,900,000	9,916,246
U.S. Treasury Notes, 1.125%, 6/30/11(2)	500,000	502,188
U.S. Treasury Notes, 1.00%, 9/30/11(2)	2,000,000	2,000,080
U.S. Treasury Notes, 1.00%, 10/31/11(2)	5,500,000	5,496,771
U.S. Treasury Notes, 1.75%, 11/15/11(2)	1,000,000	1,012,930
U.S. Treasury Notes, 0.75%, 11/30/11(2)	6,000,000	5,962,740
U.S. Treasury Notes, 1.125%, 1/15/12(2)	10,000,000	9,993,760
U.S. Treasury Notes, 1.375%, 11/15/12(2)	3,700,000	3,674,566
U.S. Treasury Notes, 1.125%, 12/15/12(2)	6,500,000	6,397,905
TOTAL U.S. TREASURY SECURITIES
(Cost $48,034,945)		48,022,172
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 21.0%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 10.1%
FHLMC, 1.125%, 12/15/11(2)	2,000,000	1,994,742
FHLMC, 2.125%, 3/23/12(2)	4,750,000	4,825,406
FHLMC, 1.75%, 6/15/12	3,000,000	3,015,087
FHLMC, 2.125%, 9/21/12(2)	3,000,000	3,033,903
FNMA, 0.875%, 1/12/12(2)	2,000,000	1,985,584
FNMA, 1.875%, 4/20/12(2)	1,500,000	1,516,470
FNMA, 1.75%, 12/28/12(2)	500,000	496,195
		16,867,387
GOVERNMENT-BACKED CORPORATE BONDS(3) ― 10.9%
Bank of America Corp., 3.125%, 6/15/12(2)	1,100,000	1,140,488
Citigroup Funding, Inc., 1.375%, 5/5/11(2)	500,000	503,363
Citigroup Funding, Inc., 1.25%, 6/3/11	1,000,000	1,003,555
Citigroup Funding, Inc., 1.875%, 10/22/12	1,200,000	1,196,276
General Electric Capital Corp., 1.80%, 3/11/11(2)	500,000	505,788
General Electric Capital Corp., 2.25%, 3/12/12(2)	1,300,000	1,319,539
General Electric Capital Corp., 2.625%, 12/28/12(2)	500,000	509,570
GMAC, Inc., 1.75%, 10/30/12(2)	1,500,000	1,491,255
GMAC, Inc., 2.20%, 12/19/12(2)	1,500,000	1,509,948
Goldman Sachs Group, Inc. (The), VRN, 0.53%, 2/9/10(2)	500,000	503,137
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(2)	1,300,000	1,312,121
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(2)	1,900,000	1,975,134
HSBC USA, Inc., 3.125%, 12/16/11(2)	1,000,000	1,035,341
JPMorgan Chase & Co., 1.65%, 2/23/11(2)	700,000	708,037
Morgan Stanley, 2.00%, 9/22/11(2)	1,000,000	1,015,816
Morgan Stanley, 3.25%, 12/1/11(2)	500,000	518,903
State Street Corp., 2.15%, 4/30/12(2)	500,000	506,835
US Bancorp, 1.80%, 5/15/12	1,000,000	1,005,809

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Wells Fargo & Co., 3.00%, 12/9/11(2)	$ 500,000	$ 516,426
		18,277,341
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $34,924,528)		35,144,728
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) ― 6.9%
Banc of America Commercial Mortgage, Inc., Series 2002 PB2, Class A3 SEQ, 6.09%, 6/11/35(2)	23,610	23,873
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	720,000	718,829
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C, VRN, 7.93%, 1/4/10(2)	900,000	913,118
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class C, VRN, 7.63%, 1/4/10(2)	600,000	602,969
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A3, 3.38%, 5/15/38(2)	344,329	344,745
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 1/4/10(2)	1,500,000	1,510,524
GMAC Commercial Mortgage Securities, Inc., Series 2000 C3, Class B, 7.06%, 9/15/35	500,000	520,053
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(2)	480,971	481,455
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	1,000,000	1,012,127
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.08%, 1/4/10	250,000	249,708
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(2)	170,151	169,956
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	567,406	568,290
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	750,000	753,837
Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999 C1, Class B, 6.93%, 6/15/31(2)	100,618	100,515
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(2)	1,430,651	1,455,756
Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41(2)	546,164	549,504
Prudential Securities Secured Financing Corp., Series 2000 C1, Class C, VRN, 7.93%, 1/4/10(2)	1,600,000	1,621,053
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $11,388,033)		11,596,312
COLLATERALIZED MORTGAGE OBLIGATIONS(4) ― 2.6%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.9%
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.23%, 1/4/10(2)	562,368	517,960
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-37, Class 2A2, VRN, 3.67%, 1/4/10(2)	180,193	86,867
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	402,379	371,304
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 3.16%, 1/4/10(2)	93,533	85,609
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 4.09%, 1/4/10(2)	51,932	48,359

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

J.P. Morgan Mortgage Trust, Series 2005 A8, Class 6A2, VRN, 5.11%, 1/4/10(2)		$ 323,818	$ 293,879
J.P. Morgan Mortgage Trust, Series 2006 A3, Class 2A1 SEQ, VRN, 5.57%, 1/4/10		127,849	107,764
Wells Fargo Mortgage Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 3.95%, 1/4/10(2)		114,028	111,249
			1,622,991
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.7%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(2)		557,440	589,789
FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(2)		34,615	34,942
FHLMC, Series 2958, Class QC, 4.50%, 9/15/18		900,000	935,334
FHLMC, Series 3101, Class PA, 5.50%, 10/15/25(2)		209,736	214,532
FHLMC, Series 3370, Class FB SEQ, VRN, 0.48%, 1/15/10, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.00%		220,404	220,074
FNMA, Series 2003-54, Class TC, 4.50%, 5/25/15(2)		52,693	53,127
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)		76,563	78,319
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(2)		116,586	120,020
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(2)		305,936	317,724
GNMA, Series 2003-51, Class KA, 3.50%, 10/20/28(2)		26,211	26,233
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32		207,991	220,336
			2,810,430
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,387,981)			4,433,421
ASSET-BACKED SECURITIES(4) ― 1.1%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		600,000	591,952
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)		101,939	102,699
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(2)		90,153	93,526
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16(2)		1,000,000	994,935
TOTAL ASSET-BACKED SECURITIES
(Cost $1,792,007)			1,783,112
MUNICIPAL SECURITIES ― 0.8%
California GO, 5.25%, 4/1/14(2)		1,000,000	1,014,010
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(2)		300,000	319,491
TOTAL MUNICIPAL SECURITIES
(Cost $1,314,218)			1,333,501
SHORT-TERM INVESTMENTS(5) ― 0.7%
Dutch Treasury Certificates, 0.49%, 3/31/10	EUR	500,000	716,130
Government of Canada Treasury Bill, 0.28%, 4/1/10	CAD	460,000	439,627
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,168,447)			1,155,757
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) ― 0.4%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6)
FNMA, VRN, 5.62%, 3/1/12(2)		$ 74,360	78,773
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.4%
FHLMC, 5.00%, 10/1/10(2)		183,982	188,522
FHLMC, 5.50%, 12/1/36(2)	123,965	130,118

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

FNMA, 5.00%, 7/1/20(2)		$ 240,807	$ 253,140
FNMA, 5.50%, 7/1/36(2)		75,918	79,627
			651,407
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $699,257)			730,180
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.2%
NORWAY — 0.2%
Government of Norway, 6.00%, 5/16/11
(Cost $314,437)	NOK	1,700,000	307,654
TEMPORARY CASH INVESTMENTS ― 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)		363	363

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/10, valued at $1,339,260), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $1,313,000)(2)			1,313,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,313,363)			1,313,363
TOTAL INVESTMENT SECURITIES — 97.8%
(Cost $161,928,669)			163,915,546
OTHER ASSETS AND LIABILITIES — 2.2%			3,698,157
TOTAL NET ASSETS — 100.0%			$167,613,703

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
68	U.S. Treasury 2-Year Notes	March 2010	$14,706,063	$73,018
10	U.S. Treasury 10-Year Notes	March 2010	1,154,531	28,728
			$15,860,594	$101,746

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$261,000	Receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(44,403)	$3,629

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange Traded Fund
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NOK	-	Norwegian Krone
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,205,477, which represented 5.5% of total net assets.

(2)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,122,000.
(3)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(4)	Final maturity indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase.
(6)	Category is less than 0.05% of total net assets.

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$1,449,360	$56,645,986	–
U.S. Treasury Securities	–	48,022,172	–
U.S. Government Agency Securities and Equivalents	–	35,144,728	–
Commercial Mortgage-Backed Securities	–	11,596,312	–
Collateralized Mortgage Obligations	–	4,433,421	–
Asset-Backed Securities	–	1,783,112	–
Municipal Securities	–	1,333,501	–
Short-Term Investments	–	1,155,757	–
U.S. Government Agency Mortgage-Backed Securities	–	730,180	–
Sovereign Governments & Agencies	–	307,654	–
Temporary Cash Investments	363	1,313,000	–
Total Value of Investment Securities	$1,449,723	$162,465,823	–
Other Financial Instruments
Futures Contracts	$101,746	–	–
Swap Agreements	–	$48,032	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$101,746	$48,032	–

Short Duration – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$161,933,328
Gross tax appreciation of investments	$ 2,301,359
Gross tax depreciation of investments	(319,141)
Net tax appreciation (depreciation) of investments	$ 1,982,218

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

December 31, 2009

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS ― 40.9%
AEROSPACE & DEFENSE ― 1.3%
BAE Systems Holdings, Inc., 6.375%, 6/1/19(1)(2)	$ 80,000	$ 86,207
Honeywell International, Inc., 5.30%, 3/15/17(2)	30,000	31,680
Honeywell International, Inc., 5.30%, 3/1/18(2)	30,000	31,694
L-3 Communications Corp., 6.125%, 7/15/13(2)	105,000	106,575
L-3 Communications Corp., 5.875%, 1/15/15(2)	100,000	100,375
L-3 Communications Corp., 5.20%, 10/15/19(1)(2)	50,000	49,550
Lockheed Martin Corp., 7.65%, 5/1/16(2)	50,000	59,530
Lockheed Martin Corp., 6.15%, 9/1/36(2)	10,000	10,619
Lockheed Martin Corp., 5.50%, 11/15/39(2)	50,000	49,169
Northrop Grumman Corp., 3.70%, 8/1/14(2)	30,000	30,147
Triumph Group, Inc., 8.00%, 11/15/17(1)(2)	50,000	50,687
United Technologies Corp., 6.125%, 2/1/19(2)	80,000	88,560
United Technologies Corp., 6.05%, 6/1/36(2)	95,000	101,330
United Technologies Corp., 6.125%, 7/15/38(2)	30,000	32,615
		828,738
AUTO COMPONENTS ― 0.2%
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(2)	50,000	52,250
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	50,000	52,250
		104,500
AUTOMOBILES(3)
American Honda Finance Corp., 7.625%, 10/1/18(1)(2)	30,000	34,355
BEVERAGES ― 0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)(2)	120,000	120,642
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(1)	110,000	123,026
Diageo Capital plc, 5.20%, 1/30/13(2)	40,000	42,853
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(2)	135,000	151,690
PepsiAmericas, Inc., 4.375%, 2/15/14(2)	30,000	31,242
SABMiller plc, 6.20%, 7/1/11(1)(2)	30,000	31,760
		501,213
BIOTECHNOLOGY ― 0.1%
Amgen, Inc., 5.85%, 6/1/17(2)	40,000	43,776
CAPITAL MARKETS ― 2.6%
Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	80,000	84,281
Bear Stearns Cos., Inc. (The), 6.40%, 10/2/17(2)	110,000	120,093
Credit Suisse (New York), 5.00%, 5/15/13(2)	70,000	74,708
Credit Suisse (New York), 5.50%, 5/1/14(2)	100,000	108,625
Credit Suisse (New York), 5.30%, 8/13/19(2)	100,000	102,890
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	40,000	42,528
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	50,000	54,741
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	120,000	126,230
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18(2)	60,000	64,334
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	190,000	221,878
Jefferies Group, Inc., 8.50%, 7/15/19(2)	80,000	87,595
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	60,000	64,258
Morgan Stanley, 4.20%, 11/20/14(2)	100,000	100,179
Morgan Stanley, 6.00%, 4/28/15(2)	200,000	213,287
Morgan Stanley, 5.625%, 9/23/19(2)	100,000	100,918
UBS AG (Stamford Branch), 5.75%, 4/25/18(2)	60,000	61,181
		1,627,726

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

CHEMICALS ― 0.5%
Dow Chemical Co. (The), 4.85%, 8/15/12(2)	$ 40,000	$ 42,064
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	80,000	95,612
E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)	50,000	53,584
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	100,000	109,352
Rohm & Haas Co., 5.60%, 3/15/13(2)	20,000	21,124
		321,736
COMMERCIAL BANKS ― 1.0%
BB&T Corp., 5.70%, 4/30/14(2)	50,000	54,174
National Australia Bank Ltd., 2.55%, 1/13/12(1)(2)	200,000	203,073
PNC Bank N.A., 4.875%, 9/21/17(2)	60,000	56,862
PNC Bank N.A., 6.00%, 12/7/17(2)	30,000	30,502
Wachovia Bank N.A., 4.80%, 11/1/14(2)	50,000	51,168
Wells Fargo & Co., 4.375%, 1/31/13(2)	80,000	83,154
Wells Fargo Bank N.A., 6.45%, 2/1/11(2)	80,000	84,506
Westpac Banking Corp., 4.875%, 11/19/19(2)	40,000	39,557
		602,996
COMMERCIAL SERVICES & SUPPLIES ― 0.8%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	60,000	62,656
Corrections Corp. of America, 7.75%, 6/1/17(2)	200,000	207,000
Republic Services, Inc., 5.50%, 9/15/19(1)(2)	50,000	50,867
Waste Management, Inc., 7.375%, 3/11/19(2)	100,000	115,589
Waste Management, Inc., 6.125%, 11/30/39(2)	40,000	39,886
		475,998
COMMUNICATIONS EQUIPMENT ― 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39(2)	80,000	81,169
Viasat, Inc., 8.875%, 9/15/16(1)(2)	50,000	51,750
		132,919
CONSUMER FINANCE ― 1.5%
American Express Co., 7.25%, 5/20/14(2)	70,000	79,061
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	250,000	295,911
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	70,000	70,633
General Electric Capital Corp., 3.75%, 11/14/14(2)	170,000	169,890
General Electric Capital Corp., 4.375%, 9/21/15(2)	80,000	81,096
General Electric Capital Corp., 5.625%, 9/15/17(2)	50,000	51,592
General Electric Capital Corp., 6.00%, 8/7/19(2)	100,000	103,991
John Deere Capital Corp., 4.90%, 9/9/13(2)	50,000	53,793
SLM Corp., 5.375%, 1/15/13(2)	40,000	37,759
		943,726
CONTAINERS & PACKAGING ― 0.5%
Ball Corp., 6.875%, 12/15/12(2)	200,000	203,500
Ball Corp., 7.125%, 9/1/16(2)	50,000	51,500
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(1)	50,000	49,625
		304,625
DIVERSIFIED ― 1.1%
iShares iBoxx $ High Yield Corporate Bond Fund ETF	7,700	676,368
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.625%, 5/1/14(2)	70,000	72,088
DIVERSIFIED FINANCIAL SERVICES ― 2.2%
Bank of America Corp., 4.90%, 5/1/13(2)	120,000	124,500
Bank of America Corp., 6.50%, 8/1/16(2)	150,000	161,515

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Bank of America Corp., 5.65%, 5/1/18(2)	$ 50,000	$ 50,864
Bank of America Corp., 7.625%, 6/1/19(2)	50,000	57,942
Bank of America N.A., 5.30%, 3/15/17(2)	100,000	98,153
BP Capital Markets plc, 5.25%, 11/7/13(2)	70,000	76,313
Citigroup, Inc., 5.50%, 4/11/13(2)	170,000	176,381
Citigroup, Inc., 5.50%, 10/15/14(2)	30,000	30,407
Citigroup, Inc., 6.125%, 5/15/18(2)	70,000	70,493
Citigroup, Inc., 8.50%, 5/22/19(2)	40,000	46,267
Citigroup, Inc., 8.125%, 7/15/39(2)	50,000	56,603
JPMorgan Chase & Co., 4.65%, 6/1/14(2)	110,000	115,994
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	260,000	279,946
		1,345,378
DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.2%
Alltel Corp., 7.875%, 7/1/32(2)	30,000	35,779
AT&T, Inc., 6.25%, 3/15/11(2)	60,000	63,557
AT&T, Inc., 6.70%, 11/15/13(2)	60,000	67,753
AT&T, Inc., 5.10%, 9/15/14(2)	30,000	32,304
AT&T, Inc., 6.80%, 5/15/36(2)	70,000	74,785
AT&T, Inc., 6.55%, 2/15/39(2)	110,000	116,290
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	70,000	76,039
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	140,000	173,936
CenturyTel, Inc., 7.60%, 9/15/39(2)	60,000	61,674
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	100,000	112,144
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	40,000	51,582
Embarq Corp., 7.08%, 6/1/16(2)	50,000	55,301
France Telecom SA, 4.375%, 7/8/14(2)	80,000	83,682
Koninklijke KPN NV, 8.375%, 10/1/30(2)	60,000	75,384
Qwest Corp., 7.875%, 9/1/11(2)	50,000	52,625
Qwest Corp., 7.50%, 10/1/14(2)	80,000	83,500
Sprint Capital Corp., 7.625%, 1/30/11(2)	100,000	102,875
Sprint Capital Corp., 6.90%, 5/1/19(2)	100,000	92,500
Telecom Italia Capital SA, 6.18%, 6/18/14(2)	120,000	130,194
Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	100,000	105,802
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	80,000	85,904
Telefonica Emisiones SAU, 7.05%, 6/20/36(2)	40,000	45,822
Verizon Communications, Inc., 8.75%, 11/1/18(2)	110,000	137,614
Verizon Communications, Inc., 6.40%, 2/15/38(2)	40,000	41,955
		1,959,001
ELECTRIC UTILITIES ― 1.2%
Carolina Power & Light Co., 5.30%, 1/15/19(2)	30,000	31,383
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	60,000	61,176
Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	60,000	70,052
Duke Energy Corp., 6.30%, 2/1/14(2)	60,000	66,037
Duke Energy Corp., 3.95%, 9/15/14(2)	50,000	50,708
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	60,000	60,140
FirstEnergy Corp., 6.45%, 11/15/11(2)	5,000	5,364
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	100,000	101,090
Florida Power Corp., 5.65%, 6/15/18(2)	30,000	32,252
Florida Power Corp., 6.35%, 9/15/37(2)	20,000	21,750
Niagara Mohawk Power Corp., 4.88%, 8/15/19(1)	40,000	39,735
Pacificorp, 6.00%, 1/15/39(2)	90,000	94,919
Progress Energy, Inc., 6.05%, 3/15/14(2)	50,000	54,789

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Southern California Edison Co., 5.625%, 2/1/36(2)	$ 70,000	$ 70,561
		759,956
ELECTRICAL EQUIPMENT ― 0.1%
Roper Industries, Inc., 6.25%, 9/1/19(2)	50,000	52,147
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.6%
Amphenol Corp., 4.75%, 11/15/14(2)	50,000	50,071
Corning, Inc., 6.625%, 5/15/19(2)	130,000	141,917
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	150,000	158,250
		350,238
ENERGY EQUIPMENT & SERVICES ― 0.5%
Pride International, Inc., 8.50%, 6/15/19(2)	120,000	139,200
Weatherford International Ltd., 9.625%, 3/1/19(2)	120,000	149,845
		289,045
FOOD & STAPLES RETAILING ― 1.1%
CVS Caremark Corp., 6.60%, 3/15/19(2)	130,000	142,505
Delhaize Group SA, 5.875%, 2/1/14(2)	80,000	85,999
Kroger Co. (The), 6.80%, 4/1/11(2)	57,000	60,546
Kroger Co. (The), 5.00%, 4/15/13(2)	70,000	74,082
Safeway, Inc., 5.80%, 8/15/12(2)	100,000	108,070
SYSCO Corp., 4.20%, 2/12/13(2)	50,000	52,346
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	95,000	99,850
Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)	30,000	34,256
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	30,000	33,199
		690,853
FOOD PRODUCTS ― 0.9%
General Mills, Inc., 5.65%, 9/10/12(2)	60,000	65,314
General Mills, Inc., 5.25%, 8/15/13(2)	60,000	64,784
General Mills, Inc., 5.65%, 2/15/19(2)	50,000	53,122
Kellogg Co., 4.45%, 5/30/16(2)	70,000	72,184
Kraft Foods, Inc., 6.00%, 2/11/13(2)	40,000	42,927
Kraft Foods, Inc., 6.75%, 2/19/14(2)	10,000	11,068
Ralcorp Holdings, Inc., 6.625%, 8/15/39(1)(2)	60,000	58,701
Smithfield Foods, Inc., 10.00%, 7/15/14(1)(2)	150,000	163,500
		531,600
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
Baxter International, Inc., 4.00%, 3/1/14(2)	50,000	51,611
Baxter International, Inc., 5.90%, 9/1/16(2)	50,000	55,162
Baxter International, Inc., 5.375%, 6/1/18(2)	30,000	31,894
Baxter International, Inc., 6.25%, 12/1/37(2)	20,000	21,928
Boston Scientific Corp., 6.00%, 1/15/20(2)	50,000	51,185
St. Jude Medical, Inc., 4.875%, 7/15/19(2)	60,000	60,592
		272,372
HEALTH CARE PROVIDERS & SERVICES ― 0.9%
Express Scripts, Inc., 5.25%, 6/15/12(2)	100,000	106,321
Express Scripts, Inc., 7.25%, 6/15/19(2)	50,000	56,908
HCA, Inc., 7.875%, 2/15/20(1)(2)	70,000	73,063
HCA, Inc., 7.69%, 6/15/25(2)	50,000	46,035
Medco Health Solutions, Inc., 6.125%, 3/15/13(2)	150,000	160,592
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	50,000	55,592
Quest Diagnostics, Inc., 4.75%, 1/30/20(2)	50,000	48,952
		547,463

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

HOTELS, RESTAURANTS & LEISURE ― 0.6%
McDonald's Corp., 5.35%, 3/1/18(2)	$ 60,000	$ 64,440
McDonald's Corp., 6.30%, 10/15/37(2)	20,000	21,765
Universal City Development Partners Ltd., 8.875%, 11/15/15(1)	60,000	59,025
Yum! Brands, Inc., 8.875%, 4/15/11(2)	50,000	54,120
Yum! Brands, Inc., 6.25%, 3/15/18(2)	70,000	76,480
Yum! Brands, Inc., 5.30%, 9/15/19(2)	50,000	50,315
Yum! Brands, Inc., 6.875%, 11/15/37(2)	25,000	27,099
		353,244
HOUSEHOLD DURABLES ― 0.1%
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	60,000	58,868
HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(2)	20,000	22,205
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	40,000	48,474
		70,679
INDUSTRIAL CONGLOMERATES ― 0.7%
General Electric Co., 5.00%, 2/1/13(2)	250,000	264,679
General Electric Co., 5.25%, 12/6/17(2)	70,000	71,646
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(1)(2)	100,000	101,149
		437,474
INSURANCE ― 1.1%
Allstate Corp. (The), 7.45%, 5/16/19	70,000	81,469
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13(2)	30,000	32,286
International Lease Finance Corp., 5.30%, 5/1/12(2)	50,000	42,493
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	70,000	74,213
MetLife, Inc., 6.75%, 6/1/16(2)	100,000	112,131
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	50,000	52,559
Prudential Financial, Inc., 7.375%, 6/15/19(2)	110,000	123,542
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(1)(2)	50,000	51,854
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	80,000	85,599
		656,146
INTERNET & CATALOG RETAIL ― 0.1%
Expedia, Inc., 7.46%, 8/15/18(2)	60,000	65,775
IT SERVICES ― 0.2%
International Business Machines Corp., 5.70%, 9/14/17(2)	100,000	109,502
LEISURE EQUIPMENT & PRODUCTS ― 0.2%
Hasbro, Inc., 6.125%, 5/15/14(2)	100,000	108,979
MACHINERY ― 0.4%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	20,000	21,521
Caterpillar Financial Services Corp., 5.45%, 4/15/18(2)	70,000	73,032
Deere & Co., 5.375%, 10/16/29(2)	80,000	80,090
Navistar International Corp., 8.25%, 11/1/21(2)	50,000	51,500
SPX Corp., 7.625%, 12/15/14(2)	50,000	51,750
		277,893
MEDIA ― 3.5%
AMC Entertainment, Inc., 8.00%, 3/1/14	50,000	48,000
British Sky Broadcasting Group plc, 9.50%, 11/15/18(1)(2)	90,000	115,567
CBS Corp., 5.50%, 5/15/33(2)	80,000	67,210
Comcast Corp., 5.90%, 3/15/16(2)	100,000	107,832
Comcast Corp., 6.40%, 5/15/38(2)	30,000	30,973
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)(2)	100,000	102,184
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(2)	80,000	83,500

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Gannett Co., Inc., 8.75%, 11/15/14(1)(2)	$ 200,000	$ 208,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	150,000	167,250
News America, Inc., 6.90%, 8/15/39(1)(2)	70,000	76,614
Omnicom Group, Inc., 6.25%, 7/15/19(2)	60,000	64,848
Salem Communications Corp., 9.625%, 12/15/16(1)(2)	75,000	78,937
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	50,000	52,250
Sirius XM Radio, Inc., 9.625%, 8/1/13(2)	50,000	50,000
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	100,000	106,905
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	130,000	143,046
Time Warner, Inc., 5.50%, 11/15/11(2)	80,000	84,972
Time Warner, Inc., 6.875%, 5/1/12(2)	70,000	76,674
Time Warner, Inc., 7.625%, 4/15/31(2)	30,000	34,947
Time Warner, Inc., 7.70%, 5/1/32(2)	60,000	70,663
Viacom, Inc., 6.25%, 4/30/16(2)	140,000	152,784
Viacom, Inc., 5.625%, 9/15/19(2)	50,000	52,303
Viacom, Inc., 6.875%, 4/30/36(2)	60,000	65,083
Virgin Media Finance plc, 9.50%, 8/15/16(2)	100,000	107,875
		2,148,417
METALS & MINING ― 1.6%
AK Steel Corp., 7.75%, 6/15/12(2)	50,000	50,750
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	100,000	127,230
ArcelorMittal, 6.125%, 6/1/18(2)	80,000	82,682
Barrick Gold Corp., 6.95%, 4/1/19	70,000	78,953
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(2)	50,000	54,558
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	70,000	76,755
Newmont Mining Corp., 6.25%, 10/1/39(2)	80,000	80,366
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(2)	80,000	86,392
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(2)	50,000	63,385
Teck Resources Ltd., 10.75%, 5/15/19(2)	200,000	240,000
Vale Overseas Ltd., 5.625%, 9/15/19(2)	50,000	50,736
		991,807
MULTILINE RETAIL(3)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	20,000	20,525
MULTI-UTILITIES ― 1.1%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	20,000	20,696
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	40,000	38,900
Dominion Resources, Inc., 6.40%, 6/15/18(2)	60,000	65,647
Georgia Power Co., 6.00%, 11/1/13(2)	60,000	66,750
NSTAR Electric Co., 5.625%, 11/15/17(2)	60,000	64,349
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	50,000	51,611
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	20,000	20,340
Pacific Gas & Electric Co., 6.35%, 2/15/38(2)	20,000	21,762
PG&E Corp., 5.75%, 4/1/14(2)	90,000	97,101
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	30,000	32,595
Sempra Energy, 8.90%, 11/15/13(2)	100,000	116,309
Sempra Energy, 6.50%, 6/1/16(2)	30,000	32,578
Sempra Energy, 9.80%, 2/15/19(2)	30,000	37,503
Sempra Energy, 6.00%, 10/15/39(2)	30,000	29,725
		695,866
OFFICE ELECTRONICS(3)
Xerox Corp., 5.65%, 5/15/13(2)	30,000	31,283

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

OIL, GAS & CONSUMABLE FUELS ― 3.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	$ 100,000	$ 108,320
Anadarko Petroleum Corp., 6.95%, 6/15/19(2)	50,000	56,801
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	90,000	94,298
Cenovus Energy, Inc., 4.50%, 9/15/14(1)(2)	50,000	51,667
ConocoPhillips, 6.50%, 2/1/39(2)	80,000	89,093
El Paso Corp., 7.75%, 6/15/10(2)	50,000	50,649
El Paso Corp., 7.875%, 6/15/12(2)	150,000	156,158
El Paso Corp., 6.875%, 6/15/14(2)	50,000	50,213
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	50,000	53,564
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	140,000	150,944
EOG Resources, Inc., 5.625%, 6/1/19(2)	60,000	63,857
Forest Oil Corp., 8.50%, 2/15/14(1)(2)	50,000	52,500
Kerr-McGee Corp., 6.95%, 7/1/24(2)	70,000	75,985
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	120,000	133,360
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	50,000	50,557
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11(2)	50,000	50,750
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	70,000	76,122
Marathon Oil Corp., 7.50%, 2/15/19(2)	50,000	57,804
Nexen, Inc., 5.65%, 5/15/17(2)	50,000	52,077
Nexen, Inc., 6.20%, 7/30/19(2)	60,000	63,602
Nexen, Inc., 6.40%, 5/15/37(2)	70,000	70,754
Petrobras International Finance Co., 5.75%, 1/20/20(2)	50,000	51,114
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(2)	140,000	165,346
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	100,000	91,250
Shell International Finance BV, 6.375%, 12/15/38(2)	30,000	33,940
Talisman Energy, Inc., 7.75%, 6/1/19(2)	70,000	82,350
Williams Cos., Inc. (The), 8.75%, 1/15/20(2)	60,000	71,703
XTO Energy, Inc., 5.90%, 8/1/12(2)	90,000	98,670
XTO Energy, Inc., 6.50%, 12/15/18(2)	150,000	171,702
		2,375,150
PAPER & FOREST PRODUCTS ― 0.3%
International Paper Co., 9.375%, 5/15/19(2)	140,000	172,366
PERSONAL PRODUCTS ― 0.1%
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)(2)	50,000	49,484
PHARMACEUTICALS ― 1.7%
Abbott Laboratories, 5.875%, 5/15/16(2)	65,000	71,790
Abbott Laboratories, 5.60%, 11/30/17(2)	30,000	32,633
Abbott Laboratories, 6.00%, 4/1/39(2)	40,000	42,314
AstraZeneca plc, 5.40%, 9/15/12(2)	100,000	109,304
AstraZeneca plc, 5.90%, 9/15/17(2)	40,000	44,516
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	70,000	75,200
Pfizer, Inc., 6.20%, 3/15/19(2)	190,000	211,583
Pfizer, Inc., 7.20%, 3/15/39(2)	60,000	73,566
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	50,000	53,542
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	80,000	88,065
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	170,000	173,744
Watson Pharmaceuticals, Inc., 6.125%, 8/15/19(2)	40,000	41,347
Wyeth, 5.95%, 4/1/37(2)	30,000	31,391
		1,048,995
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.3%
ProLogis, 7.625%, 8/15/14(2)	30,000	31,402

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

ProLogis, 5.625%, 11/15/16(2)	$ 90,000	$ 83,054
ProLogis, 7.375%, 10/30/19(2)	50,000	49,405
Simon Property Group LP, 5.75%, 12/1/15(2)	50,000	51,051
		214,912
REAL ESTATE MANAGEMENT & DEVELOPMENT(3)
AMB Property LP, 6.625%, 12/1/19(2)	20,000	19,652
ROAD & RAIL ― 0.5%
CSX Corp., 7.375%, 2/1/19(2)	100,000	114,435
Norfolk Southern Corp., 5.75%, 4/1/18(2)	100,000	105,956
Union Pacific Corp., 5.75%, 11/15/17(2)	60,000	63,406
		283,797
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.2%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(1)(2)	50,000	50,062
Analog Devices, Inc., 5.00%, 7/1/14(2)	50,000	52,212
		102,274
SOFTWARE ― 0.2%
Intuit, Inc., 5.75%, 3/15/17(2)	100,000	103,727
SPECIALTY RETAIL ― 1.2%
GSC Holdings Corp., 8.00%, 10/1/12(2)	175,000	182,219
Home Depot, Inc. (The), 4.625%, 8/15/10(2)	250,000	255,966
Home Depot, Inc. (The), 5.875%, 12/16/36(2)	40,000	38,738
Staples, Inc., 9.75%, 1/15/14(2)	120,000	146,339
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(1)(2)	100,000	102,250
		725,512
TOBACCO ― 0.3%
Altria Group, Inc., 9.25%, 8/6/19(2)	150,000	183,099
WIRELESS TELECOMMUNICATION SERVICES ― 0.8%
America Movil SAB de CV, 5.00%, 10/16/19(1)(2)	100,000	97,964
American Tower Corp., 7.25%, 5/15/19(1)(2)	200,000	224,000
Rogers Cable, Inc., 6.25%, 6/15/13(2)	70,000	76,741
Rogers Communications, Inc., 6.80%, 8/15/18(2)	50,000	56,089
Vodafone Group plc, 5.00%, 12/16/13(2)	40,000	42,392
		497,186
TOTAL CORPORATE BONDS
(Cost $23,493,674)		25,271,429
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) ― 29.3%
FHLMC, 5.00%, 10/1/10(2)	459,955	471,306
FHLMC, 4.50%, 6/1/21(2)	274,769	285,018
FHLMC, 5.50%, 1/1/38(2)	206,182	216,416
FHLMC, 5.50%, 4/1/38(2)	1,174,307	1,231,677
FHLMC, 6.50%, 7/1/47(2)	16,017	17,079
FNMA, 6.00%, settlement date 1/15/10(5)	1,700,000	1,800,672
FNMA, 6.50%, settlement date 1/15/10(5)	657,000	703,709
FNMA, 5.00%, 7/1/20(2)	521,736	548,457
FNMA, 4.50%, 10/1/33	2,268,144	2,282,556
FNMA, 5.00%, 11/1/33(2)	348,002	358,623
FNMA, 5.00%, 8/1/34(2)	683,779	705,198
FNMA, 5.50%, 8/1/34	1,420,381	1,493,101
FNMA, 5.00%, 8/1/35(2)	380,904	391,696
FNMA, 4.50%, 9/1/35(2)	390,311	391,571
FNMA, 5.50%, 7/1/36(2)	472,968	496,074

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

FNMA, 5.50%, 12/1/36(2)	$ 775,944	$ 813,852
FNMA, 6.50%, 8/1/37(2)	276,493	295,070
FNMA, 6.00%, 11/1/37	1,111,245	1,178,962
FNMA, 5.00%, 3/1/38	1,930,580	1,983,663
FNMA, 6.50%, 6/1/47(2)	11,886	12,674
FNMA, 6.50%, 8/1/47(2)	27,970	29,823
FNMA, 6.50%, 8/1/47(2)	37,706	40,204
FNMA, 6.50%, 9/1/47(2)	4,693	5,004
FNMA, 6.50%, 9/1/47(2)	32,643	34,806
FNMA, 6.50%, 9/1/47(2)	33,125	35,320
FNMA, 6.50%, 9/1/47(2)	40,270	42,938
FNMA, 6.50%, 9/1/47(2)	61,694	65,782
GNMA, 6.00%, 9/20/38(2)	592,215	628,001
GNMA, 5.50%, 12/20/38	1,492,808	1,567,275
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $17,727,155)		18,126,527
U.S. TREASURY SECURITIES ― 7.1%
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	500,000	541,875
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	300,000	245,813
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	200,000	187,688
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	150,000	143,625
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(2)	1,177,426	1,225,994
U.S. Treasury Notes, 1.00%, 10/31/11(2)	250,000	249,853
U.S. Treasury Notes, 1.875%, 6/15/12(2)	1,500,000	1,516,877
U.S. Treasury Notes, 4.25%, 9/30/12(2)	280,000	300,563
TOTAL U.S. TREASURY SECURITIES
(Cost $4,444,401)		4,412,288
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) ― 5.2%
Banc of America Commercial Mortgage, Inc., Series 2002 PB2, Class A3 SEQ, 6.09%, 6/11/35(2)	23,610	23,873
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	330,000	329,463
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C, VRN, 7.93%, 1/4/10(2)	525,000	532,652
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 1/4/10(2)	550,000	553,859
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.32%, 1/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(1)(2)	61,080	52,507
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.08%, 1/4/10	100,000	99,883
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	283,703	284,145
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	680,000	683,479
Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999 C1, Class B, 6.93%, 6/15/31(2)	55,870	55,812
Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41(2)	273,082	274,752

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

Prudential Securities Secured Financing Corp., Series 2000 C1, Class C, VRN, 7.93%, 1/4/10(2)	$ 300,000	$ 303,947
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,133,912)		3,194,372
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 4.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 2.3%
FNMA, 4.375%, 7/17/13(2)	239,000	256,430
FNMA, 2.75%, 3/13/14(2)	875,000	883,301
FNMA, 5.00%, 2/13/17(2)	295,000	320,703
		1,460,434
GOVERNMENT-BACKED CORPORATE BONDS(6) ― 2.5%
Bank of America Corp., 3.125%, 6/15/12(2)	400,000	414,723
General Electric Capital Corp., 2.25%, 3/12/12(2)	400,000	406,012
General Electric Capital Corp., 2.20%, 6/8/12(2)	400,000	405,849
Morgan Stanley, 2.00%, 9/22/11(2)	250,000	253,954
		1,480,538
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $2,878,906)		2,940,972
COLLATERALIZED MORTGAGE OBLIGATIONS(4) ― 3.6%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 2.3%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	130,838	79,796
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 5.23%, 1/4/10(2)	259,555	239,058
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-37, Class 2A2, VRN, 3.67%, 1/4/10(2)	333,691	160,865
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	190,601	175,881
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(2)	141,079	114,584
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 3.16%, 1/4/10(2)	133,619	122,299
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 4.09%, 1/4/10(2)	123,291	114,808
J.P. Morgan Mortgage Trust, Series 2005 A4, Class 2A1, VRN, 5.04%, 1/4/10(2)	136,981	113,678
J.P. Morgan Mortgage Trust, Series 2005 A8, Class 6A2, VRN, 5.11%, 1/4/10(2)	175,988	159,717
J.P. Morgan Mortgage Trust, Series 2006 A3, Class 2A1 SEQ, VRN, 5.57%, 1/4/10	63,924	53,882
Wells Fargo Mortgage Backed Securities Trust, Series 2006 AR15, Class A1, VRN, 5.65%, 1/4/10	81,524	65,293
		1,399,861
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.3%
FHLMC, Series 2522, Class XA SEQ, 5.00%, 8/15/16(2)	86,538	87,355
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	200,000	207,883
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	229,675	234,414
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.63%, 1/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	60,172	59,880
FNMA, Series 2003-54, Class TC, 4.50%, 5/25/15(2)	52,693	53,127

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	$ 191,407	$ 195,797
838,456
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,406,095)			2,238,317
SOVEREIGN GOVERNMENTS & AGENCIES ― 2.0%
BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		200,000	214,000
CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16(2)		50,000	54,487
GERMANY — 0.9%
German Federal Republic, 3.50%, 7/4/19	EUR	400,000	582,054
MEXICO — 0.3%
United Mexican States, 5.95%, 3/19/19(2)		$ 170,000	180,625
NORWAY — 0.2%
Government of Norway, 6.00%, 5/16/11	NOK	660,000	119,442
POLAND — 0.1%
Poland Government International Bond, 6.375%, 7/15/19(2)		$ 50,000	54,634
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $1,193,029)			1,205,242
MUNICIPAL SECURITIES ― 1.8%
California GO, (Building Bonds), 7.55%, 4/1/39(2)		100,000	98,591
California GO, (Building Bonds), 7.30%, 10/1/39(2)		160,000	151,915
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)		150,000	125,855
Los Angeles Unified School District GO, (Building Bonds), 5.76%, 7/1/29(2)		80,000	75,230
Metropolitan Water Reclamation District of Greater Chicago GO, (Building Bonds), 5.72%, 12/1/38(2)		50,000	50,350
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(2)		50,000	48,050
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)		120,000	135,788
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(2)		60,000	57,581
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)		50,000	51,183
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)		120,000	117,550
University of California Rev., (Building Bonds), 5.77%, 5/15/43(2)		80,000	78,484
Utah GO, Series 2009 D, (Building Bonds), 4.55%, 7/1/24(2)		140,000	137,449
TOTAL MUNICIPAL SECURITIES
(Cost $1,144,465)			1,128,026
SHORT-TERM INVESTMENTS ― 0.3%
Government of Canada Treasury Bill, 0.28%, 4/1/10(7)
(Cost $198,110)	CAD	210,000	200,699
ASSET-BACKED SECURITIES(4) ― 0.3%
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(2)		$ 132,776	133,765
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.51%, 1/25/10, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)		55,063	55,066
TOTAL ASSET-BACKED SECURITIES
(Cost $187,849)			188,831
TEMPORARY CASH INVESTMENTS ― 7.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)		625	625

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Value

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.375%, 10/31/14, valued at $1,320,316), in a joint trading account at 0.01%, dated 12/31/09, due 1/4/10 (Delivery value $1,300,001)
$ 1,300,000
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/10, valued at $3,132,420), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $3,071,000)	3,071,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.50%-6.125%, 11/15/27-2/15/36, valued at $375,971), in a joint trading account at 0.001%, dated 12/31/09, due 1/4/10 (Delivery value $368,000)	368,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,739,625)	4,739,625
TOTAL INVESTMENT SECURITIES — 103.0%
(Cost $61,547,221)	63,646,328
OTHER ASSETS AND LIABILITIES — (3.0)%	(1,826,976)
TOTAL NET ASSETS — 100.0%	$61,819,352

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
211,507	EUR for USD	1/29/10	$303,206	$9,433
(Value on Settlement Date $312,639)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
9	U.S. Long Bond	March 2010	$1,038,375	$(43,635)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
34	U.S. Treasury 2-Year Notes	March 2010	$7,353,031	$36,509

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$250,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$ 5,175
CREDIT DEFAULT - SELL PROTECTION
609,000	Receive quarterly a fixed rate equal to 5.00% multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(103,608)	8,466
		$(103,608)	$13,641
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange Traded Fund
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NOK	-	Norwegian Krone
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,269,766, which represented 5.3% of total net assets.

(2)	Security, or a portion thereof, has been segregated for forward commitments, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $11,510,000.
(3)	Industry is less than 0.05% of total net assets.
(4)	Final maturity indicated, unless otherwise noted.

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

(5)	Forward commitment.
(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	The rate indicated is the yield to maturity at purchase.

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$676,368	$24,595,061	–
U.S. Government Agency Mortgage-Backed Securities	–	18,126,527	–
U.S. Treasury Securities	–	4,412,288	–
Commercial Mortgage-Backed Securities	–	3,194,372	–
U.S. Government Agency Securities and Equivalents	–	2,940,972	–
Collateralized Mortgage Obligations	–	2,238,317	–
Sovereign Governments & Agencies	–	1,205,242	–
Municipal Securities	–	1,128,026	–
Short-Term Investments	–	200,699	–
Asset-Backed Securities	–	188,831	–
Temporary Cash Investments	625	4,739,000	–
Total Value of Investment Securities	$676,993	$62,969,335	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 9,433	–
Futures Contracts	$(7,126)	–	–
Swap Agreements	–	117,249	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(7,126)	$126,682	–

Core Plus – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$61,547,221
Gross tax appreciation of investments	$ 2,566,655
Gross tax depreciation of investments	(467,548)
Net tax appreciation (depreciation) of investments	$ 2,099,107

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INVESTMENT TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 25, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2010